UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-3221

Fidelity Charles Street Trust
 (Exact name of registrant as specified in charter)

82 Devonshire St., Boston, Massachusetts 02109
 (Address of principal executive offices)       (Zip code)

Scott C. Goebel, Secretary

82 Devonshire St.

Boston, Massachusetts 02109
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	October 31

Date of reporting period:	April 30, 2012

Item 1. Reports to Stockholders

Fidelity®
Global Balanced
Fund

Semiannual Report

April 30, 2012

(Fidelity Cover Art)

Contents

Shareholder Expense Example	(Click Here)	An example of shareholder expenses.
Investment Changes	(Click Here)	A summary of major shifts in the fund's investments over the past six months.
Investments	(Click Here)	A complete list of the fund's investments with their market values.
Financial Statements	(Click Here)	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	(Click Here)	Notes to financial statements.

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, redemption fees, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (November 1, 2011 to April 30, 2012).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Semiannual Report

Shareholder Expense Example - continued

	Annualized Expense Ratio	Beginning Account Value November 1, 2011	Ending Account Value April 30, 2012	Expenses Paid During Period* November 1, 2011 to April 30, 2012
Class A	1.36%
Actual		$ 1,000.00	$ 1,058.60	$ 6.96
HypotheticalA		$ 1,000.00	$ 1,018.10	$ 6.82
Class T	1.59%
Actual		$ 1,000.00	$ 1,057.60	$ 8.13
HypotheticalA		$ 1,000.00	$ 1,016.96	$ 7.97
Class B	2.14%
Actual		$ 1,000.00	$ 1,054.50	$ 10.93
HypotheticalA		$ 1,000.00	$ 1,014.22	$ 10.72
Class C	2.14%
Actual		$ 1,000.00	$ 1,055.00	$ 10.93
HypotheticalA		$ 1,000.00	$ 1,014.22	$ 10.72
Global Balanced	1.05%
Actual		$ 1,000.00	$ 1,060.50	$ 5.38
HypotheticalA		$ 1,000.00	$ 1,019.64	$ 5.27
Institutional Class	1.06%
Actual		$ 1,000.00	$ 1,060.30	$ 5.43
HypotheticalA		$ 1,000.00	$ 1,019.59	$ 5.32

A 5% return per year before expenses

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period). The fees and expenses of the underlying Fidelity Central Funds in which the Fund invests are not included in the Fund's annualized expense ratio.

Semiannual Report

Investment Changes (Unaudited)

The information in the following tables is based on the combined investments of the Fund and its pro-rata share of its investments in each non-money market Fidelity Central Fund.
Geographic Diversification (% of fund's net assets)
As of April 30, 2012
United States of America* 41.6%
Japan 18.5%
United Kingdom 8.6%
Germany 5.0%
Canada 3.4%
Italy 3.3%
France 2.9%
Australia 1.7%
Netherlands 1.5%
Other 13.5%

* Includes short-term investments and net other assets (liabilities).
Percentages are based on country or territory of incorporation and are adjusted for the effect of futures contracts, if applicable.
As of October 31, 2011
United States of America* 39.9%
Japan 18.4%
United Kingdom 8.6%
Germany 5.3%
Canada 3.7%
France 3.4%
Italy 3.2%
Australia 1.4%
Switzerland 1.4%
Other 14.7%

* Includes short-term investments and net other assets (liabilities).
Percentages are based on country or territory of incorporation and are adjusted for the effect of futures contracts, if applicable.
Asset Allocation
	% of fund's net assets	% of fund's net assets 6 months ago
Stocks	54.0	54.1
Bonds	41.3	44.5
Other Investments	0.3	0.3
Short-Term Investments and Net Other Assets (Liabilities)	4.4	1.1
Top Five Stocks as of April 30, 2012
	% of fund's net assets	% of fund's net assets 6 months ago
Citrix Systems, Inc. (United States of America)	1.8	0.5
MasterCard, Inc. Class A (United States of America)	1.5	1.1
Wells Fargo & Co. (United States of America)	1.4	0.3
Intuit, Inc. (United States of America)	1.4	1.5
Apple, Inc. (United States of America)	1.1	1.1
	7.2
Top Five Bond Issuers as of April 30, 2012
(with maturities greater than one year)	% of fund's net assets	% of fund's net assets 6 months ago
Japan Government	11.3	10.5
German Federal Republic	3.7	3.9
Italian Republic	2.2	2.0
U.S. Treasury Obligations	1.2	5.4
Aristotle Holding, Inc.	0.4	0.0
	18.8
Market Sectors as of April 30, 2012
	% of fund's net assets	% of fund's net assets 6 months ago
Financials	18.9	19.4
Consumer Discretionary	11.7	8.7
Information Technology	9.9	7.8
Industrials	6.6	6.0
Consumer Staples	6.0	4.1
Energy	5.5	8.6
Health Care	5.1	5.8
Materials	4.0	4.1
Telecommunication Services	1.7	2.6
Utilities	1.7	1.4

A holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of any securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at fidelity.com and/or advisor.fidelity.com, as applicable.

Semiannual Report

Investments April 30, 2012 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 53.7%
	Shares	Value
Australia - 1.3%
Acrux Ltd.	27,674	$ 115,617
AMP Ltd.	95,954	426,871
Australia & New Zealand Banking Group Ltd.	13,066	325,482
BHP Billiton Ltd.	26,071	967,330
Bradken Ltd.	17,684	136,522
Commonwealth Bank of Australia	19,496	1,055,610
Computershare Ltd.	49,452	433,296
Crown Ltd.	26,541	251,631
CSL Ltd.	8,076	308,457
Fortescue Metals Group Ltd.	56,690	333,112
Iluka Resources Ltd.	15,387	272,526
JB Hi-Fi Ltd. (e)	11,521	115,950
Macquarie Group Ltd.	12,761	388,348
QBE Insurance Group Ltd.	25,437	366,781
Rio Tinto Ltd.	2,293	158,508
Spark Infrastructure Group unit	45,144	68,198
Suncorp-Metway Ltd.	46,161	391,476
Telstra Corp. Ltd.	94,445	348,327
Wesfarmers Ltd.	6,865	216,572
Wesfarmers Ltd. (price protected shares)	2,278	74,262
WorleyParsons Ltd.	9,313	274,103
TOTAL AUSTRALIA		7,028,979
Austria - 0.0%
Erste Bank AG	6,200	142,771
Bailiwick of Guernsey - 0.1%
Resolution Ltd.	75,500	274,254
Bailiwick of Jersey - 0.5%
Experian PLC	55,100	869,734
Randgold Resources Ltd. sponsored ADR	2,100	187,215
Shire PLC	22,457	732,023
Wolseley PLC	28,700	1,091,439
TOTAL BAILIWICK OF JERSEY		2,880,411
Belgium - 0.6%
Anheuser-Busch InBev SA NV (e)	39,000	2,811,155
Anheuser-Busch InBev SA NV (strip VVPR) (a)	9,280	12
KBC Groupe SA	14,340	277,346
TOTAL BELGIUM		3,088,513
Bermuda - 0.1%
Esprit Holdings Ltd.	29,100	60,010
Common Stocks - continued
	Shares	Value
Bermuda - continued
Jardine Strategic Holdings Ltd.	1,500	$ 48,270
Lazard Ltd. Class A	6,600	181,566
Li & Fung Ltd.	112,000	239,629
Pacific Basin Shipping Ltd.	193,000	101,492
TOTAL BERMUDA		630,967
British Virgin Islands - 0.0%
Mail.ru Group Ltd. GDR (Reg. S) (a)	5,800	250,850
Canada - 2.5%
Agrium, Inc.	1,800	158,579
Alamos Gold, Inc.	7,200	131,790
Alimentation Couche-Tard, Inc. Class B (sub. vtg.)	2,900	125,806
Bank of Montreal	4,600	273,229
Bank of Nova Scotia	10,200	565,892
Barrick Gold Corp.	6,800	275,098
Baytex Energy Corp.	2,900	153,287
BCE, Inc.	7,100	287,666
Boardwalk (REIT)	1,300	77,401
Brookfield Asset Management, Inc. Class A	5,200	171,622
Brookfield Properties Corp.	5,300	95,993
Calfrac Well Services Ltd.	500	13,718
Cameco Corp.	5,000	110,656
Canadian Imperial Bank of Commerce	1,800	135,818
Canadian National Railway Co.	5,100	435,262
Canadian Pacific	3,200	247,674
Celtic Exploration Ltd. (a)	700	10,262
Cenovus Energy, Inc.	11,500	417,388
CGI Group, Inc. Class A (sub. vtg.) (a)	4,500	101,002
CI Financial Corp.	3,300	79,013
Copper Mountain Mining Corp. (a)	12,400	53,856
Corus Entertainment, Inc. Class B (non-vtg.)	7,400	182,500
Crescent Point Energy Corp.	5,400	235,954
Dollarama, Inc.	2,260	125,796
Eldorado Gold Corp.	4,850	68,742
Enbridge, Inc.	9,300	389,701
Finning International, Inc.	5,400	150,888
First Quantum Minerals Ltd.	5,600	116,337
Fortis, Inc.	100	3,468
Goldcorp, Inc.	9,100	348,522
Harry Winston Diamond Corp. (a)	9,800	139,894
IGM Financial, Inc.	500	23,462
Imperial Oil Ltd.	2,300	107,089
Common Stocks - continued
	Shares	Value
Canada - continued
Inmet Mining Corp.	1,100	$ 60,515
Intact Financial Corp.	3,250	209,856
Ivanhoe Mines Ltd. (a)	10,300	120,232
Keyera Corp.	823	33,653
Magna International, Inc. Class A (sub. vtg.)	3,000	131,481
Manitoba Telecom Services, Inc.	2,100	72,923
Manulife Financial Corp.	15,000	205,163
Metro, Inc. Class A (sub. vtg.)	2,900	160,010
National Bank of Canada	2,200	171,724
Open Text Corp. (a)	2,500	140,167
Pacific Rubiales Energy Corp.	2,900	83,205
Pembina Pipeline Corp.	2,300	69,576
Penn West Petroleum Ltd. (e)	4,900	83,986
PetroBakken Energy Ltd. Class A	7,700	111,476
Potash Corp. of Saskatchewan, Inc.	7,600	323,159
Power Financial Corp.	5,400	161,822
Precision Drilling Corp. (a)	2,600	23,953
Progressive Waste Solution Ltd.	900	19,526
Quebecor, Inc. Class B (sub. vtg.)	1,200	47,174
RioCan (REIT)	8,500	233,551
Rogers Communications, Inc. Class B (non-vtg.)	4,150	154,908
Royal Bank of Canada	12,900	745,595
Rubicon Minerals Corp. (a)	17,900	54,547
Silver Wheaton Corp.	3,300	100,762
Sun Life Financial, Inc.	5,400	132,410
Suncor Energy, Inc.	15,972	527,630
SXC Health Solutions Corp. (a)	6,100	553,215
Teck Resources Ltd. Class B (sub. vtg.)	3,400	126,878
TELUS Corp.	4,000	240,182
The Toronto-Dominion Bank	10,300	870,612
Tim Hortons, Inc. (Canada)	2,800	161,636
Tourmaline Oil Corp. (a)	2,400	57,853
TransCanada Corp.	7,300	321,193
Trican Well Service Ltd.	2,300	33,275
Trinidad Drilling Ltd.	1,300	8,423
Valeant Pharmaceuticals International, Inc. (Canada) (a)	11,000	611,946
Vermilion Energy, Inc.	1,600	77,590
Westport Innovations, Inc. (a)	2,100	65,730
Yamana Gold, Inc.	12,500	183,371
TOTAL CANADA		13,304,273
Common Stocks - continued
	Shares	Value
Cayman Islands - 0.3%
Anta Sports Products Ltd.	108,000	$ 106,766
Baidu.com, Inc. sponsored ADR (a)	1,700	225,590
China Mengniu Dairy Co. Ltd.	47,000	145,386
Sands China Ltd.	60,400	237,438
Shenguan Holdings Group Ltd.	262,000	141,829
SINA Corp. (a)	1,300	76,063
SouFun Holdings Ltd. ADR (e)	11,700	211,302
Tencent Holdings Ltd.	9,700	304,803
TOTAL CAYMAN ISLANDS		1,449,177
Denmark - 0.3%
Danske Bank A/S (a)	25,964	421,591
Novo Nordisk A/S Series B	9,375	1,382,214
TOTAL DENMARK		1,803,805
France - 1.9%
Arkema SA	5,400	478,307
Atos Origin SA	6,135	395,152
BNP Paribas SA	20,536	825,082
Bureau Veritas SA	1,000	89,105
Carrefour SA	24,390	489,963
Christian Dior SA	2,400	361,715
Compagnie Generale de Geophysique SA (a)	9,900	283,932
Danone SA	10,700	752,852
Essilor International SA	4,368	384,758
Eurofins Scientific SA	1,700	200,876
JC Decaux SA	12,900	366,046
L'Oreal SA	2,000	240,640
LVMH Moet Hennessy - Louis Vuitton SA (e)	3,397	562,793
PPR SA	6,700	1,120,656
Publicis Groupe SA	9,600	495,122
Remy Cointreau SA	3,300	367,787
Sanofi SA	24,439	1,866,837
Schneider Electric SA	5,700	350,194
Vivendi	17,781	328,715
TOTAL FRANCE		9,960,532
Germany - 1.0%
adidas AG	5,900	492,056
Allianz AG	9,191	1,024,222
BASF AG (e)	9,167	754,693
Bayer AG	14,600	1,028,415
Deutsche Boerse AG	4,600	288,824
Common Stocks - continued
	Shares	Value
Germany - continued
Fresenius Medical Care AG & Co. KGaA	5,600	$ 397,696
SAP AG	17,847	1,183,587
Wirecard AG	12,300	227,958
TOTAL GERMANY		5,397,451
Hong Kong - 0.4%
AIA Group Ltd.	114,400	406,957
BOC Hong Kong (Holdings) Ltd.	96,500	299,127
Cheung Kong Holdings Ltd.	21,000	279,327
Hong Kong Exchanges and Clearing Ltd.	22,600	361,488
SJM Holdings Ltd.	73,000	160,327
Wharf Holdings Ltd.	65,000	387,890
TOTAL HONG KONG		1,895,116
Ireland - 0.7%
Accenture PLC Class A	21,000	1,363,950
Alkermes PLC (a)	26,000	449,800
CRH PLC	21,600	438,301
Elan Corp. PLC (a)	26,200	361,225
Elan Corp. PLC sponsored ADR (a)	54,000	744,660
Ingersoll-Rand PLC	8,900	378,428
James Hardie Industries NV CDI	36,751	286,785
TOTAL IRELAND		4,023,149
Israel - 0.0%
Sarin Technologies Ltd.	110,000	111,098
Italy - 0.7%
Brunello Cucinelli SpA	18,700	297,061
ENI SpA	62,600	1,391,066
Fiat Industrial SpA	41,300	468,547
Intesa Sanpaolo SpA	265,346	401,496
Prada SpA	84,400	573,280
Prysmian SpA	29,800	485,226
Salvatore Ferragamo Italia SpA	11,400	278,737
TOTAL ITALY		3,895,413
Japan - 5.0%
Aeon Mall Co. Ltd.	12,700	281,654
Anritsu Corp.	9,000	117,435
Aozora Bank Ltd.	139,000	356,527
Asahi Kasei Corp.	159,000	982,799
Canon, Inc.	4,300	194,922
Common Stocks - continued
	Shares	Value
Japan - continued
Cosmos Pharmaceutical Corp.	1,200	$ 67,281
CyberAgent, Inc.	130	400,397
Dainippon Screen Manufacturing Co. Ltd.	39,000	352,148
Daito Trust Construction Co. Ltd.	1,700	152,888
Daiwa House Industry Co. Ltd.	18,000	232,291
Digital Garage, Inc. (a)(e)	108	293,106
Don Quijote Co. Ltd.	7,100	260,444
East Japan Railway Co.	8,500	528,879
Exedy Corp.	10,500	295,120
Fanuc Corp.	1,600	269,858
GREE, Inc.	7,100	192,043
Hitachi Transport System Ltd.	9,400	172,040
Honda Motor Co. Ltd.	31,300	1,126,532
Ishikawajima-Harima Heavy Industries Co. Ltd.	89,000	215,318
Japan Tobacco, Inc.	200	1,108,007
JS Group Corp.	42,400	832,637
JTEKT Corp.	43,300	474,596
Kakaku.com, Inc.	2,900	90,185
Kao Corp.	26,800	718,160
KDDI Corp.	62	405,896
Kenedix Realty Investment Corp.	32	111,571
Kuraray Co. Ltd.	17,100	244,056
Lawson, Inc.	17,100	1,132,189
Makita Corp.	5,500	210,546
Marubeni Corp.	75,000	520,811
Mitsubishi Gas Chemical Co., Inc.	33,000	216,209
Mitsubishi UFJ Financial Group, Inc.	87,000	417,758
Mitsui & Co. Ltd.	76,100	1,188,422
Mitsui Fudosan Co. Ltd.	44,000	805,990
Namco Bandai Holdings, Inc.	29,400	420,408
NGK Insulators Ltd.	32,000	399,140
NHK Spring Co. Ltd.	78,500	819,422
Nissan Motor Co. Ltd.	108,100	1,123,990
Nitto Boseki Co. Ltd.	17,000	64,565
Nitto Denko Corp.	14,200	582,805
NOK Corp.	33,800	695,329
NTT Urban Development Co.	474	363,633
ORIX Corp.	4,240	405,415
Pioneer Corp. (a)	76,800	387,603
Rakuten, Inc.	232	258,777
Sega Sammy Holdings, Inc.	14,600	306,364
Shimadzu Corp.	54,000	480,791
Common Stocks - continued
	Shares	Value
Japan - continued
Shin-Etsu Chemical Co., Ltd.	10,000	$ 577,234
Shinsei Bank Ltd.	376,000	485,237
SMC Corp.	3,000	501,041
SOFTBANK CORP.	16,800	501,452
Sony Financial Holdings, Inc.	16,800	274,584
Stanley Electric Co. Ltd.	31,700	485,663
Sumitomo Mitsui Financial Group, Inc.	46,900	1,500,837
Sundrug Co. Ltd.	8,000	245,045
Terumo Corp.	3,300	151,215
Toray Industries, Inc.	69,000	530,527
Toyo Engineering Corp.	22,000	99,641
Universal Entertainment Corp.	3,300	75,935
Yamato Kogyo Co. Ltd.	2,900	82,525
TOTAL JAPAN		26,787,893
Luxembourg - 0.1%
Millicom International Cellular SA (depository receipt)	2,700	286,843
Netherlands - 0.6%
AEGON NV	94,400	439,143
Gemalto NV	11,574	862,456
HeidelbergCement Finance AG	10,100	555,339
LyondellBasell Industries NV Class A	18,700	781,286
NXP Semiconductors NV (a)	12,400	320,540
Randstad Holding NV	9,100	315,139
TOTAL NETHERLANDS		3,273,903
Norway - 0.1%
Schibsted ASA (B Shares)	9,800	373,860
Papua New Guinea - 0.0%
Oil Search Ltd. ADR	33,496	256,499
Puerto Rico - 0.1%
Popular, Inc. (a)	225,000	400,500
Singapore - 0.2%
DBS Group Holdings Ltd.	33,000	372,222
Ezra Holdings Ltd. (a)	106,000	86,503
Keppel Corp. Ltd.	43,100	384,806
Singapore Airlines Ltd.	6,000	51,873
Wilmar International Ltd.	30,000	118,046
TOTAL SINGAPORE		1,013,450
Spain - 0.4%
Banco Bilbao Vizcaya Argentaria SA	113,791	770,087
Common Stocks - continued
	Shares	Value
Spain - continued
Banco Bilbao Vizcaya Argentaria SA rights 4/30/12 (a)	101,473	$ 14,508
Grifols SA (a)(e)	24,900	627,114
Inditex SA	10,520	946,297
TOTAL SPAIN		2,358,006
Sweden - 0.4%
H&M Hennes & Mauritz AB (B Shares)	21,178	727,597
Swedbank AB (A Shares)	41,046	679,749
Swedish Match Co. AB	15,200	617,883
TOTAL SWEDEN		2,025,229
Switzerland - 1.0%
Adecco SA (Reg.)	5,743	279,699
Clariant AG (Reg.)	21,490	273,257
Nestle SA	44,135	2,703,880
Roche Holding AG (participation certificate)	3,915	715,230
Schindler Holding AG (participation certificate)	4,473	578,624
UBS AG	64,756	808,774
TOTAL SWITZERLAND		5,359,464
United Kingdom - 5.7%
Aegis Group PLC	397,445	1,146,330
Anglo American PLC (United Kingdom)	24,400	937,814
Antofagasta PLC	20,000	383,376
Aviva PLC	101,800	509,571
Barclays PLC	251,246	889,608
Barratt Developments PLC (a)	263,300	571,383
Bellway PLC	33,700	430,750
BG Group PLC	48,382	1,139,061
British American Tobacco PLC:
(United Kingdom)	35,100	1,800,485
sponsored ADR	15,700	1,615,844
British Land Co. PLC	64,376	511,368
Domino Printing Sciences PLC	27,500	267,365
Filtrona PLC	66,900	504,271
GlaxoSmithKline PLC	64,500	1,490,230
Hilton Food Group PLC	40,200	185,795
HSBC Holdings PLC (United Kingdom)	167,900	1,515,850
ICAP PLC	40,400	248,982
Imagination Technologies Group PLC (a)	40,200	448,584
Intertek Group PLC	7,700	314,321
ITV PLC	243,800	331,211
Kingfisher PLC	52,400	247,072
Common Stocks - continued
	Shares	Value
United Kingdom - continued
Lloyds Banking Group PLC (a)	709,400	$ 356,123
Meggitt PLC	96,600	640,493
Michael Page International PLC	84,200	567,980
Next PLC	13,800	656,060
Old Mutual PLC	186,112	446,472
Persimmon PLC	39,500	402,947
Prudential PLC	43,058	527,780
Reckitt Benckiser Group PLC	19,000	1,106,191
Rolls-Royce Group PLC	55,961	747,988
Royal Dutch Shell PLC Class A (United Kingdom)	77,894	2,778,506
SABMiller PLC	21,600	907,501
Standard Chartered PLC (United Kingdom)	47,825	1,169,029
SuperGroup PLC (a)	52,200	294,676
Taylor Wimpey PLC	746,600	608,933
Ted Baker PLC	33,600	493,689
Tesco PLC	127,600	657,256
Tullow Oil PLC	22,800	567,682
Vodafone Group PLC	364,400	1,008,769
Xstrata PLC	51,800	990,002
TOTAL UNITED KINGDOM		30,417,348
United States of America - 29.7%
3D Systems Corp. (a)	6,000	176,940
Active Network, Inc.	35,000	588,000
Advance Auto Parts, Inc.	1,000	91,800
Airgas, Inc.	4,000	366,560
Alexion Pharmaceuticals, Inc. (a)	8,000	722,560
Allergan, Inc.	4,000	384,000
Altria Group, Inc.	20,000	644,200
Amazon.com, Inc. (a)	4,000	927,600
American International Group, Inc. (a)	39,000	1,327,170
American Tower Corp.	43,000	2,819,940
Amgen, Inc.	25,000	1,777,750
Apple, Inc. (a)	9,600	5,608,704
AutoZone, Inc. (a)	3,500	1,386,560
BB&T Corp.	54,000	1,730,160
Beam, Inc.	23,100	1,311,618
Bed Bath & Beyond, Inc. (a)	3,000	211,170
Biogen Idec, Inc. (a)	25,700	3,444,057
Cabela's, Inc. Class A (a)	48,000	1,814,880
Cirrus Logic, Inc. (a)	19,400	531,172
Citrix Systems, Inc. (a)	113,400	9,708,174
Common Stocks - continued
	Shares	Value
United States of America - continued
Comcast Corp. Class A	34,000	$ 1,031,220
Concur Technologies, Inc. (a)	1,000	56,560
Continental Resources, Inc. (a)	6,000	535,500
Cray, Inc. (a)	7,000	78,050
Cummins, Inc.	2,400	277,992
Dick's Sporting Goods, Inc.	1,000	50,600
Discover Financial Services	6,000	203,400
Discovery Communications, Inc. (a)	20,000	1,088,400
Dollar General Corp. (a)	28,000	1,328,880
Drew Industries, Inc. (a)	3,000	89,340
Dunkin' Brands Group, Inc.	300	9,711
Elizabeth Arden, Inc. (a)	17,100	666,558
EOG Resources, Inc.	3,000	329,430
Equifax, Inc.	16,000	733,120
Estee Lauder Companies, Inc. Class A	84,000	5,489,400
Expedia, Inc.	7,000	298,410
Fair Isaac Corp.	23,000	986,700
Fifth Third Bancorp	372,000	5,293,560
FMC Corp.	5,000	552,250
Foot Locker, Inc.	12,000	367,080
Fusion-io, Inc.	5,000	128,250
G-III Apparel Group Ltd. (a)	69,900	1,876,815
Gilead Sciences, Inc. (a)	19,000	988,190
H.B. Fuller Co.	17,000	559,300
HollyFrontier Corp.	24,000	739,680
Hubbell, Inc. Class B	5,000	401,200
IBM Corp.	15,000	3,106,200
Intuit, Inc.	125,000	7,246,250
J.B. Hunt Transport Services, Inc.	34,000	1,881,220
JCPenney Co., Inc.	16,000	576,960
Kansas City Southern	47,000	3,619,940
Las Vegas Sands Corp.	29,000	1,609,210
Limited Brands, Inc.	6,000	298,200
Lincoln National Corp.	13,000	322,010
Lithia Motors, Inc. Class A (sub. vtg.)	17,000	456,110
Lorillard, Inc.	10,500	1,420,545
lululemon athletica, Inc. (a)	1,900	140,866
Mako Surgical Corp. (a)	7,000	289,170
Manitowoc Co., Inc.	50,300	696,655
Marathon Petroleum Corp.	43,000	1,789,230
Marten Transport Ltd.	10,400	219,128
MasterCard, Inc. Class A	18,100	8,186,087
Common Stocks - continued
	Shares	Value
United States of America - continued
Mead Johnson Nutrition Co. Class A	3,200	$ 273,792
Medivation, Inc. (a)	9,000	727,920
Merrimack Pharmaceuticals, Inc.	9,100	71,890
Michael Kors Holdings Ltd.	30,500	1,392,935
MICROS Systems, Inc. (a)	2,000	113,660
Microsoft Corp.	97,000	3,105,940
Monster Beverage Corp. (a)	4,000	259,840
Morgan Stanley	18,400	317,952
National Oilwell Varco, Inc.	4,000	303,040
NIKE, Inc. Class B	19,000	2,125,530
Noble Energy, Inc.	27,900	2,771,028
O'Reilly Automotive, Inc. (a)	10,000	1,054,600
Perrigo Co.	6,500	681,850
PetSmart, Inc.	3,000	174,780
Pioneer Natural Resources Co.	37,100	4,296,922
Prestige Brands Holdings, Inc. (a)	83,000	1,410,170
Priceline.com, Inc. (a)	1,400	1,065,148
PulteGroup, Inc. (a)	9,400	92,496
Raymond James Financial, Inc.	19,000	695,780
Robert Half International, Inc.	6,000	178,800
Saba Software, Inc. (a)	9,600	93,312
salesforce.com, Inc. (a)	25,100	3,908,823
Sempra Energy	46,000	2,978,040
Starbucks Corp.	5,000	286,900
Stratasys, Inc. (a)	1,000	51,210
SVB Financial Group (a)	14,000	897,260
The Coca-Cola Co.	3,000	228,960
TIBCO Software, Inc. (a)	21,000	690,900
Timken Co.	12,000	678,120
TJX Companies, Inc.	130,000	5,422,300
Tractor Supply Co.	2,000	196,820
U.S. Bancorp	20,000	643,400
Under Armour, Inc. Class A (sub. vtg.) (a)	5,000	489,650
Union Pacific Corp.	14,800	1,664,112
United Rentals, Inc. (a)(e)	36,000	1,680,480
UnitedHealth Group, Inc.	88,800	4,986,120
Valmont Industries, Inc.	10,000	1,239,300
Vertex Pharmaceuticals, Inc. (a)	11,000	423,280
Visa, Inc. Class A	2,800	344,344
W.R. Grace & Co. (a)	28,800	1,716,768
Weight Watchers International, Inc.	2,000	151,920
Wells Fargo & Co.	225,000	7,521,750
Common Stocks - continued
	Shares	Value
United States of America - continued
WESCO International, Inc. (a)	43,000	$ 2,854,770
Williams Companies, Inc.	78,000	2,654,340
Wyndham Worldwide Corp.	39,000	1,963,260
Yum! Brands, Inc.	32,900	2,392,817
TOTAL UNITED STATES OF AMERICA		158,863,421
TOTAL COMMON STOCKS (Cost $248,762,409)		287,553,175
Nonconvertible Preferred Stocks - 0.3%

Germany - 0.3%
Hugo Boss AG (non-vtg.)	3,200	357,151
ProSiebenSat.1 Media AG	23,800	604,294
Volkswagen AG	4,200	795,630
TOTAL GERMANY		1,757,075
United Kingdom - 0.0%
Rolls-Royce Group PLC Class C	5,931,866	9,628
TOTAL NONCONVERTIBLE PREFERRED STOCKS (Cost $1,100,706)		1,766,703
Nonconvertible Bonds - 13.9%
		Principal Amount (d)
Australia - 0.4%
Fairfax Media Group Finance Pty Ltd. 6.25% 6/15/12	EUR	250,000	330,950
Optus Finance Pty Ltd. 3.5% 9/15/20	EUR	200,000	281,396
Rio Tinto Finance Ltd. (United States) 9% 5/1/19		250,000	342,773
Westpac Banking Corp. 4.875% 11/19/19		600,000	652,314
WT Finance (Aust) Pty Ltd./Westfield Europe Finance PLC/WEA Finance 3.625% 6/27/12	EUR	400,000	530,632
TOTAL AUSTRALIA			2,138,065
Bailiwick of Jersey - 0.1%
Gatwick Funding Ltd. 5.75% 1/23/37	GBP	350,000	554,854
Belgium - 0.0%
Fortis Banque SA 4.625% (Reg. S) (g)(h)	EUR	200,000	191,819
Brazil - 0.0%
Votorantim Cimentos SA 7.25% 4/5/41 (Reg. S)		200,000	203,500
Nonconvertible Bonds - continued
		Principal Amount (d)	Value
British Virgin Islands - 0.2%
CLP Power Hong Kong Financing Ltd. 4.75% 7/12/21		$ 400,000	$ 429,607
CNOOC Finance 2011 Ltd. 4.25% 1/26/21		400,000	416,986
TOTAL BRITISH VIRGIN ISLANDS			846,593
Canada - 0.1%
The Toronto Dominion Bank 2.375% 10/19/16		250,000	257,589
Xstrata Finance Canada Ltd. 5.25% 6/13/17	EUR	150,000	220,672
TOTAL CANADA			478,261
Cayman Islands - 0.3%
Bishopgate Asset Finance Ltd. 4.808% 8/14/44	GBP	194,398	292,688
Hutchison Whampoa International 09 Ltd. 7.625% 4/9/19 (Reg. S)		400,000	493,985
IPIC GMTN Ltd.:
5.875% 3/14/21 (Reg S.)	EUR	175,000	248,461
6.875% 3/14/26	GBP	150,000	261,108
Petrobras International Finance Co. Ltd. 6.75% 1/27/41		150,000	180,147
Thames Water Utilities Cayman Finance Ltd. 6.125% 2/4/13	EUR	150,000	205,892
Yorkshire Water Services Finance Ltd. 6.375% 8/19/39	GBP	100,000	199,026
TOTAL CAYMAN ISLANDS			1,881,307
Cyprus - 0.1%
Alfa MTN Issuance Ltd. 8% 3/18/15		300,000	316,050
Denmark - 0.1%
TDC A/S 3.75% 3/2/22	EUR	550,000	753,919
France - 1.0%
Arkema SA 4% 10/25/17	EUR	250,000	347,830
AXA SA 5.25% 4/16/40 (h)	EUR	500,000	538,082
Casino Guichard Perrachon SA 3.994% 3/9/20	EUR	300,000	394,414
Compagnie de St. Gobain 5.625% 11/15/24	GBP	250,000	434,670
Credit Commercial de France 4.875% 1/15/14	EUR	250,000	350,050
Credit Logement SA 2.021% (g)(h)	EUR	250,000	190,266
EDF SA:
4.625% 9/11/24	EUR	150,000	217,179
5.5% 10/17/41	GBP	400,000	639,250
Eutelsat SA 5% 1/14/19	EUR	300,000	442,128
Iliad SA 4.875% 6/1/16	EUR	500,000	677,159
Societe Generale SCF 4% 7/7/16	EUR	450,000	644,563
Veolia Environnement SA 4.625% 3/30/27 (Reg. S)	EUR	300,000	403,572
TOTAL FRANCE			5,279,163
Nonconvertible Bonds - continued
		Principal Amount (d)	Value
Hong Kong - 0.1%
Wharf Finance Ltd. 4.625% 2/8/17		$ 400,000	$ 415,925
India - 0.0%
Export-Import Bank of India 0.6957% 6/7/12 (h)	JPY	20,000,000	250,110
Indonesia - 0.1%
PT Pertamina Persero:
4.875% 5/3/22 (Reg. S)		400,000	398,000
6% 5/3/42 (Reg. S)		400,000	393,000
TOTAL INDONESIA			791,000
Ireland - 0.1%
GE Capital UK Funding 4.375% 7/31/19	GBP	450,000	750,479
Isle of Man - 0.1%
AngloGold Ashanti Holdings PLC 5.375% 4/15/20		300,000	312,822
Italy - 0.4%
Intesa Sanpaolo SpA:
2.8916% 2/24/14 (f)(h)		400,000	389,379
3.75% 11/23/16	EUR	350,000	441,339
4.375% 8/16/16	EUR	500,000	683,780
6.375% 11/12/17 (h)	GBP	150,000	226,422
Unione di Banche Italiane SCPA 4.5% 2/22/16	EUR	200,000	272,080
TOTAL ITALY			2,013,000
Japan - 0.2%
ORIX Corp. 5% 1/12/16		450,000	473,759
Sumitomo Mitsui Banking Corp. 4.85% 3/1/22 (Reg. S)		500,000	511,071
TOTAL JAPAN			984,830
Korea (South) - 0.5%
Export-Import Bank of Korea:
5% 4/11/22		200,000	214,840
5.875% 1/14/15		500,000	544,933
Kookmin Bank 5.875% 6/11/12		200,000	200,770
Korea Electric Power Corp. 5.5% 7/21/14 (Reg. S)		190,000	202,795
Korea Resources Corp. 4.125% 5/19/15		610,000	633,588
National Agricultural Cooperative Federation:
4.25% 1/28/16 (Reg. S)		450,000	470,356
5% 9/30/14 (Reg. S)		200,000	212,036
Shinhan Bank 6% 6/29/12 (Reg. S)		300,000	301,860
TOTAL KOREA (SOUTH)			2,781,178
Nonconvertible Bonds - continued
		Principal Amount (d)	Value
Luxembourg - 0.7%
Gaz Capital SA (Luxembourg):
5.364% 10/31/14	EUR	150,000	$ 210,981
6.58% 10/31/13	GBP	100,000	170,288
Glencore Finance (Europe) SA:
4.125% 4/3/18	EUR	400,000	551,386
5.25% 3/22/17	EUR	250,000	354,944
7.125% 4/23/15	EUR	150,000	222,895
Olivetti Finance NV 7.75% 1/24/33	EUR	300,000	398,935
SB Capital SA:
4.95% 2/7/17 (Reg. S)		550,000	567,206
6.125% 2/7/22 (Reg. S)		500,000	515,750
Tyco Electronics Group SA:
1.6% 2/3/15		200,000	200,761
3.5% 2/3/22		300,000	299,915
TOTAL LUXEMBOURG			3,493,061
Mexico - 0.2%
America Movil SAB de CV:
4.125% 10/25/19	EUR	300,000	432,088
5% 3/30/20		400,000	451,643
TOTAL MEXICO			883,731
Multi-National - 0.5%
European Investment Bank 1.75% 3/15/17		1,000,000	1,009,991
European Union 3.25% 4/4/18	EUR	1,000,000	1,431,804
TOTAL MULTI-NATIONAL			2,441,795
Netherlands - 0.7%
BOATS Investments (Netherlands) BV 11% 3/31/17 pay-in-kind	EUR	447,214	376,427
HIT Finance BV 5.75% 3/9/18	EUR	400,000	556,485
ING Verzekeringen NV 2.692% 6/21/21 (h)	EUR	850,000	1,052,090
Linde Finance BV 3.875% 6/1/21	EUR	500,000	737,633
OI European Group BV 6.875% 3/31/17 (Reg. S)	EUR	200,000	272,703
Rabobank Nederland 4% 1/11/22	EUR	250,000	343,647
Volkswagen International Finance NV 2.375% 3/22/17 (f)		400,000	404,595
TOTAL NETHERLANDS			3,743,580
Norway - 0.5%
DNB Bank ASA 4.5% 5/29/14	EUR	200,000	281,493
Nonconvertible Bonds - continued
		Principal Amount (d)	Value
Norway - continued
Eksportfinans ASA 2% 9/15/15		$ 550,000	$ 495,079
Kommunalbanken A/S 1% 2/9/15 (Reg. S)		2,000,000	2,004,551
TOTAL NORWAY			2,781,123
Qatar - 0.1%
Ras Laffan Liquefied Natural Gas Co. Ltd. III 5.298% 9/30/20 (Reg. S)		545,870	588,885
Russia - 0.1%
RSHB Capital SA 7.5% 3/25/13	RUB	11,000,000	376,017
Singapore - 0.1%
CMT MTN Pte. Ltd. 3.731% 3/21/18 (Reg. S)		400,000	406,121
PSA International Pte Ltd. 4.625% 9/11/19 (Reg. S)		250,000	273,944
TOTAL SINGAPORE			680,065
Spain - 0.3%
Banco Bilbao Vizcaya Argentaria SA 4.25% 3/30/15	EUR	900,000	1,209,220
MAPFRE SA 5.921% 7/24/37 (h)	EUR	150,000	132,347
Santander Finance Preferred SA Unipersonal 7.3% 7/27/19 (h)	GBP	100,000	142,427
Telefonica Emisiones SAU 4.75% 2/7/17	EUR	100,000	134,178
TOTAL SPAIN			1,618,172
Sweden - 0.2%
Svenska Handelsbanken AB 4.375% 10/20/21	EUR	600,000	881,071
United Arab Emirates - 0.1%
National Bank of Abu Dhabi PJSC 3.25% 3/27/17 (Reg. S)		800,000	800,000
United Kingdom - 2.2%
3I Group PLC 5.625% 3/17/17	EUR	150,000	207,973
Abbey National Treasury Services PLC:
3.625% 9/8/16	EUR	400,000	558,228
5.25% 2/16/29	GBP	550,000	919,317
Barclays Bank PLC:
4.25% 1/12/22	GBP	550,000	920,817
6.75% 1/16/23 (h)	GBP	300,000	453,992
BAT International Finance PLC:
7.25% 3/12/24	GBP	100,000	209,073
8.125% 11/15/13		200,000	220,556
Centrica PLC 4.375% 3/13/29	GBP	350,000	560,839
Direct Line Insurance Group 9.25% 4/27/42 (h)	GBP	400,000	650,883
Eastern Power Networks PLC 4.75% 9/30/21 (Reg. S)	GBP	100,000	172,692
Nonconvertible Bonds - continued
		Principal Amount (d)	Value
United Kingdom - continued
EDF Energy Networks EPN PLC 6.5% 11/12/36	GBP	160,000	$ 300,790
Experian Finance PLC 4.75% 11/23/18	GBP	300,000	531,377
First Hydro Finance PLC 9% 7/31/21	GBP	320,000	618,076
Imperial Tobacco Finance:
4.5% 7/5/18	EUR	200,000	289,582
7.25% 9/15/14	EUR	150,000	224,112
Kerling PLC 10.625% 1/28/17 (Reg. S)	EUR	600,000	772,437
Legal & General Group PLC 4% 6/8/25 (h)	EUR	150,000	178,256
Lloyds TSB Bank PLC 4.875% 1/21/16		550,000	571,038
Marks & Spencer PLC:
6.125% 12/2/19	GBP	100,000	178,650
7.125% 12/1/37 (f)		200,000	211,360
Motability Operations Group PLC 3.75% 11/29/17	EUR	300,000	429,070
Old Mutual PLC 7.125% 10/19/16	GBP	200,000	362,430
Royal Bank of Scotland PLC 5.125% 1/13/24	GBP	500,000	856,499
Severn Trent Utilities Finance PLC 6.25% 6/7/29	GBP	300,000	594,089
Tesco PLC 5.875% 9/12/16	EUR	100,000	154,898
UBS AG London Branch 6.25% 9/3/13	EUR	100,000	140,588
Wales & West Utilities Finance PLC 6.75% 12/17/36 (h)	GBP	150,000	275,582
Western Power Distribution PLC 5.75% 3/23/40	GBP	150,000	264,409
TOTAL UNITED KINGDOM			11,827,613
United States of America - 4.4%
Air Products & Chemicals, Inc. 3% 11/3/21		450,000	463,037
Altria Group, Inc. 9.25% 8/6/19		600,000	818,332
American International Group, Inc. 6.765% 11/15/17 (Reg. S)	GBP	200,000	351,784
American Tower Corp. 4.7% 3/15/22		450,000	461,665
Aristotle Holding, Inc.:
2.1% 2/12/15 (f)		480,000	487,164
2.65% 2/15/17 (f)		550,000	559,762
3.9% 2/15/22 (f)		1,110,000	1,141,543
AT&T, Inc. 5.55% 8/15/41		300,000	342,036
Chrysler Group LLC/CG Co-Issuer, Inc. 8% 6/15/19		500,000	517,500
Citigroup, Inc. 4.25% 2/25/30 (h)	EUR	600,000	601,667
Comcast Corp. 6.55% 7/1/39		350,000	433,306
Credit Suisse New York Branch 5% 5/15/13		400,000	415,164
DIRECTV Holdings LLC/DIRECTV Financing, Inc. 5.15% 3/15/42 (f)		200,000	195,304
Enbridge Energy Partners LP 5.2% 3/15/20		250,000	282,240
Federated Retail Holdings, Inc. 6.375% 3/15/37		300,000	351,700
Frontier Oil Corp. 6.875% 11/15/18		250,000	261,250
Nonconvertible Bonds - continued
		Principal Amount (d)	Value
United States of America - continued
General Electric Capital Corp. 4.65% 10/17/21		$ 250,000	$ 271,649
General Electric Co. 5.25% 12/6/17		550,000	641,702
Glencore Funding LLC 6% 4/15/14 (Reg. S)		309,000	327,091
Goldman Sachs Group, Inc.:
3.625% 2/7/16		150,000	150,776
5.75% 1/24/22		550,000	573,965
JPMorgan Chase & Co.:
4.25% 10/15/20		1,020,000	1,067,692
4.35% 8/15/21		500,000	523,192
Liberty Mutual Group, Inc. 5.75% 3/15/14 (f)		250,000	265,843
Marsh & McLennan Companies, Inc. 4.8% 7/15/21		500,000	548,644
Metropolitan Life Global Funding I 4.625% 5/16/17	EUR	900,000	1,298,389
NBCUniversal Media LLC 4.375% 4/1/21		500,000	544,699
Phillips 66:
4.3% 4/1/22 (f)		250,000	260,584
5.875% 5/1/42 (f)		150,000	158,254
Plains All American Pipeline LP/PAA Finance Corp. 8.75% 5/1/19		100,000	131,921
PPL Energy Supply LLC 6.5% 5/1/18		160,000	183,740
Praxair, Inc. 2.45% 2/15/22		950,000	936,685
Procter & Gamble Co. 1.45% 8/15/16		350,000	356,349
Qwest Corp. 6.75% 12/1/21		650,000	731,826
Roche Holdings, Inc. 6% 3/1/19 (f)		150,000	186,346
SABMiller Holdings, Inc.:
2.45% 1/15/17 (f)		400,000	409,551
3.75% 1/15/22 (f)		200,000	207,867
4.95% 1/15/42 (f)		300,000	318,559
Southeast Supply Header LLC 4.85% 8/15/14 (f)		300,000	317,380
State Street Corp. 4.375% 3/7/21		500,000	562,011
Time Warner Cable, Inc.:
4% 9/1/21		450,000	466,921
4.125% 2/15/21		500,000	525,636
U.S. Bancorp 2.2% 11/15/16		600,000	617,587
US Bank NA 0% 2/28/17 (h)	EUR	850,000	1,038,025
Ventas Realty LP 4.25% 3/1/22		225,000	222,789
Verizon Communications, Inc.:
3.5% 11/1/21		400,000	418,338
4.75% 11/1/41		250,000	261,956
Wal-Mart Stores, Inc. 5.625% 4/15/41		500,000	609,383
Nonconvertible Bonds - continued
		Principal Amount (d)	Value
United States of America - continued
Wells Fargo & Co. 3.676% 6/15/16		$ 450,000	$ 482,687
Xerox Corp. 2.95% 3/15/17		150,000	153,100
TOTAL UNITED STATES OF AMERICA			23,454,591
TOTAL NONCONVERTIBLE BONDS (Cost $71,608,489)			74,512,579
Government Obligations - 21.9%

Canada - 0.7%
Canadian Government:
3.25% 6/1/21	CAD	1,950,000	2,169,885
5.25% 6/1/12	CAD	1,350,000	1,371,472
TOTAL CANADA			3,541,357
Czech Republic - 0.4%
Czech Republic 3.85% 9/29/21	CZK	38,400,000	2,112,248
Germany - 3.7%
German Federal Republic:
1.25% 10/14/16	EUR	1,600,000	2,186,494
3.25% 7/4/21	EUR	5,250,000	8,004,751
4% 1/4/18	EUR	1,200,000	1,869,330
4.75% 7/4/40	EUR	3,000,000	5,874,896
5.5% 1/4/31	EUR	200,000	386,815
5.625% 1/4/28	EUR	910,000	1,725,546
TOTAL GERMANY			20,047,832
Italy - 2.2%
Italian Republic 4.75% 9/1/21	EUR	9,250,000	11,716,159
Japan - 13.3%
Japan Government:
0.2% 7/15/12	JPY	840,000,000	10,523,385
1.1% 12/20/12	JPY	18,700,000	235,706
1.3% 3/20/15	JPY	740,000,000	9,579,735
1.3% 6/20/20	JPY	1,376,000,000	18,105,133
1.7% 12/20/16	JPY	345,000,000	4,612,106
1.7% 9/20/17	JPY	511,000,000	6,876,421
1.9% 6/20/16	JPY	469,250,000	6,285,605
Government Obligations - continued
		Principal Amount (d)	Value
Japan - continued
Japan Government: - continued
1.9% 3/20/29	JPY	966,500,000	$ 12,724,787
2% 9/20/40	JPY	181,000,000	2,327,472
TOTAL JAPAN			71,270,350
Spain - 0.3%
Spanish Kingdom 5.5% 4/30/21	EUR	1,400,000	1,821,517
United Kingdom - 0.1%
UK Treasury Indexed-Linked GILT 0.125% 3/22/29	GBP	404,072	675,377
United States of America - 1.2%
U.S. Treasury Bonds 3.125% 11/15/41		2,050,000	2,053,202
U.S. Treasury Notes:
1% 3/31/17		1,500,000	1,514,766
2% 2/15/22		2,800,000	2,819,250
TOTAL UNITED STATES OF AMERICA			6,387,218
TOTAL GOVERNMENT OBLIGATIONS (Cost $107,654,061)			117,572,058
Asset-Backed Securities - 0.1%

Clock Finance BV Series 2007-1 Class B2, 1.234% 2/25/15 (h)	EUR	100,000	125,221
Tesco Property Finance 2 PLC 6.0517% 10/13/39	GBP	242,723	428,678
TOTAL ASSET-BACKED SECURITIES (Cost $532,249)			553,899
Collateralized Mortgage Obligations - 0.4%

Private Sponsor - 0.4%
Arkle Master Issuer PLC Series 2010-2X Class 1A1, 1.8951% 5/17/60 (h)		300,000	301,116
Fosse Master Issuer PLC Series 2011-1 Class A3, 2.4896% 10/18/54 (h)	GBP	300,000	487,948
Granite Master Issuer PLC Series 2005-1 Class A5, 0.588% 12/20/54 (h)	EUR	209,320	267,205
Holmes Master Issuer PLC Series 2010-1X Class A2, 1.8667% 10/15/54 (h)		400,000	402,113
Collateralized Mortgage Obligations - continued
		Principal Amount (d)	Value
Private Sponsor - continued
Storm BV:
Series 2010-1 Class A2, 1.832% 3/22/52 (h)	EUR	500,000	$ 660,849
Series 2011-4 Class A1, 2.395% 10/22/53 (h)	EUR	189,206	249,936
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $2,379,464)			2,369,167
Commercial Mortgage Securities - 0.2%

France - 0.0%
FCC Proudreed Properties Class A, 1.271% 8/18/17 (h)	EUR	149,008	172,965
Ireland - 0.1%
German Residential Asset Note Distributor PLC Series 1 Class A, 0.981% 7/20/16 (h)	EUR	153,436	186,869
Netherlands - 0.0%
Skyline BV Series 2007-1 Class D, 1.547% 7/22/43 (h)	EUR	100,000	118,469
United Kingdom - 0.1%
Eddystone Finance PLC Series 2006-1 Class A2, 1.2231% 4/19/21 (h)	GBP	150,000	215,467
London & Regional Debt Securitisation No. 1 PLC Series 1 Class A, 1.2275% 10/15/14 (h)	GBP	100,000	150,936
REC Plantation Place Ltd. Series 5 Class A, 1.2431% 7/25/16 (Reg. S) (h)	GBP	95,612	148,980
TOTAL UNITED KINGDOM			515,383
TOTAL COMMERCIAL MORTGAGE SECURITIES (Cost $1,060,274)			993,686
Fixed-Income Funds - 5.2%
	Shares
Fidelity Emerging Markets Debt Central Fund (i)	1,519,315	16,043,962
Fidelity High Income Central Fund 1 (i)	117,882	11,735,112
TOTAL FIXED-INCOME FUNDS (Cost $26,485,110)		27,779,074
Preferred Securities - 0.1%
	Principal Amount (d)	Value
United Kingdom - 0.1%
Barclays Bank PLC 4.875% (g)(h) (Cost $368,999)	$ 350,000	$ 302,596
Money Market Funds - 4.8%
	Shares
Fidelity Cash Central Fund, 0.14% (b)	20,379,743	20,379,743
Fidelity Securities Lending Cash Central Fund, 0.14% (b)(c)	5,223,655	5,223,655
TOTAL MONEY MARKET FUNDS (Cost $25,603,398)		25,603,398
TOTAL INVESTMENT PORTFOLIO - 100.6% (Cost $485,555,159)		539,006,335
NET OTHER ASSETS (LIABILITIES) - (0.6)%		(3,391,477)
NET ASSETS - 100%		$ 535,614,858
Currency Abbreviations
CAD	-	Canadian dollar
CZK	-	Czech koruna
EUR	-	European Monetary Unit
GBP	-	British pound
JPY	-	Japanese yen
RUB	-	Russian ruble
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Principal amount is stated in United States dollars unless otherwise noted.
(e) Security or a portion of the security is on loan at period end.

(f) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $5,513,491 or 1.0% of net assets.

(g) Security is perpetual in nature with no stated maturity date.
(h) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

(i) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. A complete unaudited schedule of portfolio holdings for each Fidelity Central Fund is filed with the SEC for the first and third quarters of each fiscal year on Form N-Q and is available upon request or at the SEC's web site at www.sec.gov. An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro rata share of securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at fidelity.com and/or advisor.fidelity.com, as applicable. In addition, each Fidelity Central Fund's financial statements are available on the SEC's web site or upon request.

Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 8,875
Fidelity Emerging Markets Debt Central Fund	742,536
Fidelity High Income Central Fund 1	352,203
Fidelity Securities Lending Cash Central Fund	12,969
Total	$ 1,116,583
Additional information regarding the Fund's fiscal year to date purchases and sales, including the ownership percentage, of the non Money Market Central Funds is as follows:
Fund	Value, beginning of period	Purchases	Sales Proceeds	Value, end of period	% ownership, end of period
Fidelity Emerging Markets Debt Central Fund	$ 26,242,783	$ 843,746	$ 12,014,038	$ 16,043,962	14.1%
Fidelity Emerging Markets Equity Central Fund	12,104,910	-	11,787,976	-	0.0%
Fidelity High Income Central Fund 1	6,226,123	6,348,579	1,201,625	11,735,112	2.2%
Total	$ 44,573,816	$ 7,192,325	$ 25,003,639	$ 27,779,074
Other Information
Categorizations in the Schedule of Investments are based on country or territory of incorporation.

The following is a summary of the inputs used, as of April 30, 2012, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 52,474,636	$ 45,818,652	$ 6,655,984	$ -
Consumer Staples	30,214,920	25,143,753	5,071,167	-
Energy	23,066,390	18,612,886	4,453,504	-
Financials	49,500,205	38,294,884	11,205,321	-
Health Care	26,618,315	20,236,875	6,381,440	-
Industrials	30,542,017	25,064,523	5,477,494	-
Information Technology	53,242,571	50,338,354	2,904,217	-
Materials	16,975,437	12,353,651	4,621,786	-
Telecommunication Services	3,635,681	1,719,564	1,916,117	-
Utilities	3,049,706	3,049,706	-	-
Corporate Bonds	74,512,579	-	74,512,579	-
Government Obligations	117,572,058	-	117,572,058	-
Asset-Backed Securities	553,899	-	553,899	-
Collateralized Mortgage Obligations	2,369,167	-	2,369,167	-
Commercial Mortgage Securities	993,686	-	993,686	-
Fixed-Income Funds	27,779,074	27,779,074	-	-
Preferred Securities	302,596	-	302,596	-
Money Market Funds	25,603,398	25,603,398	-	-
Total Investments in Securities:	$ 539,006,335	$ 294,015,320	$ 244,991,015	$ -
The composition of credit quality ratings as a percentage of net assets is as follows (Unaudited):
U.S. Government and U.S. Government Agency Obligations	1.2%
AAA,AA,A	29.4%
BBB	5.8%
BB	1.7%
B	2.4%
CCC,CC,C	0.3%
Not Rated	0.8%
Equities	54.0%
Short-Term Investments and Net Other Assets	4.4%
100.0%

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

The information in the above table is based on the combined investments of the Fund and its pro-rata share of its investments in each non-money market Fidelity Central Fund.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

	April 30, 2012 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $4,904,277) - See accompanying schedule: Unaffiliated issuers (cost $433,466,651)	$ 485,623,863
Fidelity Central Funds (cost $52,088,508)	53,382,472
Total Investments (cost $485,555,159)		$ 539,006,335
Cash		14,779
Foreign currency held at value (cost $45,596)		45,644
Receivable for investments sold Regular delivery		9,217,772
Delayed delivery		164,739
Receivable for fund shares sold		903,922
Dividends receivable		780,075
Interest receivable		1,908,107
Distributions receivable from Fidelity Central Funds		11,410
Prepaid expenses		521
Other receivables		18,073
Total assets		552,071,377

Liabilities
Payable for investments purchased Regular delivery	$ 9,570,471
Delayed delivery	164,376
Payable for fund shares redeemed	961,491
Accrued management fee	312,072
Distribution and service plan fees payable	23,375
Other affiliated payables	116,477
Other payables and accrued expenses	84,602
Collateral on securities loaned, at value	5,223,655
Total liabilities		16,456,519

Net Assets		$ 535,614,858
Net Assets consist of:
Paid in capital		$ 483,492,084
Undistributed net investment income		3,189,451
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(4,446,048)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		53,379,371
Net Assets		$ 535,614,858

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Assets and Liabilities - continued

April 30, 2012 (Unaudited)

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($24,422,604 ÷ 1,059,957 shares)	$ 23.04

Maximum offering price per share (100/94.25 of $23.04)	$ 24.45
Class T: Net Asset Value and redemption price per share ($13,483,290 ÷ 587,620 shares)	$ 22.95

Maximum offering price per share (100/96.50 of $22.95)	$ 23.78
Class B: Net Asset Value and offering price per share ($2,494,864 ÷ 108,940 shares)A	$ 22.90

Class C: Net Asset Value and offering price per share ($13,250,179 ÷ 581,772 shares)A	$ 22.78

Global Balanced: Net Asset Value, offering price and redemption price per share ($479,952,795 ÷ 20,711,526 shares)	$ 23.17

Institutional Class: Net Asset Value, offering price and redemption price per share ($2,011,126 ÷ 86,943 shares)	$ 23.13

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Operations

Six months ended April 30, 2012 (Unaudited)

Investment Income
Dividends		$ 2,661,528
Interest		3,016,445
Income from Fidelity Central Funds		1,116,583
Income before foreign taxes withheld		6,794,556
Less foreign taxes withheld		(128,837)
Total income		6,665,719

Expenses
Management fee	$ 1,883,464
Transfer agent fees	571,123
Distribution and service plan fees	127,694
Accounting and security lending fees	136,239
Custodian fees and expenses	88,857
Independent trustees' compensation	990
Registration fees	84,376
Audit	44,741
Legal	1,239
Miscellaneous	2,548
Total expenses before reductions	2,941,271
Expense reductions	(31,871)	2,909,400
Net investment income (loss)		3,756,319
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	12,033,625
Fidelity Central Funds	3,602,106
Foreign currency transactions	(74,804)
Capital gain distributions from Fidelity Central Funds	101,156
Total net realized gain (loss)		15,662,083
Change in net unrealized appreciation (depreciation) on: Investment securities	10,860,831
Assets and liabilities in foreign currencies	44,121
Total change in net unrealized appreciation (depreciation)		10,904,952
Net gain (loss)		26,567,035
Net increase (decrease) in net assets resulting from operations		$ 30,323,354

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Changes in Net Assets

	Six months ended April 30, 2012 (Unaudited)	Year ended October 31, 2011
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 3,756,319	$ 7,224,068
Net realized gain (loss)	15,662,083	39,788,338
Change in net unrealized appreciation (depreciation)	10,904,952	(35,693,976)
Net increase (decrease) in net assets resulting from operations	30,323,354	11,318,430
Distributions to shareholders from net investment income	(5,592,973)	(5,506,342)
Distributions to shareholders from net realized gain	(2,173,830)	(2,817,435)
Total distributions	(7,766,803)	(8,323,777)
Share transactions - net increase (decrease)	(52,025,346)	(4,897,733)
Redemption fees	4,138	19,178
Total increase (decrease) in net assets	(29,464,657)	(1,883,902)

Net Assets
Beginning of period	565,079,515	566,963,417
End of period (including undistributed net investment income of $3,189,451 and undistributed net investment income of $5,026,105, respectively)	$ 535,614,858	$ 565,079,515

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class A

	Six months ended April 30, 2012	Years ended October 31,
	(Unaudited)	2011	2010	2009 H
Selected Per-Share Data
Net asset value, beginning of period	$ 22.05	$ 21.88	$ 19.59	$ 15.08
Income from Investment Operations
Net investment income (loss) E	.13	.22	.17	.12
Net realized and unrealized gain (loss)	1.14	.22	2.43	4.39
Total from investment operations	1.27	.44	2.60	4.51
Distributions from net investment income	(.19)	(.17)	(.23)	-
Distributions from net realized gain	(.09)	(.11)	(.08)	-
Total distributions	(.28)	(.27) K	(.31)	-
Redemption fees added to paid in capital E, J	-	-	-	-
Net asset value, end of period	$ 23.04	$ 22.05	$ 21.88	$ 19.59
Total Return B, C, D	5.86%	2.04%	13.40%	29.91%
Ratios to Average Net Assets F, I
Expenses before reductions	1.36% A	1.37%	1.43%	1.47% A
Expenses net of fee waivers, if any	1.36% A	1.37%	1.43%	1.47% A
Expenses net of all reductions	1.34% A	1.35%	1.41%	1.46% A
Net investment income (loss)	1.16% A	.98%	.83%	.88% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 24,423	$ 20,831	$ 11,096	$ 2,912
Portfolio turnover rate G	156% A	197%	178%	252%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H For the period February 19, 2009 (commencement of sale of shares) to October 31, 2009.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

J Amount represents less than $.01 per share.

K Total distributions of $.27 per share is comprised of distributions from net investment income of $.167 and distributions from net realized gain of $.107 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class T

	Six months ended April 30, 2012	Years ended October 31,
	(Unaudited)	2011	2010	2009 H
Selected Per-Share Data
Net asset value, beginning of period	$ 21.96	$ 21.81	$ 19.56	$ 15.08
Income from Investment Operations
Net investment income (loss) E	.10	.17	.13	.11
Net realized and unrealized gain (loss)	1.15	.22	2.42	4.37
Total from investment operations	1.25	.39	2.55	4.48
Distributions from net investment income	(.17)	(.13)	(.23)	-
Distributions from net realized gain	(.09)	(.11)	(.08)	-
Total distributions	(.26)	(.24)	(.30) K	-
Redemption fees added to paid in capital E, J	-	-	-	-
Net asset value, end of period	$ 22.95	$ 21.96	$ 21.81	$ 19.56
Total Return B, C, D	5.76%	1.80%	13.17%	29.71%
Ratios to Average Net Assets F, I
Expenses before reductions	1.59% A	1.59%	1.62%	1.69% A
Expenses net of fee waivers, if any	1.59% A	1.59%	1.62%	1.69% A
Expenses net of all reductions	1.58% A	1.58%	1.60%	1.68% A
Net investment income (loss)	.92% A	.75%	.64%	.88% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 13,483	$ 10,357	$ 5,345	$ 981
Portfolio turnover rate G	156% A	197%	178%	252%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H For the period February 19, 2009 (commencement of sale of shares) to October 31, 2009.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

J Amount represents less than $.01 per share.

K Total distributions of $.30 per share is comprised of distributions from net investment income of $.226 and distributions from net realized gain of $.075 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class B

	Six months ended April 30, 2012	Years ended October 31,
	(Unaudited)	2011	2010	2009 H
Selected Per-Share Data
Net asset value, beginning of period	$ 21.80	$ 21.68	$ 19.48	$ 15.08
Income from Investment Operations
Net investment income (loss) E	.04	.04	.02	.05
Net realized and unrealized gain (loss)	1.14	.23	2.41	4.35
Total from investment operations	1.18	.27	2.43	4.40
Distributions from net investment income	-	(.04)	(.16)	-
Distributions from net realized gain	(.08)	(.11)	(.08)	-
Total distributions	(.08)	(.15)	(.23) K	-
Redemption fees added to paid in capital E, J	-	-	-	-
Net asset value, end of period	$ 22.90	$ 21.80	$ 21.68	$ 19.48
Total Return B, C, D	5.45%	1.24%	12.58%	29.18%
Ratios to Average Net Assets F, I
Expenses before reductions	2.14% A	2.15%	2.18%	2.21% A
Expenses net of fee waivers, if any	2.14% A	2.15%	2.18%	2.21% A
Expenses net of all reductions	2.13% A	2.13%	2.16%	2.20% A
Net investment income (loss)	.37% A	.20%	.08%	.39% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 2,495	$ 2,392	$ 2,199	$ 526
Portfolio turnover rate G	156% A	197%	178%	252%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H For the period February 19, 2009 (commencement of sale of shares) to October 31, 2009.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

J Amount represents less than $.01 per share.

K Total distributions of $.23 per share is comprised of distributions from net investment income of $.158 and distributions from net realized gain of $.075 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class C

	Six months ended April 30, 2012	Years ended October 31,
	(Unaudited)	2011	2010	2009 H
Selected Per-Share Data
Net asset value, beginning of period	$ 21.73	$ 21.65	$ 19.49	$ 15.08
Income from Investment Operations
Net investment income (loss) E	.04	.05	.03	.05
Net realized and unrealized gain (loss)	1.15	.22	2.40	4.36
Total from investment operations	1.19	.27	2.43	4.41
Distributions from net investment income	(.05)	(.08)	(.20)	-
Distributions from net realized gain	(.09)	(.11)	(.08)	-
Total distributions	(.14)	(.19)	(.27) K	-
Redemption fees added to paid in capital E, J	-	-	-	-
Net asset value, end of period	$ 22.78	$ 21.73	$ 21.65	$ 19.49
Total Return B, C, D	5.50%	1.24%	12.58%	29.24%
Ratios to Average Net Assets F, I
Expenses before reductions	2.14% A	2.13%	2.12%	2.20% A
Expenses net of fee waivers, if any	2.14% A	2.13%	2.12%	2.20% A
Expenses net of all reductions	2.13% A	2.11%	2.10%	2.19% A
Net investment income (loss)	.37% A	.21%	.14%	.36% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 13,250	$ 9,598	$ 5,463	$ 827
Portfolio turnover rate G	156% A	197%	178%	252%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H For the period February 19, 2009 (commencement of sale of shares) to October 31, 2009.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

J Amount represents less than $.01 per share.

K Total distributions of $.27 per share is comprised of distributions from net investment income of $.196 and distributions from net realized gain of $.075 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Global Balanced

	Six months ended April 30, 2012	Years ended October 31,
	(Unaudited)	2011	2010	2009	2008	2007
Selected Per-Share Data
Net asset value, beginning of period	$ 22.18	$ 21.99	$ 19.62	$ 16.94	$ 25.40	$ 23.08
Income from Investment Operations
Net investment income (loss) D	.16	.29	.24	.28	.40	.35
Net realized and unrealized gain (loss)	1.16	.22	2.43	2.95	(6.70)	4.27
Total from investment operations	1.32	.51	2.67	3.23	(6.30)	4.62
Distributions from net investment income	(.24)	(.21)	(.23)	(.38)	(.33)	(.20)
Distributions from net realized gain	(.09)	(.11)	(.08)	(.17)	(1.83)	(2.10)
Total distributions	(.33)	(.32)	(.30) I	(.55)	(2.16)	(2.30)
Redemption fees added to paid in capital D, H	-	-	-	-	-	-
Net asset value, end of period	$ 23.17	$ 22.18	$ 21.99	$ 19.62	$ 16.94	$ 25.40
Total Return B, C	6.05%	2.34%	13.76%	19.86%	(26.96)%	21.83%
Ratios to Average Net Assets E, G
Expenses before reductions	1.05% A	1.05%	1.11%	1.24%	1.13%	1.14%
Expenses net of fee waivers, if any	1.05% A	1.05%	1.10%	1.23%	1.13%	1.14%
Expenses net of all reductions	1.04% A	1.04%	1.08%	1.21%	1.11%	1.12%
Net investment income (loss)	1.47% A	1.29%	1.16%	1.61%	1.88%	1.55%
Supplemental Data
Net assets, end of period (000 omitted)	$ 479,953	$ 520,753	$ 542,319	$ 419,747	$ 345,279	$ 371,262
Portfolio turnover rate F	156% A	197%	178%	252%	264%	169%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

H Amount represents less than $.01 per share.

I Total distributions of $.30 per share is comprised of distributions from net investment income of $.229 and distributions from net realized gain of $.075 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Institutional Class

	Six months ended April 30, 2012	Years ended October 31,
	(Unaudited)	2011	2010	2009 G
Selected Per-Share Data
Net asset value, beginning of period	$ 22.16	$ 21.99	$ 19.64	$ 15.08
Income from Investment Operations
Net investment income (loss) D	.16	.28	.23	.21
Net realized and unrealized gain (loss)	1.15	.21	2.44	4.35
Total from investment operations	1.31	.49	2.67	4.56
Distributions from net investment income	(.25)	(.21)	(.25)	-
Distributions from net realized gain	(.09)	(.11)	(.08)	-
Total distributions	(.34)	(.32)	(.32) J	-
Redemption fees added to paid in capital D, I	-	-	-	-
Net asset value, end of period	$ 23.13	$ 22.16	$ 21.99	$ 19.64
Total Return B, C	6.03%	2.25%	13.75%	30.24%
Ratios to Average Net Assets E, H
Expenses before reductions	1.06% A	1.11%	1.14%	1.12% A
Expenses net of fee waivers, if any	1.06% A	1.11%	1.14%	1.12% A
Expenses net of all reductions	1.05% A	1.10%	1.12%	1.10% A
Net investment income (loss)	1.45% A	1.23%	1.12%	1.70% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 2,011	$ 1,149	$ 541	$ 140
Portfolio turnover rate F	156% A	197%	178%	252%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G For the period February 19, 2009 (commencement of sale of shares) to October 31, 2009.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

I Amount represents less than $.01 per share.

J Total distributions of $.32 per share is comprised of distributions from net investment income of $.248 and distributions from net realized gain of $.075 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended April 30, 2012 (Unaudited)

1. Organization.

Fidelity® Global Balanced Fund (the Fund) is a fund of Fidelity Charles Street Trust (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class T, Class C, Global Balanced and Institutional Class shares, each of which, along with Class B shares, has equal rights as to assets and voting privileges. Effective after the close of business on September 1, 2010, Class B shares were closed to new accounts and additional purchases, except for exchanges and reinvestments. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase. Investment income, realized and unrealized capital gains and losses, the common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions may also differ by class.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies available only to other investment companies and accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the Fund. These strategies are consistent with the investment objectives of the Fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the Fund. The Money Market Central Funds

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Notes to Financial Statements (Unaudited) - continued

2. Investments in Fidelity Central Funds - continued

seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR. The following summarizes the Fund's investment in each non-money market Fidelity Central Fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices
Fidelity Emerging Markets Debt Central Fund	FMR Co., Inc. (FMRC)	Seeks high total return by normally investing in debt securities of issuers in emerging markets and other debt investments that are tied economically to emerging markets.	Foreign Securities Repurchase Agreements Restricted Securities
Fidelity High Income Central Fund 1	FMRC

Seeks a high level of income and may also seek capital appreciation by investing primarily in debt securities, preferred stocks, and convertible securities, with an emphasis on lower-quality debt securities.

Delayed Delivery & When Issued Securities Loans & Direct Debt Instruments Repurchase Agreements Restricted Securities

An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of any securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at fidelity.com and/or advisor.fidelity.com, as applicable. A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) web site at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including security valuation policies) of those funds are available on the SEC web site or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the

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3. Significant Accounting Policies - continued

date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Security Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include market or security specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The value used for net asset value (NAV) calculation under these procedures may differ from published prices for the same securities.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level, as of April 30, 2012, is included at the end of the Fund's Schedule of Investments. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when significant market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-traded funds (ETFs) and certain indexes as well as quoted prices for similar securities are used and are categorized as Level 2 in the hierarchy in these circumstances. Utilizing these techniques may result in transfers between Level 1 and Level 2. For restricted equity securities and private placements where

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Notes to Financial Statements (Unaudited) - continued

3. Significant Accounting Policies - continued

Security Valuation - continued

observable inputs are limited, assumptions about market activity and risk are used and these securities are categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from independent pricing services or from dealers who make markets in such securities. For corporate bonds, foreign government and government agency obligations, preferred securities and U.S. government and government agency obligations, pricing services utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices and are generally categorized as Level 2 in the hierarchy. For asset backed securities, collateralized mortgage obligations and commercial mortgage securities, pricing services utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices and, accordingly, such securities are generally categorized as Level 2 in the hierarchy. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing matrices which consider similar factors that would be used by independent pricing services. These are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

New Accounting Pronouncements. In May 2011, the Financial Accounting Standards Board issued Accounting Standard Update No. 2011-04, Fair Value Measurement (Topic 820) - Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRSs. The update is effective during interim and annual periods beginning after December 15, 2011 and will result in additional disclosure for transfers between levels as well as expanded disclosure for securities categorized as Level 3 under the fair value hierarchy.

In December 2011, the Financial Accounting Standards Board issued Accounting Standard Update No. 2011-11, Disclosures about Offsetting Assets and Liabilities. The update creates new disclosure requirements requiring entities to disclose both gross and net information for derivatives and other financial instruments that are either offset in the Statement of Assets and Liabilities or subject to an enforceable master netting arrangement or similar agreement. The disclosure requirements are effective for interim and annual reporting periods beginning on or after January 1, 2013. Management is currently evaluating the impact of the update's adoption on the Fund's financial statement disclosures.

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3. Significant Accounting Policies - continued

Foreign Currency. The Fund may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rate at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The Fund estimates the components of distributions received that may be considered return of capital distributions or capital gain distributions. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. The principal amount on inflation-indexed securities is periodically adjusted to the rate of inflation and interest is accrued based on the principal amount. The adjustments to principal due to inflation are reflected as increases or decreases to interest income even though the principal is not received until maturity. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in

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Notes to Financial Statements (Unaudited) - continued

3. Significant Accounting Policies - continued

Expenses - continued

the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. A fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, passive foreign investment companies (PFIC), market discount, equity-debt classifications, partnerships, deferred trustees compensation, capital loss carryforwards and losses deferred due to wash sales.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 60,233,633
Gross unrealized depreciation	(7,891,234)
Net unrealized appreciation (depreciation) on securities and other investments	$ 52,342,399

Tax cost	$ 486,663,936

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. Under the Regulated Investment Company Modernization Act of 2010 (the Act), the Fund is permitted to carry forward

Semiannual Report

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period and such capital losses are required to be used prior to any losses that expire. At October 31, 2011, capital loss carryforwards were as follows:

Fiscal year of expiration
2017	$ (12,673,474)

Short-Term Trading (Redemption) Fees. Shares held by investors in the Fund less than 30 days are subject to a redemption fee equal to 1.00% of the net asset value of shares redeemed. All redemption fees, which reduce the proceeds of the shareholder redemption, are retained by the Fund and accounted for as an addition to paid in capital.

4. Operating Policies.

Delayed Delivery Transactions and When-Issued Securities. During the period, the Fund transacted in securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. The securities purchased on a delayed delivery or when-issued basis are identified as such in the Fund's Schedule of Investments. The Fund may receive compensation for interest forgone in the purchase of a delayed delivery or when-issued security. With respect to purchase commitments, the Fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

5. Purchases and Sales of Investments.

Purchases and sales of securities (including the Equity and Fixed-Income Central Funds), other than short-term securities and U.S. government securities, aggregated $367,742,894 and $413,329,128, respectively.

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Notes to Financial Statements (Unaudited) - continued

6. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .45% of the Fund's average net assets and an annualized group fee rate that averaged .26% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annualized management fee rate was .71% of the Fund's average net assets.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of FMR, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee	Total Fees	Retained by FDC
Class A	-%	.25%	$ 27,677	$ 433
Class T	.25%	.25%	30,126	543
Class B	.75%	.25%	12,043	9,060
Class C	.75%	.25%	57,848	25,634
			$ 127,694	$ 35,670

Sales Load. FDC may receive a front-end sales charge of up to 5.75% for selling Class A shares and 3.50% for selling Class T shares, some of which is paid to financial intermediaries for selling shares of the Fund. Depending on the holding period, FDC may receive contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. The deferred sales charges range from 5.00% to 1.00% for Class B, 1.00% for Class C, 1.00% for certain purchases of Class A shares and .25% for certain purchases of Class T shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$ 19,186
Class T	4,940
Class B*	3,019
Class C*	2,497
$ 29,642

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

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6. Fees and Other Transactions with Affiliates - continued

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the Fund. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, transfer agent fees for each class were as follows:

	Amount	% of Average Net Assets*
Class A	$ 29,144.26
Class T	15,122.25
Class B	3,622.30
Class C	17,422.30
Global Balanced	503,639.21
Institutional Class	2,174.22
	$ 571,123

* Annualized

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for each month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were $7,466 for the period.

7. Committed Line of Credit.

The Fund participates with other funds managed by FMR or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $806 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, there were no borrowings on this line of credit.

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Notes to Financial Statements (Unaudited) - continued

8. Security Lending.

The Fund lends portfolio securities through a lending agent from time to time in order to earn additional income. For equity securities, a lending agent is used and may loan securities to certain qualified borrowers, including Fidelity Capital Markets (FCM), a broker-dealer affiliated with the Fund. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. At period end, there were no security loans outstanding with FCM. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Total security lending income during the period amounted to $12,969, including $1,075 from securities loaned to FCM.

9. Expense Reductions.

Many of the brokers with whom FMR places trades on behalf of the Fund provided services to the Fund in addition to trade execution. These services included payments of certain expenses on behalf of the Fund totaling $31,871 for the period.

10. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended April 30, 2012	Year ended October 31, 2011
From net investment income
Class A	$ 183,672	$ 89,410
Class T	86,455	36,393
Class B	-	4,186
Class C	22,825	23,671
Global Balanced	5,284,339	5,347,640
Institutional Class	15,682	5,042
Total	$ 5,592,973	$ 5,506,342

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10. Distributions to Shareholders - continued

	Six months ended April 30, 2012	Year ended October 31, 2011
From net realized gain
Class A	$ 85,585	$ 57,286
Class T	46,353	29,060
Class B	8,719	10,926
Class C	43,221	31,269
Global Balanced	1,984,414	2,686,373
Institutional Class	5,538	2,521
Total	$ 2,173,830	$ 2,817,435

11. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended April 30, 2012	Year ended October 31, 2011	Six months ended April 30, 2012	Year ended October 31, 2011
Class A
Shares sold	237,493	589,852	$ 5,272,183	$ 13,317,896
Reinvestment of distributions	11,691	6,226	250,430	136,028
Shares redeemed	(134,086)	(158,326)	(2,960,674)	(3,520,934)
Net increase (decrease)	115,098	437,752	$ 2,561,939	$ 9,932,990
Class T
Shares sold	169,290	308,037	$ 3,688,344	$ 6,909,923
Reinvestment of distributions	5,007	2,547	106,901	55,546
Shares redeemed	(58,358)	(83,961)	(1,271,899)	(1,863,419)
Net increase (decrease)	115,939	226,623	$ 2,523,346	$ 5,102,050
Class B
Shares sold	10,784	27,998	$ 232,731	$ 631,778
Reinvestment of distributions	361	605	7,708	13,164
Shares redeemed	(11,935)	(20,319)	(261,072)	(455,688)
Net increase (decrease)	(790)	8,284	$ (20,633)	$ 189,254
Class C
Shares sold	191,601	303,365	$ 4,149,686	$ 6,744,114
Reinvestment of distributions	2,666	2,288	56,618	49,623
Shares redeemed	(54,092)	(116,357)	(1,184,213)	(2,583,426)
Net increase (decrease)	140,175	189,296	$ 3,022,091	$ 4,210,311

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

11. Share Transactions - continued

	Shares		Dollars
	Six months ended April 30, 2012	Year ended October 31, 2011	Six months ended April 30, 2012	Year ended October 31, 2011
Global Balanced
Shares sold	2,353,491	7,688,422	$ 51,914,754	$ 173,946,427
Reinvestment of distributions	320,351	348,628	6,893,955	7,645,415
Shares redeemed	(5,435,738)	(9,221,582)	(119,638,403)	(206,542,789)
Net increase (decrease)	(2,761,896)	(1,184,532)	$ (60,829,694)	$ (24,950,947)
Institutional Class
Shares sold	87,850	48,248	$ 1,898,944	$ 1,092,344
Reinvestment of distributions	864	176	18,558	3,866
Shares redeemed	(53,608)	(21,184)	(1,199,897)	(477,601)
Net increase (decrease)	35,106	27,240	$ 717,605	$ 618,609

12. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Semiannual Report

Investment Adviser

Fidelity Management & Research Company
Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

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(U.K.) Inc.

FIL Investment Advisors

FIL Investments (Japan) Limited

FIL Investment Advisors
(U.K.) Limited

Fidelity Management & Research
(Japan) Inc.

Fidelity Management & Research
(Hong Kong) Limited

General Distributor

Fidelity Distributors Corporation
Boston, MA

Transfer and Service Agents

Fidelity Investments Institutional Operations Company, Inc.
Boston, MA

Fidelity Service Company, Inc.
Boston, MA

Custodian

Brown Brothers Harriman & Company
Boston, MA

The Fidelity Telephone Connection

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www.fidelity.com

(Fidelity Investment logo)(registered trademark)
Fidelity Advisor®
Global Balanced
Fund - Class A, Class T, Class B
and Class C

Semiannual Report

April 30, 2012

(Fidelity Cover Art)

Class A, Class T, Class B,
and Class C are classes of
Fidelity® Global Balanced Fund

Contents

Shareholder Expense Example	(Click Here)	An example of shareholder expenses.
Investment Changes	(Click Here)	A summary of major shifts in the fund's investments over the past six months.
Investments	(Click Here)	A complete list of the fund's investments with their market values.
Financial Statements	(Click Here)	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	(Click Here)	Notes to the financial statements.

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, redemption fees, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (November 1, 2011 to April 30, 2012).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Semiannual Report

Shareholder Expense Example - continued

	Annualized Expense Ratio	Beginning Account Value November 1, 2011	Ending Account Value April 30, 2012	Expenses Paid During Period* November 1, 2011 to April 30, 2012
Class A	1.36%
Actual		$ 1,000.00	$ 1,058.60	$ 6.96
HypotheticalA		$ 1,000.00	$ 1,018.10	$ 6.82
Class T	1.59%
Actual		$ 1,000.00	$ 1,057.60	$ 8.13
HypotheticalA		$ 1,000.00	$ 1,016.96	$ 7.97
Class B	2.14%
Actual		$ 1,000.00	$ 1,054.50	$ 10.93
HypotheticalA		$ 1,000.00	$ 1,014.22	$ 10.72
Class C	2.14%
Actual		$ 1,000.00	$ 1,055.00	$ 10.93
HypotheticalA		$ 1,000.00	$ 1,014.22	$ 10.72
Global Balanced	1.05%
Actual		$ 1,000.00	$ 1,060.50	$ 5.38
HypotheticalA		$ 1,000.00	$ 1,019.64	$ 5.27
Institutional Class	1.06%
Actual		$ 1,000.00	$ 1,060.30	$ 5.43
HypotheticalA		$ 1,000.00	$ 1,019.59	$ 5.32

A 5% return per year before expenses

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period). The fees and expenses of the underlying Fidelity Central Funds in which the Fund invests are not included in the Fund's annualized expense ratio.

Semiannual Report

Investment Changes (Unaudited)

The information in the following tables is based on the combined investments of the Fund and its pro-rata share of its investments in each non-money market Fidelity Central Fund.
Geographic Diversification (% of fund's net assets)
As of April 30, 2012
United States of America* 41.6%
Japan 18.5%
United Kingdom 8.6%
Germany 5.0%
Canada 3.4%
Italy 3.3%
France 2.9%
Australia 1.7%
Netherlands 1.5%
Other 13.5%

* Includes short-term investments and net other assets (liabilities).
Percentages are based on country or territory of incorporation and are adjusted for the effect of futures contracts, if applicable.
As of October 31, 2011
United States of America* 39.9%
Japan 18.4%
United Kingdom 8.6%
Germany 5.3%
Canada 3.7%
France 3.4%
Italy 3.2%
Australia 1.4%
Switzerland 1.4%
Other 14.7%

* Includes short-term investments and net other assets (liabilities).
Percentages are based on country or territory of incorporation and are adjusted for the effect of futures contracts, if applicable.
Asset Allocation
	% of fund's net assets	% of fund's net assets 6 months ago
Stocks	54.0	54.1
Bonds	41.3	44.5
Other Investments	0.3	0.3
Short-Term Investments and Net Other Assets (Liabilities)	4.4	1.1
Top Five Stocks as of April 30, 2012
	% of fund's net assets	% of fund's net assets 6 months ago
Citrix Systems, Inc. (United States of America)	1.8	0.5
MasterCard, Inc. Class A (United States of America)	1.5	1.1
Wells Fargo & Co. (United States of America)	1.4	0.3
Intuit, Inc. (United States of America)	1.4	1.5
Apple, Inc. (United States of America)	1.1	1.1
	7.2
Top Five Bond Issuers as of April 30, 2012
(with maturities greater than one year)	% of fund's net assets	% of fund's net assets 6 months ago
Japan Government	11.3	10.5
German Federal Republic	3.7	3.9
Italian Republic	2.2	2.0
U.S. Treasury Obligations	1.2	5.4
Aristotle Holding, Inc.	0.4	0.0
	18.8
Market Sectors as of April 30, 2012
	% of fund's net assets	% of fund's net assets 6 months ago
Financials	18.9	19.4
Consumer Discretionary	11.7	8.7
Information Technology	9.9	7.8
Industrials	6.6	6.0
Consumer Staples	6.0	4.1
Energy	5.5	8.6
Health Care	5.1	5.8
Materials	4.0	4.1
Telecommunication Services	1.7	2.6
Utilities	1.7	1.4

A holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of any securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at fidelity.com and/or advisor.fidelity.com, as applicable.

Semiannual Report

Investments April 30, 2012 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 53.7%
	Shares	Value
Australia - 1.3%
Acrux Ltd.	27,674	$ 115,617
AMP Ltd.	95,954	426,871
Australia & New Zealand Banking Group Ltd.	13,066	325,482
BHP Billiton Ltd.	26,071	967,330
Bradken Ltd.	17,684	136,522
Commonwealth Bank of Australia	19,496	1,055,610
Computershare Ltd.	49,452	433,296
Crown Ltd.	26,541	251,631
CSL Ltd.	8,076	308,457
Fortescue Metals Group Ltd.	56,690	333,112
Iluka Resources Ltd.	15,387	272,526
JB Hi-Fi Ltd. (e)	11,521	115,950
Macquarie Group Ltd.	12,761	388,348
QBE Insurance Group Ltd.	25,437	366,781
Rio Tinto Ltd.	2,293	158,508
Spark Infrastructure Group unit	45,144	68,198
Suncorp-Metway Ltd.	46,161	391,476
Telstra Corp. Ltd.	94,445	348,327
Wesfarmers Ltd.	6,865	216,572
Wesfarmers Ltd. (price protected shares)	2,278	74,262
WorleyParsons Ltd.	9,313	274,103
TOTAL AUSTRALIA		7,028,979
Austria - 0.0%
Erste Bank AG	6,200	142,771
Bailiwick of Guernsey - 0.1%
Resolution Ltd.	75,500	274,254
Bailiwick of Jersey - 0.5%
Experian PLC	55,100	869,734
Randgold Resources Ltd. sponsored ADR	2,100	187,215
Shire PLC	22,457	732,023
Wolseley PLC	28,700	1,091,439
TOTAL BAILIWICK OF JERSEY		2,880,411
Belgium - 0.6%
Anheuser-Busch InBev SA NV (e)	39,000	2,811,155
Anheuser-Busch InBev SA NV (strip VVPR) (a)	9,280	12
KBC Groupe SA	14,340	277,346
TOTAL BELGIUM		3,088,513
Bermuda - 0.1%
Esprit Holdings Ltd.	29,100	60,010
Common Stocks - continued
	Shares	Value
Bermuda - continued
Jardine Strategic Holdings Ltd.	1,500	$ 48,270
Lazard Ltd. Class A	6,600	181,566
Li & Fung Ltd.	112,000	239,629
Pacific Basin Shipping Ltd.	193,000	101,492
TOTAL BERMUDA		630,967
British Virgin Islands - 0.0%
Mail.ru Group Ltd. GDR (Reg. S) (a)	5,800	250,850
Canada - 2.5%
Agrium, Inc.	1,800	158,579
Alamos Gold, Inc.	7,200	131,790
Alimentation Couche-Tard, Inc. Class B (sub. vtg.)	2,900	125,806
Bank of Montreal	4,600	273,229
Bank of Nova Scotia	10,200	565,892
Barrick Gold Corp.	6,800	275,098
Baytex Energy Corp.	2,900	153,287
BCE, Inc.	7,100	287,666
Boardwalk (REIT)	1,300	77,401
Brookfield Asset Management, Inc. Class A	5,200	171,622
Brookfield Properties Corp.	5,300	95,993
Calfrac Well Services Ltd.	500	13,718
Cameco Corp.	5,000	110,656
Canadian Imperial Bank of Commerce	1,800	135,818
Canadian National Railway Co.	5,100	435,262
Canadian Pacific	3,200	247,674
Celtic Exploration Ltd. (a)	700	10,262
Cenovus Energy, Inc.	11,500	417,388
CGI Group, Inc. Class A (sub. vtg.) (a)	4,500	101,002
CI Financial Corp.	3,300	79,013
Copper Mountain Mining Corp. (a)	12,400	53,856
Corus Entertainment, Inc. Class B (non-vtg.)	7,400	182,500
Crescent Point Energy Corp.	5,400	235,954
Dollarama, Inc.	2,260	125,796
Eldorado Gold Corp.	4,850	68,742
Enbridge, Inc.	9,300	389,701
Finning International, Inc.	5,400	150,888
First Quantum Minerals Ltd.	5,600	116,337
Fortis, Inc.	100	3,468
Goldcorp, Inc.	9,100	348,522
Harry Winston Diamond Corp. (a)	9,800	139,894
IGM Financial, Inc.	500	23,462
Imperial Oil Ltd.	2,300	107,089
Common Stocks - continued
	Shares	Value
Canada - continued
Inmet Mining Corp.	1,100	$ 60,515
Intact Financial Corp.	3,250	209,856
Ivanhoe Mines Ltd. (a)	10,300	120,232
Keyera Corp.	823	33,653
Magna International, Inc. Class A (sub. vtg.)	3,000	131,481
Manitoba Telecom Services, Inc.	2,100	72,923
Manulife Financial Corp.	15,000	205,163
Metro, Inc. Class A (sub. vtg.)	2,900	160,010
National Bank of Canada	2,200	171,724
Open Text Corp. (a)	2,500	140,167
Pacific Rubiales Energy Corp.	2,900	83,205
Pembina Pipeline Corp.	2,300	69,576
Penn West Petroleum Ltd. (e)	4,900	83,986
PetroBakken Energy Ltd. Class A	7,700	111,476
Potash Corp. of Saskatchewan, Inc.	7,600	323,159
Power Financial Corp.	5,400	161,822
Precision Drilling Corp. (a)	2,600	23,953
Progressive Waste Solution Ltd.	900	19,526
Quebecor, Inc. Class B (sub. vtg.)	1,200	47,174
RioCan (REIT)	8,500	233,551
Rogers Communications, Inc. Class B (non-vtg.)	4,150	154,908
Royal Bank of Canada	12,900	745,595
Rubicon Minerals Corp. (a)	17,900	54,547
Silver Wheaton Corp.	3,300	100,762
Sun Life Financial, Inc.	5,400	132,410
Suncor Energy, Inc.	15,972	527,630
SXC Health Solutions Corp. (a)	6,100	553,215
Teck Resources Ltd. Class B (sub. vtg.)	3,400	126,878
TELUS Corp.	4,000	240,182
The Toronto-Dominion Bank	10,300	870,612
Tim Hortons, Inc. (Canada)	2,800	161,636
Tourmaline Oil Corp. (a)	2,400	57,853
TransCanada Corp.	7,300	321,193
Trican Well Service Ltd.	2,300	33,275
Trinidad Drilling Ltd.	1,300	8,423
Valeant Pharmaceuticals International, Inc. (Canada) (a)	11,000	611,946
Vermilion Energy, Inc.	1,600	77,590
Westport Innovations, Inc. (a)	2,100	65,730
Yamana Gold, Inc.	12,500	183,371
TOTAL CANADA		13,304,273
Common Stocks - continued
	Shares	Value
Cayman Islands - 0.3%
Anta Sports Products Ltd.	108,000	$ 106,766
Baidu.com, Inc. sponsored ADR (a)	1,700	225,590
China Mengniu Dairy Co. Ltd.	47,000	145,386
Sands China Ltd.	60,400	237,438
Shenguan Holdings Group Ltd.	262,000	141,829
SINA Corp. (a)	1,300	76,063
SouFun Holdings Ltd. ADR (e)	11,700	211,302
Tencent Holdings Ltd.	9,700	304,803
TOTAL CAYMAN ISLANDS		1,449,177
Denmark - 0.3%
Danske Bank A/S (a)	25,964	421,591
Novo Nordisk A/S Series B	9,375	1,382,214
TOTAL DENMARK		1,803,805
France - 1.9%
Arkema SA	5,400	478,307
Atos Origin SA	6,135	395,152
BNP Paribas SA	20,536	825,082
Bureau Veritas SA	1,000	89,105
Carrefour SA	24,390	489,963
Christian Dior SA	2,400	361,715
Compagnie Generale de Geophysique SA (a)	9,900	283,932
Danone SA	10,700	752,852
Essilor International SA	4,368	384,758
Eurofins Scientific SA	1,700	200,876
JC Decaux SA	12,900	366,046
L'Oreal SA	2,000	240,640
LVMH Moet Hennessy - Louis Vuitton SA (e)	3,397	562,793
PPR SA	6,700	1,120,656
Publicis Groupe SA	9,600	495,122
Remy Cointreau SA	3,300	367,787
Sanofi SA	24,439	1,866,837
Schneider Electric SA	5,700	350,194
Vivendi	17,781	328,715
TOTAL FRANCE		9,960,532
Germany - 1.0%
adidas AG	5,900	492,056
Allianz AG	9,191	1,024,222
BASF AG (e)	9,167	754,693
Bayer AG	14,600	1,028,415
Deutsche Boerse AG	4,600	288,824
Common Stocks - continued
	Shares	Value
Germany - continued
Fresenius Medical Care AG & Co. KGaA	5,600	$ 397,696
SAP AG	17,847	1,183,587
Wirecard AG	12,300	227,958
TOTAL GERMANY		5,397,451
Hong Kong - 0.4%
AIA Group Ltd.	114,400	406,957
BOC Hong Kong (Holdings) Ltd.	96,500	299,127
Cheung Kong Holdings Ltd.	21,000	279,327
Hong Kong Exchanges and Clearing Ltd.	22,600	361,488
SJM Holdings Ltd.	73,000	160,327
Wharf Holdings Ltd.	65,000	387,890
TOTAL HONG KONG		1,895,116
Ireland - 0.7%
Accenture PLC Class A	21,000	1,363,950
Alkermes PLC (a)	26,000	449,800
CRH PLC	21,600	438,301
Elan Corp. PLC (a)	26,200	361,225
Elan Corp. PLC sponsored ADR (a)	54,000	744,660
Ingersoll-Rand PLC	8,900	378,428
James Hardie Industries NV CDI	36,751	286,785
TOTAL IRELAND		4,023,149
Israel - 0.0%
Sarin Technologies Ltd.	110,000	111,098
Italy - 0.7%
Brunello Cucinelli SpA	18,700	297,061
ENI SpA	62,600	1,391,066
Fiat Industrial SpA	41,300	468,547
Intesa Sanpaolo SpA	265,346	401,496
Prada SpA	84,400	573,280
Prysmian SpA	29,800	485,226
Salvatore Ferragamo Italia SpA	11,400	278,737
TOTAL ITALY		3,895,413
Japan - 5.0%
Aeon Mall Co. Ltd.	12,700	281,654
Anritsu Corp.	9,000	117,435
Aozora Bank Ltd.	139,000	356,527
Asahi Kasei Corp.	159,000	982,799
Canon, Inc.	4,300	194,922
Common Stocks - continued
	Shares	Value
Japan - continued
Cosmos Pharmaceutical Corp.	1,200	$ 67,281
CyberAgent, Inc.	130	400,397
Dainippon Screen Manufacturing Co. Ltd.	39,000	352,148
Daito Trust Construction Co. Ltd.	1,700	152,888
Daiwa House Industry Co. Ltd.	18,000	232,291
Digital Garage, Inc. (a)(e)	108	293,106
Don Quijote Co. Ltd.	7,100	260,444
East Japan Railway Co.	8,500	528,879
Exedy Corp.	10,500	295,120
Fanuc Corp.	1,600	269,858
GREE, Inc.	7,100	192,043
Hitachi Transport System Ltd.	9,400	172,040
Honda Motor Co. Ltd.	31,300	1,126,532
Ishikawajima-Harima Heavy Industries Co. Ltd.	89,000	215,318
Japan Tobacco, Inc.	200	1,108,007
JS Group Corp.	42,400	832,637
JTEKT Corp.	43,300	474,596
Kakaku.com, Inc.	2,900	90,185
Kao Corp.	26,800	718,160
KDDI Corp.	62	405,896
Kenedix Realty Investment Corp.	32	111,571
Kuraray Co. Ltd.	17,100	244,056
Lawson, Inc.	17,100	1,132,189
Makita Corp.	5,500	210,546
Marubeni Corp.	75,000	520,811
Mitsubishi Gas Chemical Co., Inc.	33,000	216,209
Mitsubishi UFJ Financial Group, Inc.	87,000	417,758
Mitsui & Co. Ltd.	76,100	1,188,422
Mitsui Fudosan Co. Ltd.	44,000	805,990
Namco Bandai Holdings, Inc.	29,400	420,408
NGK Insulators Ltd.	32,000	399,140
NHK Spring Co. Ltd.	78,500	819,422
Nissan Motor Co. Ltd.	108,100	1,123,990
Nitto Boseki Co. Ltd.	17,000	64,565
Nitto Denko Corp.	14,200	582,805
NOK Corp.	33,800	695,329
NTT Urban Development Co.	474	363,633
ORIX Corp.	4,240	405,415
Pioneer Corp. (a)	76,800	387,603
Rakuten, Inc.	232	258,777
Sega Sammy Holdings, Inc.	14,600	306,364
Shimadzu Corp.	54,000	480,791
Common Stocks - continued
	Shares	Value
Japan - continued
Shin-Etsu Chemical Co., Ltd.	10,000	$ 577,234
Shinsei Bank Ltd.	376,000	485,237
SMC Corp.	3,000	501,041
SOFTBANK CORP.	16,800	501,452
Sony Financial Holdings, Inc.	16,800	274,584
Stanley Electric Co. Ltd.	31,700	485,663
Sumitomo Mitsui Financial Group, Inc.	46,900	1,500,837
Sundrug Co. Ltd.	8,000	245,045
Terumo Corp.	3,300	151,215
Toray Industries, Inc.	69,000	530,527
Toyo Engineering Corp.	22,000	99,641
Universal Entertainment Corp.	3,300	75,935
Yamato Kogyo Co. Ltd.	2,900	82,525
TOTAL JAPAN		26,787,893
Luxembourg - 0.1%
Millicom International Cellular SA (depository receipt)	2,700	286,843
Netherlands - 0.6%
AEGON NV	94,400	439,143
Gemalto NV	11,574	862,456
HeidelbergCement Finance AG	10,100	555,339
LyondellBasell Industries NV Class A	18,700	781,286
NXP Semiconductors NV (a)	12,400	320,540
Randstad Holding NV	9,100	315,139
TOTAL NETHERLANDS		3,273,903
Norway - 0.1%
Schibsted ASA (B Shares)	9,800	373,860
Papua New Guinea - 0.0%
Oil Search Ltd. ADR	33,496	256,499
Puerto Rico - 0.1%
Popular, Inc. (a)	225,000	400,500
Singapore - 0.2%
DBS Group Holdings Ltd.	33,000	372,222
Ezra Holdings Ltd. (a)	106,000	86,503
Keppel Corp. Ltd.	43,100	384,806
Singapore Airlines Ltd.	6,000	51,873
Wilmar International Ltd.	30,000	118,046
TOTAL SINGAPORE		1,013,450
Spain - 0.4%
Banco Bilbao Vizcaya Argentaria SA	113,791	770,087
Common Stocks - continued
	Shares	Value
Spain - continued
Banco Bilbao Vizcaya Argentaria SA rights 4/30/12 (a)	101,473	$ 14,508
Grifols SA (a)(e)	24,900	627,114
Inditex SA	10,520	946,297
TOTAL SPAIN		2,358,006
Sweden - 0.4%
H&M Hennes & Mauritz AB (B Shares)	21,178	727,597
Swedbank AB (A Shares)	41,046	679,749
Swedish Match Co. AB	15,200	617,883
TOTAL SWEDEN		2,025,229
Switzerland - 1.0%
Adecco SA (Reg.)	5,743	279,699
Clariant AG (Reg.)	21,490	273,257
Nestle SA	44,135	2,703,880
Roche Holding AG (participation certificate)	3,915	715,230
Schindler Holding AG (participation certificate)	4,473	578,624
UBS AG	64,756	808,774
TOTAL SWITZERLAND		5,359,464
United Kingdom - 5.7%
Aegis Group PLC	397,445	1,146,330
Anglo American PLC (United Kingdom)	24,400	937,814
Antofagasta PLC	20,000	383,376
Aviva PLC	101,800	509,571
Barclays PLC	251,246	889,608
Barratt Developments PLC (a)	263,300	571,383
Bellway PLC	33,700	430,750
BG Group PLC	48,382	1,139,061
British American Tobacco PLC:
(United Kingdom)	35,100	1,800,485
sponsored ADR	15,700	1,615,844
British Land Co. PLC	64,376	511,368
Domino Printing Sciences PLC	27,500	267,365
Filtrona PLC	66,900	504,271
GlaxoSmithKline PLC	64,500	1,490,230
Hilton Food Group PLC	40,200	185,795
HSBC Holdings PLC (United Kingdom)	167,900	1,515,850
ICAP PLC	40,400	248,982
Imagination Technologies Group PLC (a)	40,200	448,584
Intertek Group PLC	7,700	314,321
ITV PLC	243,800	331,211
Kingfisher PLC	52,400	247,072
Common Stocks - continued
	Shares	Value
United Kingdom - continued
Lloyds Banking Group PLC (a)	709,400	$ 356,123
Meggitt PLC	96,600	640,493
Michael Page International PLC	84,200	567,980
Next PLC	13,800	656,060
Old Mutual PLC	186,112	446,472
Persimmon PLC	39,500	402,947
Prudential PLC	43,058	527,780
Reckitt Benckiser Group PLC	19,000	1,106,191
Rolls-Royce Group PLC	55,961	747,988
Royal Dutch Shell PLC Class A (United Kingdom)	77,894	2,778,506
SABMiller PLC	21,600	907,501
Standard Chartered PLC (United Kingdom)	47,825	1,169,029
SuperGroup PLC (a)	52,200	294,676
Taylor Wimpey PLC	746,600	608,933
Ted Baker PLC	33,600	493,689
Tesco PLC	127,600	657,256
Tullow Oil PLC	22,800	567,682
Vodafone Group PLC	364,400	1,008,769
Xstrata PLC	51,800	990,002
TOTAL UNITED KINGDOM		30,417,348
United States of America - 29.7%
3D Systems Corp. (a)	6,000	176,940
Active Network, Inc.	35,000	588,000
Advance Auto Parts, Inc.	1,000	91,800
Airgas, Inc.	4,000	366,560
Alexion Pharmaceuticals, Inc. (a)	8,000	722,560
Allergan, Inc.	4,000	384,000
Altria Group, Inc.	20,000	644,200
Amazon.com, Inc. (a)	4,000	927,600
American International Group, Inc. (a)	39,000	1,327,170
American Tower Corp.	43,000	2,819,940
Amgen, Inc.	25,000	1,777,750
Apple, Inc. (a)	9,600	5,608,704
AutoZone, Inc. (a)	3,500	1,386,560
BB&T Corp.	54,000	1,730,160
Beam, Inc.	23,100	1,311,618
Bed Bath & Beyond, Inc. (a)	3,000	211,170
Biogen Idec, Inc. (a)	25,700	3,444,057
Cabela's, Inc. Class A (a)	48,000	1,814,880
Cirrus Logic, Inc. (a)	19,400	531,172
Citrix Systems, Inc. (a)	113,400	9,708,174
Common Stocks - continued
	Shares	Value
United States of America - continued
Comcast Corp. Class A	34,000	$ 1,031,220
Concur Technologies, Inc. (a)	1,000	56,560
Continental Resources, Inc. (a)	6,000	535,500
Cray, Inc. (a)	7,000	78,050
Cummins, Inc.	2,400	277,992
Dick's Sporting Goods, Inc.	1,000	50,600
Discover Financial Services	6,000	203,400
Discovery Communications, Inc. (a)	20,000	1,088,400
Dollar General Corp. (a)	28,000	1,328,880
Drew Industries, Inc. (a)	3,000	89,340
Dunkin' Brands Group, Inc.	300	9,711
Elizabeth Arden, Inc. (a)	17,100	666,558
EOG Resources, Inc.	3,000	329,430
Equifax, Inc.	16,000	733,120
Estee Lauder Companies, Inc. Class A	84,000	5,489,400
Expedia, Inc.	7,000	298,410
Fair Isaac Corp.	23,000	986,700
Fifth Third Bancorp	372,000	5,293,560
FMC Corp.	5,000	552,250
Foot Locker, Inc.	12,000	367,080
Fusion-io, Inc.	5,000	128,250
G-III Apparel Group Ltd. (a)	69,900	1,876,815
Gilead Sciences, Inc. (a)	19,000	988,190
H.B. Fuller Co.	17,000	559,300
HollyFrontier Corp.	24,000	739,680
Hubbell, Inc. Class B	5,000	401,200
IBM Corp.	15,000	3,106,200
Intuit, Inc.	125,000	7,246,250
J.B. Hunt Transport Services, Inc.	34,000	1,881,220
JCPenney Co., Inc.	16,000	576,960
Kansas City Southern	47,000	3,619,940
Las Vegas Sands Corp.	29,000	1,609,210
Limited Brands, Inc.	6,000	298,200
Lincoln National Corp.	13,000	322,010
Lithia Motors, Inc. Class A (sub. vtg.)	17,000	456,110
Lorillard, Inc.	10,500	1,420,545
lululemon athletica, Inc. (a)	1,900	140,866
Mako Surgical Corp. (a)	7,000	289,170
Manitowoc Co., Inc.	50,300	696,655
Marathon Petroleum Corp.	43,000	1,789,230
Marten Transport Ltd.	10,400	219,128
MasterCard, Inc. Class A	18,100	8,186,087
Common Stocks - continued
	Shares	Value
United States of America - continued
Mead Johnson Nutrition Co. Class A	3,200	$ 273,792
Medivation, Inc. (a)	9,000	727,920
Merrimack Pharmaceuticals, Inc.	9,100	71,890
Michael Kors Holdings Ltd.	30,500	1,392,935
MICROS Systems, Inc. (a)	2,000	113,660
Microsoft Corp.	97,000	3,105,940
Monster Beverage Corp. (a)	4,000	259,840
Morgan Stanley	18,400	317,952
National Oilwell Varco, Inc.	4,000	303,040
NIKE, Inc. Class B	19,000	2,125,530
Noble Energy, Inc.	27,900	2,771,028
O'Reilly Automotive, Inc. (a)	10,000	1,054,600
Perrigo Co.	6,500	681,850
PetSmart, Inc.	3,000	174,780
Pioneer Natural Resources Co.	37,100	4,296,922
Prestige Brands Holdings, Inc. (a)	83,000	1,410,170
Priceline.com, Inc. (a)	1,400	1,065,148
PulteGroup, Inc. (a)	9,400	92,496
Raymond James Financial, Inc.	19,000	695,780
Robert Half International, Inc.	6,000	178,800
Saba Software, Inc. (a)	9,600	93,312
salesforce.com, Inc. (a)	25,100	3,908,823
Sempra Energy	46,000	2,978,040
Starbucks Corp.	5,000	286,900
Stratasys, Inc. (a)	1,000	51,210
SVB Financial Group (a)	14,000	897,260
The Coca-Cola Co.	3,000	228,960
TIBCO Software, Inc. (a)	21,000	690,900
Timken Co.	12,000	678,120
TJX Companies, Inc.	130,000	5,422,300
Tractor Supply Co.	2,000	196,820
U.S. Bancorp	20,000	643,400
Under Armour, Inc. Class A (sub. vtg.) (a)	5,000	489,650
Union Pacific Corp.	14,800	1,664,112
United Rentals, Inc. (a)(e)	36,000	1,680,480
UnitedHealth Group, Inc.	88,800	4,986,120
Valmont Industries, Inc.	10,000	1,239,300
Vertex Pharmaceuticals, Inc. (a)	11,000	423,280
Visa, Inc. Class A	2,800	344,344
W.R. Grace & Co. (a)	28,800	1,716,768
Weight Watchers International, Inc.	2,000	151,920
Wells Fargo & Co.	225,000	7,521,750
Common Stocks - continued
	Shares	Value
United States of America - continued
WESCO International, Inc. (a)	43,000	$ 2,854,770
Williams Companies, Inc.	78,000	2,654,340
Wyndham Worldwide Corp.	39,000	1,963,260
Yum! Brands, Inc.	32,900	2,392,817
TOTAL UNITED STATES OF AMERICA		158,863,421
TOTAL COMMON STOCKS (Cost $248,762,409)		287,553,175
Nonconvertible Preferred Stocks - 0.3%

Germany - 0.3%
Hugo Boss AG (non-vtg.)	3,200	357,151
ProSiebenSat.1 Media AG	23,800	604,294
Volkswagen AG	4,200	795,630
TOTAL GERMANY		1,757,075
United Kingdom - 0.0%
Rolls-Royce Group PLC Class C	5,931,866	9,628
TOTAL NONCONVERTIBLE PREFERRED STOCKS (Cost $1,100,706)		1,766,703
Nonconvertible Bonds - 13.9%
		Principal Amount (d)
Australia - 0.4%
Fairfax Media Group Finance Pty Ltd. 6.25% 6/15/12	EUR	250,000	330,950
Optus Finance Pty Ltd. 3.5% 9/15/20	EUR	200,000	281,396
Rio Tinto Finance Ltd. (United States) 9% 5/1/19		250,000	342,773
Westpac Banking Corp. 4.875% 11/19/19		600,000	652,314
WT Finance (Aust) Pty Ltd./Westfield Europe Finance PLC/WEA Finance 3.625% 6/27/12	EUR	400,000	530,632
TOTAL AUSTRALIA			2,138,065
Bailiwick of Jersey - 0.1%
Gatwick Funding Ltd. 5.75% 1/23/37	GBP	350,000	554,854
Belgium - 0.0%
Fortis Banque SA 4.625% (Reg. S) (g)(h)	EUR	200,000	191,819
Brazil - 0.0%
Votorantim Cimentos SA 7.25% 4/5/41 (Reg. S)		200,000	203,500
Nonconvertible Bonds - continued
		Principal Amount (d)	Value
British Virgin Islands - 0.2%
CLP Power Hong Kong Financing Ltd. 4.75% 7/12/21		$ 400,000	$ 429,607
CNOOC Finance 2011 Ltd. 4.25% 1/26/21		400,000	416,986
TOTAL BRITISH VIRGIN ISLANDS			846,593
Canada - 0.1%
The Toronto Dominion Bank 2.375% 10/19/16		250,000	257,589
Xstrata Finance Canada Ltd. 5.25% 6/13/17	EUR	150,000	220,672
TOTAL CANADA			478,261
Cayman Islands - 0.3%
Bishopgate Asset Finance Ltd. 4.808% 8/14/44	GBP	194,398	292,688
Hutchison Whampoa International 09 Ltd. 7.625% 4/9/19 (Reg. S)		400,000	493,985
IPIC GMTN Ltd.:
5.875% 3/14/21 (Reg S.)	EUR	175,000	248,461
6.875% 3/14/26	GBP	150,000	261,108
Petrobras International Finance Co. Ltd. 6.75% 1/27/41		150,000	180,147
Thames Water Utilities Cayman Finance Ltd. 6.125% 2/4/13	EUR	150,000	205,892
Yorkshire Water Services Finance Ltd. 6.375% 8/19/39	GBP	100,000	199,026
TOTAL CAYMAN ISLANDS			1,881,307
Cyprus - 0.1%
Alfa MTN Issuance Ltd. 8% 3/18/15		300,000	316,050
Denmark - 0.1%
TDC A/S 3.75% 3/2/22	EUR	550,000	753,919
France - 1.0%
Arkema SA 4% 10/25/17	EUR	250,000	347,830
AXA SA 5.25% 4/16/40 (h)	EUR	500,000	538,082
Casino Guichard Perrachon SA 3.994% 3/9/20	EUR	300,000	394,414
Compagnie de St. Gobain 5.625% 11/15/24	GBP	250,000	434,670
Credit Commercial de France 4.875% 1/15/14	EUR	250,000	350,050
Credit Logement SA 2.021% (g)(h)	EUR	250,000	190,266
EDF SA:
4.625% 9/11/24	EUR	150,000	217,179
5.5% 10/17/41	GBP	400,000	639,250
Eutelsat SA 5% 1/14/19	EUR	300,000	442,128
Iliad SA 4.875% 6/1/16	EUR	500,000	677,159
Societe Generale SCF 4% 7/7/16	EUR	450,000	644,563
Veolia Environnement SA 4.625% 3/30/27 (Reg. S)	EUR	300,000	403,572
TOTAL FRANCE			5,279,163
Nonconvertible Bonds - continued
		Principal Amount (d)	Value
Hong Kong - 0.1%
Wharf Finance Ltd. 4.625% 2/8/17		$ 400,000	$ 415,925
India - 0.0%
Export-Import Bank of India 0.6957% 6/7/12 (h)	JPY	20,000,000	250,110
Indonesia - 0.1%
PT Pertamina Persero:
4.875% 5/3/22 (Reg. S)		400,000	398,000
6% 5/3/42 (Reg. S)		400,000	393,000
TOTAL INDONESIA			791,000
Ireland - 0.1%
GE Capital UK Funding 4.375% 7/31/19	GBP	450,000	750,479
Isle of Man - 0.1%
AngloGold Ashanti Holdings PLC 5.375% 4/15/20		300,000	312,822
Italy - 0.4%
Intesa Sanpaolo SpA:
2.8916% 2/24/14 (f)(h)		400,000	389,379
3.75% 11/23/16	EUR	350,000	441,339
4.375% 8/16/16	EUR	500,000	683,780
6.375% 11/12/17 (h)	GBP	150,000	226,422
Unione di Banche Italiane SCPA 4.5% 2/22/16	EUR	200,000	272,080
TOTAL ITALY			2,013,000
Japan - 0.2%
ORIX Corp. 5% 1/12/16		450,000	473,759
Sumitomo Mitsui Banking Corp. 4.85% 3/1/22 (Reg. S)		500,000	511,071
TOTAL JAPAN			984,830
Korea (South) - 0.5%
Export-Import Bank of Korea:
5% 4/11/22		200,000	214,840
5.875% 1/14/15		500,000	544,933
Kookmin Bank 5.875% 6/11/12		200,000	200,770
Korea Electric Power Corp. 5.5% 7/21/14 (Reg. S)		190,000	202,795
Korea Resources Corp. 4.125% 5/19/15		610,000	633,588
National Agricultural Cooperative Federation:
4.25% 1/28/16 (Reg. S)		450,000	470,356
5% 9/30/14 (Reg. S)		200,000	212,036
Shinhan Bank 6% 6/29/12 (Reg. S)		300,000	301,860
TOTAL KOREA (SOUTH)			2,781,178
Nonconvertible Bonds - continued
		Principal Amount (d)	Value
Luxembourg - 0.7%
Gaz Capital SA (Luxembourg):
5.364% 10/31/14	EUR	150,000	$ 210,981
6.58% 10/31/13	GBP	100,000	170,288
Glencore Finance (Europe) SA:
4.125% 4/3/18	EUR	400,000	551,386
5.25% 3/22/17	EUR	250,000	354,944
7.125% 4/23/15	EUR	150,000	222,895
Olivetti Finance NV 7.75% 1/24/33	EUR	300,000	398,935
SB Capital SA:
4.95% 2/7/17 (Reg. S)		550,000	567,206
6.125% 2/7/22 (Reg. S)		500,000	515,750
Tyco Electronics Group SA:
1.6% 2/3/15		200,000	200,761
3.5% 2/3/22		300,000	299,915
TOTAL LUXEMBOURG			3,493,061
Mexico - 0.2%
America Movil SAB de CV:
4.125% 10/25/19	EUR	300,000	432,088
5% 3/30/20		400,000	451,643
TOTAL MEXICO			883,731
Multi-National - 0.5%
European Investment Bank 1.75% 3/15/17		1,000,000	1,009,991
European Union 3.25% 4/4/18	EUR	1,000,000	1,431,804
TOTAL MULTI-NATIONAL			2,441,795
Netherlands - 0.7%
BOATS Investments (Netherlands) BV 11% 3/31/17 pay-in-kind	EUR	447,214	376,427
HIT Finance BV 5.75% 3/9/18	EUR	400,000	556,485
ING Verzekeringen NV 2.692% 6/21/21 (h)	EUR	850,000	1,052,090
Linde Finance BV 3.875% 6/1/21	EUR	500,000	737,633
OI European Group BV 6.875% 3/31/17 (Reg. S)	EUR	200,000	272,703
Rabobank Nederland 4% 1/11/22	EUR	250,000	343,647
Volkswagen International Finance NV 2.375% 3/22/17 (f)		400,000	404,595
TOTAL NETHERLANDS			3,743,580
Norway - 0.5%
DNB Bank ASA 4.5% 5/29/14	EUR	200,000	281,493
Nonconvertible Bonds - continued
		Principal Amount (d)	Value
Norway - continued
Eksportfinans ASA 2% 9/15/15		$ 550,000	$ 495,079
Kommunalbanken A/S 1% 2/9/15 (Reg. S)		2,000,000	2,004,551
TOTAL NORWAY			2,781,123
Qatar - 0.1%
Ras Laffan Liquefied Natural Gas Co. Ltd. III 5.298% 9/30/20 (Reg. S)		545,870	588,885
Russia - 0.1%
RSHB Capital SA 7.5% 3/25/13	RUB	11,000,000	376,017
Singapore - 0.1%
CMT MTN Pte. Ltd. 3.731% 3/21/18 (Reg. S)		400,000	406,121
PSA International Pte Ltd. 4.625% 9/11/19 (Reg. S)		250,000	273,944
TOTAL SINGAPORE			680,065
Spain - 0.3%
Banco Bilbao Vizcaya Argentaria SA 4.25% 3/30/15	EUR	900,000	1,209,220
MAPFRE SA 5.921% 7/24/37 (h)	EUR	150,000	132,347
Santander Finance Preferred SA Unipersonal 7.3% 7/27/19 (h)	GBP	100,000	142,427
Telefonica Emisiones SAU 4.75% 2/7/17	EUR	100,000	134,178
TOTAL SPAIN			1,618,172
Sweden - 0.2%
Svenska Handelsbanken AB 4.375% 10/20/21	EUR	600,000	881,071
United Arab Emirates - 0.1%
National Bank of Abu Dhabi PJSC 3.25% 3/27/17 (Reg. S)		800,000	800,000
United Kingdom - 2.2%
3I Group PLC 5.625% 3/17/17	EUR	150,000	207,973
Abbey National Treasury Services PLC:
3.625% 9/8/16	EUR	400,000	558,228
5.25% 2/16/29	GBP	550,000	919,317
Barclays Bank PLC:
4.25% 1/12/22	GBP	550,000	920,817
6.75% 1/16/23 (h)	GBP	300,000	453,992
BAT International Finance PLC:
7.25% 3/12/24	GBP	100,000	209,073
8.125% 11/15/13		200,000	220,556
Centrica PLC 4.375% 3/13/29	GBP	350,000	560,839
Direct Line Insurance Group 9.25% 4/27/42 (h)	GBP	400,000	650,883
Eastern Power Networks PLC 4.75% 9/30/21 (Reg. S)	GBP	100,000	172,692
Nonconvertible Bonds - continued
		Principal Amount (d)	Value
United Kingdom - continued
EDF Energy Networks EPN PLC 6.5% 11/12/36	GBP	160,000	$ 300,790
Experian Finance PLC 4.75% 11/23/18	GBP	300,000	531,377
First Hydro Finance PLC 9% 7/31/21	GBP	320,000	618,076
Imperial Tobacco Finance:
4.5% 7/5/18	EUR	200,000	289,582
7.25% 9/15/14	EUR	150,000	224,112
Kerling PLC 10.625% 1/28/17 (Reg. S)	EUR	600,000	772,437
Legal & General Group PLC 4% 6/8/25 (h)	EUR	150,000	178,256
Lloyds TSB Bank PLC 4.875% 1/21/16		550,000	571,038
Marks & Spencer PLC:
6.125% 12/2/19	GBP	100,000	178,650
7.125% 12/1/37 (f)		200,000	211,360
Motability Operations Group PLC 3.75% 11/29/17	EUR	300,000	429,070
Old Mutual PLC 7.125% 10/19/16	GBP	200,000	362,430
Royal Bank of Scotland PLC 5.125% 1/13/24	GBP	500,000	856,499
Severn Trent Utilities Finance PLC 6.25% 6/7/29	GBP	300,000	594,089
Tesco PLC 5.875% 9/12/16	EUR	100,000	154,898
UBS AG London Branch 6.25% 9/3/13	EUR	100,000	140,588
Wales & West Utilities Finance PLC 6.75% 12/17/36 (h)	GBP	150,000	275,582
Western Power Distribution PLC 5.75% 3/23/40	GBP	150,000	264,409
TOTAL UNITED KINGDOM			11,827,613
United States of America - 4.4%
Air Products & Chemicals, Inc. 3% 11/3/21		450,000	463,037
Altria Group, Inc. 9.25% 8/6/19		600,000	818,332
American International Group, Inc. 6.765% 11/15/17 (Reg. S)	GBP	200,000	351,784
American Tower Corp. 4.7% 3/15/22		450,000	461,665
Aristotle Holding, Inc.:
2.1% 2/12/15 (f)		480,000	487,164
2.65% 2/15/17 (f)		550,000	559,762
3.9% 2/15/22 (f)		1,110,000	1,141,543
AT&T, Inc. 5.55% 8/15/41		300,000	342,036
Chrysler Group LLC/CG Co-Issuer, Inc. 8% 6/15/19		500,000	517,500
Citigroup, Inc. 4.25% 2/25/30 (h)	EUR	600,000	601,667
Comcast Corp. 6.55% 7/1/39		350,000	433,306
Credit Suisse New York Branch 5% 5/15/13		400,000	415,164
DIRECTV Holdings LLC/DIRECTV Financing, Inc. 5.15% 3/15/42 (f)		200,000	195,304
Enbridge Energy Partners LP 5.2% 3/15/20		250,000	282,240
Federated Retail Holdings, Inc. 6.375% 3/15/37		300,000	351,700
Frontier Oil Corp. 6.875% 11/15/18		250,000	261,250
Nonconvertible Bonds - continued
		Principal Amount (d)	Value
United States of America - continued
General Electric Capital Corp. 4.65% 10/17/21		$ 250,000	$ 271,649
General Electric Co. 5.25% 12/6/17		550,000	641,702
Glencore Funding LLC 6% 4/15/14 (Reg. S)		309,000	327,091
Goldman Sachs Group, Inc.:
3.625% 2/7/16		150,000	150,776
5.75% 1/24/22		550,000	573,965
JPMorgan Chase & Co.:
4.25% 10/15/20		1,020,000	1,067,692
4.35% 8/15/21		500,000	523,192
Liberty Mutual Group, Inc. 5.75% 3/15/14 (f)		250,000	265,843
Marsh & McLennan Companies, Inc. 4.8% 7/15/21		500,000	548,644
Metropolitan Life Global Funding I 4.625% 5/16/17	EUR	900,000	1,298,389
NBCUniversal Media LLC 4.375% 4/1/21		500,000	544,699
Phillips 66:
4.3% 4/1/22 (f)		250,000	260,584
5.875% 5/1/42 (f)		150,000	158,254
Plains All American Pipeline LP/PAA Finance Corp. 8.75% 5/1/19		100,000	131,921
PPL Energy Supply LLC 6.5% 5/1/18		160,000	183,740
Praxair, Inc. 2.45% 2/15/22		950,000	936,685
Procter & Gamble Co. 1.45% 8/15/16		350,000	356,349
Qwest Corp. 6.75% 12/1/21		650,000	731,826
Roche Holdings, Inc. 6% 3/1/19 (f)		150,000	186,346
SABMiller Holdings, Inc.:
2.45% 1/15/17 (f)		400,000	409,551
3.75% 1/15/22 (f)		200,000	207,867
4.95% 1/15/42 (f)		300,000	318,559
Southeast Supply Header LLC 4.85% 8/15/14 (f)		300,000	317,380
State Street Corp. 4.375% 3/7/21		500,000	562,011
Time Warner Cable, Inc.:
4% 9/1/21		450,000	466,921
4.125% 2/15/21		500,000	525,636
U.S. Bancorp 2.2% 11/15/16		600,000	617,587
US Bank NA 0% 2/28/17 (h)	EUR	850,000	1,038,025
Ventas Realty LP 4.25% 3/1/22		225,000	222,789
Verizon Communications, Inc.:
3.5% 11/1/21		400,000	418,338
4.75% 11/1/41		250,000	261,956
Wal-Mart Stores, Inc. 5.625% 4/15/41		500,000	609,383
Nonconvertible Bonds - continued
		Principal Amount (d)	Value
United States of America - continued
Wells Fargo & Co. 3.676% 6/15/16		$ 450,000	$ 482,687
Xerox Corp. 2.95% 3/15/17		150,000	153,100
TOTAL UNITED STATES OF AMERICA			23,454,591
TOTAL NONCONVERTIBLE BONDS (Cost $71,608,489)			74,512,579
Government Obligations - 21.9%

Canada - 0.7%
Canadian Government:
3.25% 6/1/21	CAD	1,950,000	2,169,885
5.25% 6/1/12	CAD	1,350,000	1,371,472
TOTAL CANADA			3,541,357
Czech Republic - 0.4%
Czech Republic 3.85% 9/29/21	CZK	38,400,000	2,112,248
Germany - 3.7%
German Federal Republic:
1.25% 10/14/16	EUR	1,600,000	2,186,494
3.25% 7/4/21	EUR	5,250,000	8,004,751
4% 1/4/18	EUR	1,200,000	1,869,330
4.75% 7/4/40	EUR	3,000,000	5,874,896
5.5% 1/4/31	EUR	200,000	386,815
5.625% 1/4/28	EUR	910,000	1,725,546
TOTAL GERMANY			20,047,832
Italy - 2.2%
Italian Republic 4.75% 9/1/21	EUR	9,250,000	11,716,159
Japan - 13.3%
Japan Government:
0.2% 7/15/12	JPY	840,000,000	10,523,385
1.1% 12/20/12	JPY	18,700,000	235,706
1.3% 3/20/15	JPY	740,000,000	9,579,735
1.3% 6/20/20	JPY	1,376,000,000	18,105,133
1.7% 12/20/16	JPY	345,000,000	4,612,106
1.7% 9/20/17	JPY	511,000,000	6,876,421
1.9% 6/20/16	JPY	469,250,000	6,285,605
Government Obligations - continued
		Principal Amount (d)	Value
Japan - continued
Japan Government: - continued
1.9% 3/20/29	JPY	966,500,000	$ 12,724,787
2% 9/20/40	JPY	181,000,000	2,327,472
TOTAL JAPAN			71,270,350
Spain - 0.3%
Spanish Kingdom 5.5% 4/30/21	EUR	1,400,000	1,821,517
United Kingdom - 0.1%
UK Treasury Indexed-Linked GILT 0.125% 3/22/29	GBP	404,072	675,377
United States of America - 1.2%
U.S. Treasury Bonds 3.125% 11/15/41		2,050,000	2,053,202
U.S. Treasury Notes:
1% 3/31/17		1,500,000	1,514,766
2% 2/15/22		2,800,000	2,819,250
TOTAL UNITED STATES OF AMERICA			6,387,218
TOTAL GOVERNMENT OBLIGATIONS (Cost $107,654,061)			117,572,058
Asset-Backed Securities - 0.1%

Clock Finance BV Series 2007-1 Class B2, 1.234% 2/25/15 (h)	EUR	100,000	125,221
Tesco Property Finance 2 PLC 6.0517% 10/13/39	GBP	242,723	428,678
TOTAL ASSET-BACKED SECURITIES (Cost $532,249)			553,899
Collateralized Mortgage Obligations - 0.4%

Private Sponsor - 0.4%
Arkle Master Issuer PLC Series 2010-2X Class 1A1, 1.8951% 5/17/60 (h)		300,000	301,116
Fosse Master Issuer PLC Series 2011-1 Class A3, 2.4896% 10/18/54 (h)	GBP	300,000	487,948
Granite Master Issuer PLC Series 2005-1 Class A5, 0.588% 12/20/54 (h)	EUR	209,320	267,205
Holmes Master Issuer PLC Series 2010-1X Class A2, 1.8667% 10/15/54 (h)		400,000	402,113
Collateralized Mortgage Obligations - continued
		Principal Amount (d)	Value
Private Sponsor - continued
Storm BV:
Series 2010-1 Class A2, 1.832% 3/22/52 (h)	EUR	500,000	$ 660,849
Series 2011-4 Class A1, 2.395% 10/22/53 (h)	EUR	189,206	249,936
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $2,379,464)			2,369,167
Commercial Mortgage Securities - 0.2%

France - 0.0%
FCC Proudreed Properties Class A, 1.271% 8/18/17 (h)	EUR	149,008	172,965
Ireland - 0.1%
German Residential Asset Note Distributor PLC Series 1 Class A, 0.981% 7/20/16 (h)	EUR	153,436	186,869
Netherlands - 0.0%
Skyline BV Series 2007-1 Class D, 1.547% 7/22/43 (h)	EUR	100,000	118,469
United Kingdom - 0.1%
Eddystone Finance PLC Series 2006-1 Class A2, 1.2231% 4/19/21 (h)	GBP	150,000	215,467
London & Regional Debt Securitisation No. 1 PLC Series 1 Class A, 1.2275% 10/15/14 (h)	GBP	100,000	150,936
REC Plantation Place Ltd. Series 5 Class A, 1.2431% 7/25/16 (Reg. S) (h)	GBP	95,612	148,980
TOTAL UNITED KINGDOM			515,383
TOTAL COMMERCIAL MORTGAGE SECURITIES (Cost $1,060,274)			993,686
Fixed-Income Funds - 5.2%
	Shares
Fidelity Emerging Markets Debt Central Fund (i)	1,519,315	16,043,962
Fidelity High Income Central Fund 1 (i)	117,882	11,735,112
TOTAL FIXED-INCOME FUNDS (Cost $26,485,110)		27,779,074
Preferred Securities - 0.1%
	Principal Amount (d)	Value
United Kingdom - 0.1%
Barclays Bank PLC 4.875% (g)(h) (Cost $368,999)	$ 350,000	$ 302,596
Money Market Funds - 4.8%
	Shares
Fidelity Cash Central Fund, 0.14% (b)	20,379,743	20,379,743
Fidelity Securities Lending Cash Central Fund, 0.14% (b)(c)	5,223,655	5,223,655
TOTAL MONEY MARKET FUNDS (Cost $25,603,398)		25,603,398
TOTAL INVESTMENT PORTFOLIO - 100.6% (Cost $485,555,159)		539,006,335
NET OTHER ASSETS (LIABILITIES) - (0.6)%		(3,391,477)
NET ASSETS - 100%		$ 535,614,858
Currency Abbreviations
CAD	-	Canadian dollar
CZK	-	Czech koruna
EUR	-	European Monetary Unit
GBP	-	British pound
JPY	-	Japanese yen
RUB	-	Russian ruble
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Principal amount is stated in United States dollars unless otherwise noted.
(e) Security or a portion of the security is on loan at period end.

(f) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $5,513,491 or 1.0% of net assets.

(g) Security is perpetual in nature with no stated maturity date.
(h) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

(i) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. A complete unaudited schedule of portfolio holdings for each Fidelity Central Fund is filed with the SEC for the first and third quarters of each fiscal year on Form N-Q and is available upon request or at the SEC's web site at www.sec.gov. An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro rata share of securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at fidelity.com and/or advisor.fidelity.com, as applicable. In addition, each Fidelity Central Fund's financial statements are available on the SEC's web site or upon request.

Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 8,875
Fidelity Emerging Markets Debt Central Fund	742,536
Fidelity High Income Central Fund 1	352,203
Fidelity Securities Lending Cash Central Fund	12,969
Total	$ 1,116,583
Additional information regarding the Fund's fiscal year to date purchases and sales, including the ownership percentage, of the non Money Market Central Funds is as follows:
Fund	Value, beginning of period	Purchases	Sales Proceeds	Value, end of period	% ownership, end of period
Fidelity Emerging Markets Debt Central Fund	$ 26,242,783	$ 843,746	$ 12,014,038	$ 16,043,962	14.1%
Fidelity Emerging Markets Equity Central Fund	12,104,910	-	11,787,976	-	0.0%
Fidelity High Income Central Fund 1	6,226,123	6,348,579	1,201,625	11,735,112	2.2%
Total	$ 44,573,816	$ 7,192,325	$ 25,003,639	$ 27,779,074
Other Information
Categorizations in the Schedule of Investments are based on country or territory of incorporation.

The following is a summary of the inputs used, as of April 30, 2012, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 52,474,636	$ 45,818,652	$ 6,655,984	$ -
Consumer Staples	30,214,920	25,143,753	5,071,167	-
Energy	23,066,390	18,612,886	4,453,504	-
Financials	49,500,205	38,294,884	11,205,321	-
Health Care	26,618,315	20,236,875	6,381,440	-
Industrials	30,542,017	25,064,523	5,477,494	-
Information Technology	53,242,571	50,338,354	2,904,217	-
Materials	16,975,437	12,353,651	4,621,786	-
Telecommunication Services	3,635,681	1,719,564	1,916,117	-
Utilities	3,049,706	3,049,706	-	-
Corporate Bonds	74,512,579	-	74,512,579	-
Government Obligations	117,572,058	-	117,572,058	-
Asset-Backed Securities	553,899	-	553,899	-
Collateralized Mortgage Obligations	2,369,167	-	2,369,167	-
Commercial Mortgage Securities	993,686	-	993,686	-
Fixed-Income Funds	27,779,074	27,779,074	-	-
Preferred Securities	302,596	-	302,596	-
Money Market Funds	25,603,398	25,603,398	-	-
Total Investments in Securities:	$ 539,006,335	$ 294,015,320	$ 244,991,015	$ -
The composition of credit quality ratings as a percentage of net assets is as follows (Unaudited):
U.S. Government and U.S. Government Agency Obligations	1.2%
AAA,AA,A	29.4%
BBB	5.8%
BB	1.7%
B	2.4%
CCC,CC,C	0.3%
Not Rated	0.8%
Equities	54.0%
Short-Term Investments and Net Other Assets	4.4%
100.0%

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

The information in the above table is based on the combined investments of the Fund and its pro-rata share of its investments in each non-money market Fidelity Central Fund.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

	April 30, 2012 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $4,904,277) - See accompanying schedule: Unaffiliated issuers (cost $433,466,651)	$ 485,623,863
Fidelity Central Funds (cost $52,088,508)	53,382,472
Total Investments (cost $485,555,159)		$ 539,006,335
Cash		14,779
Foreign currency held at value (cost $45,596)		45,644
Receivable for investments sold Regular delivery		9,217,772
Delayed delivery		164,739
Receivable for fund shares sold		903,922
Dividends receivable		780,075
Interest receivable		1,908,107
Distributions receivable from Fidelity Central Funds		11,410
Prepaid expenses		521
Other receivables		18,073
Total assets		552,071,377

Liabilities
Payable for investments purchased Regular delivery	$ 9,570,471
Delayed delivery	164,376
Payable for fund shares redeemed	961,491
Accrued management fee	312,072
Distribution and service plan fees payable	23,375
Other affiliated payables	116,477
Other payables and accrued expenses	84,602
Collateral on securities loaned, at value	5,223,655
Total liabilities		16,456,519

Net Assets		$ 535,614,858
Net Assets consist of:
Paid in capital		$ 483,492,084
Undistributed net investment income		3,189,451
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(4,446,048)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		53,379,371
Net Assets		$ 535,614,858

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Assets and Liabilities - continued

April 30, 2012 (Unaudited)

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($24,422,604 ÷ 1,059,957 shares)	$ 23.04

Maximum offering price per share (100/94.25 of $23.04)	$ 24.45
Class T: Net Asset Value and redemption price per share ($13,483,290 ÷ 587,620 shares)	$ 22.95

Maximum offering price per share (100/96.50 of $22.95)	$ 23.78
Class B: Net Asset Value and offering price per share ($2,494,864 ÷ 108,940 shares)A	$ 22.90

Class C: Net Asset Value and offering price per share ($13,250,179 ÷ 581,772 shares)A	$ 22.78

Global Balanced: Net Asset Value, offering price and redemption price per share ($479,952,795 ÷ 20,711,526 shares)	$ 23.17

Institutional Class: Net Asset Value, offering price and redemption price per share ($2,011,126 ÷ 86,943 shares)	$ 23.13

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Operations

Six months ended April 30, 2012 (Unaudited)

Investment Income
Dividends		$ 2,661,528
Interest		3,016,445
Income from Fidelity Central Funds		1,116,583
Income before foreign taxes withheld		6,794,556
Less foreign taxes withheld		(128,837)
Total income		6,665,719

Expenses
Management fee	$ 1,883,464
Transfer agent fees	571,123
Distribution and service plan fees	127,694
Accounting and security lending fees	136,239
Custodian fees and expenses	88,857
Independent trustees' compensation	990
Registration fees	84,376
Audit	44,741
Legal	1,239
Miscellaneous	2,548
Total expenses before reductions	2,941,271
Expense reductions	(31,871)	2,909,400
Net investment income (loss)		3,756,319
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	12,033,625
Fidelity Central Funds	3,602,106
Foreign currency transactions	(74,804)
Capital gain distributions from Fidelity Central Funds	101,156
Total net realized gain (loss)		15,662,083
Change in net unrealized appreciation (depreciation) on: Investment securities	10,860,831
Assets and liabilities in foreign currencies	44,121
Total change in net unrealized appreciation (depreciation)		10,904,952
Net gain (loss)		26,567,035
Net increase (decrease) in net assets resulting from operations		$ 30,323,354

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Changes in Net Assets

	Six months ended April 30, 2012 (Unaudited)	Year ended October 31, 2011
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 3,756,319	$ 7,224,068
Net realized gain (loss)	15,662,083	39,788,338
Change in net unrealized appreciation (depreciation)	10,904,952	(35,693,976)
Net increase (decrease) in net assets resulting from operations	30,323,354	11,318,430
Distributions to shareholders from net investment income	(5,592,973)	(5,506,342)
Distributions to shareholders from net realized gain	(2,173,830)	(2,817,435)
Total distributions	(7,766,803)	(8,323,777)
Share transactions - net increase (decrease)	(52,025,346)	(4,897,733)
Redemption fees	4,138	19,178
Total increase (decrease) in net assets	(29,464,657)	(1,883,902)

Net Assets
Beginning of period	565,079,515	566,963,417
End of period (including undistributed net investment income of $3,189,451 and undistributed net investment income of $5,026,105, respectively)	$ 535,614,858	$ 565,079,515

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class A

	Six months ended April 30, 2012	Years ended October 31,
	(Unaudited)	2011	2010	2009 H
Selected Per-Share Data
Net asset value, beginning of period	$ 22.05	$ 21.88	$ 19.59	$ 15.08
Income from Investment Operations
Net investment income (loss) E	.13	.22	.17	.12
Net realized and unrealized gain (loss)	1.14	.22	2.43	4.39
Total from investment operations	1.27	.44	2.60	4.51
Distributions from net investment income	(.19)	(.17)	(.23)	-
Distributions from net realized gain	(.09)	(.11)	(.08)	-
Total distributions	(.28)	(.27) K	(.31)	-
Redemption fees added to paid in capital E, J	-	-	-	-
Net asset value, end of period	$ 23.04	$ 22.05	$ 21.88	$ 19.59
Total Return B, C, D	5.86%	2.04%	13.40%	29.91%
Ratios to Average Net Assets F, I
Expenses before reductions	1.36% A	1.37%	1.43%	1.47% A
Expenses net of fee waivers, if any	1.36% A	1.37%	1.43%	1.47% A
Expenses net of all reductions	1.34% A	1.35%	1.41%	1.46% A
Net investment income (loss)	1.16% A	.98%	.83%	.88% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 24,423	$ 20,831	$ 11,096	$ 2,912
Portfolio turnover rate G	156% A	197%	178%	252%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H For the period February 19, 2009 (commencement of sale of shares) to October 31, 2009.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

J Amount represents less than $.01 per share.

K Total distributions of $.27 per share is comprised of distributions from net investment income of $.167 and distributions from net realized gain of $.107 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class T

	Six months ended April 30, 2012	Years ended October 31,
	(Unaudited)	2011	2010	2009 H
Selected Per-Share Data
Net asset value, beginning of period	$ 21.96	$ 21.81	$ 19.56	$ 15.08
Income from Investment Operations
Net investment income (loss) E	.10	.17	.13	.11
Net realized and unrealized gain (loss)	1.15	.22	2.42	4.37
Total from investment operations	1.25	.39	2.55	4.48
Distributions from net investment income	(.17)	(.13)	(.23)	-
Distributions from net realized gain	(.09)	(.11)	(.08)	-
Total distributions	(.26)	(.24)	(.30) K	-
Redemption fees added to paid in capital E, J	-	-	-	-
Net asset value, end of period	$ 22.95	$ 21.96	$ 21.81	$ 19.56
Total Return B, C, D	5.76%	1.80%	13.17%	29.71%
Ratios to Average Net Assets F, I
Expenses before reductions	1.59% A	1.59%	1.62%	1.69% A
Expenses net of fee waivers, if any	1.59% A	1.59%	1.62%	1.69% A
Expenses net of all reductions	1.58% A	1.58%	1.60%	1.68% A
Net investment income (loss)	.92% A	.75%	.64%	.88% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 13,483	$ 10,357	$ 5,345	$ 981
Portfolio turnover rate G	156% A	197%	178%	252%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H For the period February 19, 2009 (commencement of sale of shares) to October 31, 2009.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

J Amount represents less than $.01 per share.

K Total distributions of $.30 per share is comprised of distributions from net investment income of $.226 and distributions from net realized gain of $.075 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class B

	Six months ended April 30, 2012	Years ended October 31,
	(Unaudited)	2011	2010	2009 H
Selected Per-Share Data
Net asset value, beginning of period	$ 21.80	$ 21.68	$ 19.48	$ 15.08
Income from Investment Operations
Net investment income (loss) E	.04	.04	.02	.05
Net realized and unrealized gain (loss)	1.14	.23	2.41	4.35
Total from investment operations	1.18	.27	2.43	4.40
Distributions from net investment income	-	(.04)	(.16)	-
Distributions from net realized gain	(.08)	(.11)	(.08)	-
Total distributions	(.08)	(.15)	(.23) K	-
Redemption fees added to paid in capital E, J	-	-	-	-
Net asset value, end of period	$ 22.90	$ 21.80	$ 21.68	$ 19.48
Total Return B, C, D	5.45%	1.24%	12.58%	29.18%
Ratios to Average Net Assets F, I
Expenses before reductions	2.14% A	2.15%	2.18%	2.21% A
Expenses net of fee waivers, if any	2.14% A	2.15%	2.18%	2.21% A
Expenses net of all reductions	2.13% A	2.13%	2.16%	2.20% A
Net investment income (loss)	.37% A	.20%	.08%	.39% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 2,495	$ 2,392	$ 2,199	$ 526
Portfolio turnover rate G	156% A	197%	178%	252%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H For the period February 19, 2009 (commencement of sale of shares) to October 31, 2009.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

J Amount represents less than $.01 per share.

K Total distributions of $.23 per share is comprised of distributions from net investment income of $.158 and distributions from net realized gain of $.075 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class C

	Six months ended April 30, 2012	Years ended October 31,
	(Unaudited)	2011	2010	2009 H
Selected Per-Share Data
Net asset value, beginning of period	$ 21.73	$ 21.65	$ 19.49	$ 15.08
Income from Investment Operations
Net investment income (loss) E	.04	.05	.03	.05
Net realized and unrealized gain (loss)	1.15	.22	2.40	4.36
Total from investment operations	1.19	.27	2.43	4.41
Distributions from net investment income	(.05)	(.08)	(.20)	-
Distributions from net realized gain	(.09)	(.11)	(.08)	-
Total distributions	(.14)	(.19)	(.27) K	-
Redemption fees added to paid in capital E, J	-	-	-	-
Net asset value, end of period	$ 22.78	$ 21.73	$ 21.65	$ 19.49
Total Return B, C, D	5.50%	1.24%	12.58%	29.24%
Ratios to Average Net Assets F, I
Expenses before reductions	2.14% A	2.13%	2.12%	2.20% A
Expenses net of fee waivers, if any	2.14% A	2.13%	2.12%	2.20% A
Expenses net of all reductions	2.13% A	2.11%	2.10%	2.19% A
Net investment income (loss)	.37% A	.21%	.14%	.36% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 13,250	$ 9,598	$ 5,463	$ 827
Portfolio turnover rate G	156% A	197%	178%	252%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H For the period February 19, 2009 (commencement of sale of shares) to October 31, 2009.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

J Amount represents less than $.01 per share.

K Total distributions of $.27 per share is comprised of distributions from net investment income of $.196 and distributions from net realized gain of $.075 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Global Balanced

	Six months ended April 30, 2012	Years ended October 31,
	(Unaudited)	2011	2010	2009	2008	2007
Selected Per-Share Data
Net asset value, beginning of period	$ 22.18	$ 21.99	$ 19.62	$ 16.94	$ 25.40	$ 23.08
Income from Investment Operations
Net investment income (loss) D	.16	.29	.24	.28	.40	.35
Net realized and unrealized gain (loss)	1.16	.22	2.43	2.95	(6.70)	4.27
Total from investment operations	1.32	.51	2.67	3.23	(6.30)	4.62
Distributions from net investment income	(.24)	(.21)	(.23)	(.38)	(.33)	(.20)
Distributions from net realized gain	(.09)	(.11)	(.08)	(.17)	(1.83)	(2.10)
Total distributions	(.33)	(.32)	(.30) I	(.55)	(2.16)	(2.30)
Redemption fees added to paid in capital D, H	-	-	-	-	-	-
Net asset value, end of period	$ 23.17	$ 22.18	$ 21.99	$ 19.62	$ 16.94	$ 25.40
Total Return B, C	6.05%	2.34%	13.76%	19.86%	(26.96)%	21.83%
Ratios to Average Net Assets E, G
Expenses before reductions	1.05% A	1.05%	1.11%	1.24%	1.13%	1.14%
Expenses net of fee waivers, if any	1.05% A	1.05%	1.10%	1.23%	1.13%	1.14%
Expenses net of all reductions	1.04% A	1.04%	1.08%	1.21%	1.11%	1.12%
Net investment income (loss)	1.47% A	1.29%	1.16%	1.61%	1.88%	1.55%
Supplemental Data
Net assets, end of period (000 omitted)	$ 479,953	$ 520,753	$ 542,319	$ 419,747	$ 345,279	$ 371,262
Portfolio turnover rate F	156% A	197%	178%	252%	264%	169%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

H Amount represents less than $.01 per share.

I Total distributions of $.30 per share is comprised of distributions from net investment income of $.229 and distributions from net realized gain of $.075 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Institutional Class

	Six months ended April 30, 2012	Years ended October 31,
	(Unaudited)	2011	2010	2009 G
Selected Per-Share Data
Net asset value, beginning of period	$ 22.16	$ 21.99	$ 19.64	$ 15.08
Income from Investment Operations
Net investment income (loss) D	.16	.28	.23	.21
Net realized and unrealized gain (loss)	1.15	.21	2.44	4.35
Total from investment operations	1.31	.49	2.67	4.56
Distributions from net investment income	(.25)	(.21)	(.25)	-
Distributions from net realized gain	(.09)	(.11)	(.08)	-
Total distributions	(.34)	(.32)	(.32) J	-
Redemption fees added to paid in capital D, I	-	-	-	-
Net asset value, end of period	$ 23.13	$ 22.16	$ 21.99	$ 19.64
Total Return B, C	6.03%	2.25%	13.75%	30.24%
Ratios to Average Net Assets E, H
Expenses before reductions	1.06% A	1.11%	1.14%	1.12% A
Expenses net of fee waivers, if any	1.06% A	1.11%	1.14%	1.12% A
Expenses net of all reductions	1.05% A	1.10%	1.12%	1.10% A
Net investment income (loss)	1.45% A	1.23%	1.12%	1.70% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 2,011	$ 1,149	$ 541	$ 140
Portfolio turnover rate F	156% A	197%	178%	252%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G For the period February 19, 2009 (commencement of sale of shares) to October 31, 2009.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

I Amount represents less than $.01 per share.

J Total distributions of $.32 per share is comprised of distributions from net investment income of $.248 and distributions from net realized gain of $.075 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended April 30, 2012 (Unaudited)

1. Organization.

Fidelity® Global Balanced Fund (the Fund) is a fund of Fidelity Charles Street Trust (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class T, Class C, Global Balanced and Institutional Class shares, each of which, along with Class B shares, has equal rights as to assets and voting privileges. Effective after the close of business on September 1, 2010, Class B shares were closed to new accounts and additional purchases, except for exchanges and reinvestments. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase. Investment income, realized and unrealized capital gains and losses, the common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions may also differ by class.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies available only to other investment companies and accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the Fund. These strategies are consistent with the investment objectives of the Fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the Fund. The Money Market Central Funds

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Notes to Financial Statements (Unaudited) - continued

2. Investments in Fidelity Central Funds - continued

seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR. The following summarizes the Fund's investment in each non-money market Fidelity Central Fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices
Fidelity Emerging Markets Debt Central Fund	FMR Co., Inc. (FMRC)	Seeks high total return by normally investing in debt securities of issuers in emerging markets and other debt investments that are tied economically to emerging markets.	Foreign Securities Repurchase Agreements Restricted Securities
Fidelity High Income Central Fund 1	FMRC

Seeks a high level of income and may also seek capital appreciation by investing primarily in debt securities, preferred stocks, and convertible securities, with an emphasis on lower-quality debt securities.

Delayed Delivery & When Issued Securities Loans & Direct Debt Instruments Repurchase Agreements Restricted Securities

An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of any securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at fidelity.com and/or advisor.fidelity.com, as applicable. A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) web site at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including security valuation policies) of those funds are available on the SEC web site or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the

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3. Significant Accounting Policies - continued

date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Security Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include market or security specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The value used for net asset value (NAV) calculation under these procedures may differ from published prices for the same securities.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level, as of April 30, 2012, is included at the end of the Fund's Schedule of Investments. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when significant market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-traded funds (ETFs) and certain indexes as well as quoted prices for similar securities are used and are categorized as Level 2 in the hierarchy in these circumstances. Utilizing these techniques may result in transfers between Level 1 and Level 2. For restricted equity securities and private placements where

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

3. Significant Accounting Policies - continued

Security Valuation - continued

observable inputs are limited, assumptions about market activity and risk are used and these securities are categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from independent pricing services or from dealers who make markets in such securities. For corporate bonds, foreign government and government agency obligations, preferred securities and U.S. government and government agency obligations, pricing services utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices and are generally categorized as Level 2 in the hierarchy. For asset backed securities, collateralized mortgage obligations and commercial mortgage securities, pricing services utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices and, accordingly, such securities are generally categorized as Level 2 in the hierarchy. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing matrices which consider similar factors that would be used by independent pricing services. These are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

New Accounting Pronouncements. In May 2011, the Financial Accounting Standards Board issued Accounting Standard Update No. 2011-04, Fair Value Measurement (Topic 820) - Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRSs. The update is effective during interim and annual periods beginning after December 15, 2011 and will result in additional disclosure for transfers between levels as well as expanded disclosure for securities categorized as Level 3 under the fair value hierarchy.

In December 2011, the Financial Accounting Standards Board issued Accounting Standard Update No. 2011-11, Disclosures about Offsetting Assets and Liabilities. The update creates new disclosure requirements requiring entities to disclose both gross and net information for derivatives and other financial instruments that are either offset in the Statement of Assets and Liabilities or subject to an enforceable master netting arrangement or similar agreement. The disclosure requirements are effective for interim and annual reporting periods beginning on or after January 1, 2013. Management is currently evaluating the impact of the update's adoption on the Fund's financial statement disclosures.

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3. Significant Accounting Policies - continued

Foreign Currency. The Fund may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rate at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The Fund estimates the components of distributions received that may be considered return of capital distributions or capital gain distributions. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. The principal amount on inflation-indexed securities is periodically adjusted to the rate of inflation and interest is accrued based on the principal amount. The adjustments to principal due to inflation are reflected as increases or decreases to interest income even though the principal is not received until maturity. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

3. Significant Accounting Policies - continued

Expenses - continued

the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. A fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, passive foreign investment companies (PFIC), market discount, equity-debt classifications, partnerships, deferred trustees compensation, capital loss carryforwards and losses deferred due to wash sales.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 60,233,633
Gross unrealized depreciation	(7,891,234)
Net unrealized appreciation (depreciation) on securities and other investments	$ 52,342,399

Tax cost	$ 486,663,936

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. Under the Regulated Investment Company Modernization Act of 2010 (the Act), the Fund is permitted to carry forward

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3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period and such capital losses are required to be used prior to any losses that expire. At October 31, 2011, capital loss carryforwards were as follows:

Fiscal year of expiration
2017	$ (12,673,474)

Short-Term Trading (Redemption) Fees. Shares held by investors in the Fund less than 30 days are subject to a redemption fee equal to 1.00% of the net asset value of shares redeemed. All redemption fees, which reduce the proceeds of the shareholder redemption, are retained by the Fund and accounted for as an addition to paid in capital.

4. Operating Policies.

Delayed Delivery Transactions and When-Issued Securities. During the period, the Fund transacted in securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. The securities purchased on a delayed delivery or when-issued basis are identified as such in the Fund's Schedule of Investments. The Fund may receive compensation for interest forgone in the purchase of a delayed delivery or when-issued security. With respect to purchase commitments, the Fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

5. Purchases and Sales of Investments.

Purchases and sales of securities (including the Equity and Fixed-Income Central Funds), other than short-term securities and U.S. government securities, aggregated $367,742,894 and $413,329,128, respectively.

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Notes to Financial Statements (Unaudited) - continued

6. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .45% of the Fund's average net assets and an annualized group fee rate that averaged .26% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annualized management fee rate was .71% of the Fund's average net assets.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of FMR, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee	Total Fees	Retained by FDC
Class A	-%	.25%	$ 27,677	$ 433
Class T	.25%	.25%	30,126	543
Class B	.75%	.25%	12,043	9,060
Class C	.75%	.25%	57,848	25,634
			$ 127,694	$ 35,670

Sales Load. FDC may receive a front-end sales charge of up to 5.75% for selling Class A shares and 3.50% for selling Class T shares, some of which is paid to financial intermediaries for selling shares of the Fund. Depending on the holding period, FDC may receive contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. The deferred sales charges range from 5.00% to 1.00% for Class B, 1.00% for Class C, 1.00% for certain purchases of Class A shares and .25% for certain purchases of Class T shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$ 19,186
Class T	4,940
Class B*	3,019
Class C*	2,497
$ 29,642

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

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6. Fees and Other Transactions with Affiliates - continued

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the Fund. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, transfer agent fees for each class were as follows:

	Amount	% of Average Net Assets*
Class A	$ 29,144.26
Class T	15,122.25
Class B	3,622.30
Class C	17,422.30
Global Balanced	503,639.21
Institutional Class	2,174.22
	$ 571,123

* Annualized

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for each month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were $7,466 for the period.

7. Committed Line of Credit.

The Fund participates with other funds managed by FMR or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $806 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, there were no borrowings on this line of credit.

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Notes to Financial Statements (Unaudited) - continued

8. Security Lending.

The Fund lends portfolio securities through a lending agent from time to time in order to earn additional income. For equity securities, a lending agent is used and may loan securities to certain qualified borrowers, including Fidelity Capital Markets (FCM), a broker-dealer affiliated with the Fund. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. At period end, there were no security loans outstanding with FCM. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Total security lending income during the period amounted to $12,969, including $1,075 from securities loaned to FCM.

9. Expense Reductions.

Many of the brokers with whom FMR places trades on behalf of the Fund provided services to the Fund in addition to trade execution. These services included payments of certain expenses on behalf of the Fund totaling $31,871 for the period.

10. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended April 30, 2012	Year ended October 31, 2011
From net investment income
Class A	$ 183,672	$ 89,410
Class T	86,455	36,393
Class B	-	4,186
Class C	22,825	23,671
Global Balanced	5,284,339	5,347,640
Institutional Class	15,682	5,042
Total	$ 5,592,973	$ 5,506,342

Semiannual Report

10. Distributions to Shareholders - continued

	Six months ended April 30, 2012	Year ended October 31, 2011
From net realized gain
Class A	$ 85,585	$ 57,286
Class T	46,353	29,060
Class B	8,719	10,926
Class C	43,221	31,269
Global Balanced	1,984,414	2,686,373
Institutional Class	5,538	2,521
Total	$ 2,173,830	$ 2,817,435

11. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended April 30, 2012	Year ended October 31, 2011	Six months ended April 30, 2012	Year ended October 31, 2011
Class A
Shares sold	237,493	589,852	$ 5,272,183	$ 13,317,896
Reinvestment of distributions	11,691	6,226	250,430	136,028
Shares redeemed	(134,086)	(158,326)	(2,960,674)	(3,520,934)
Net increase (decrease)	115,098	437,752	$ 2,561,939	$ 9,932,990
Class T
Shares sold	169,290	308,037	$ 3,688,344	$ 6,909,923
Reinvestment of distributions	5,007	2,547	106,901	55,546
Shares redeemed	(58,358)	(83,961)	(1,271,899)	(1,863,419)
Net increase (decrease)	115,939	226,623	$ 2,523,346	$ 5,102,050
Class B
Shares sold	10,784	27,998	$ 232,731	$ 631,778
Reinvestment of distributions	361	605	7,708	13,164
Shares redeemed	(11,935)	(20,319)	(261,072)	(455,688)
Net increase (decrease)	(790)	8,284	$ (20,633)	$ 189,254
Class C
Shares sold	191,601	303,365	$ 4,149,686	$ 6,744,114
Reinvestment of distributions	2,666	2,288	56,618	49,623
Shares redeemed	(54,092)	(116,357)	(1,184,213)	(2,583,426)
Net increase (decrease)	140,175	189,296	$ 3,022,091	$ 4,210,311

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

11. Share Transactions - continued

	Shares		Dollars
	Six months ended April 30, 2012	Year ended October 31, 2011	Six months ended April 30, 2012	Year ended October 31, 2011
Global Balanced
Shares sold	2,353,491	7,688,422	$ 51,914,754	$ 173,946,427
Reinvestment of distributions	320,351	348,628	6,893,955	7,645,415
Shares redeemed	(5,435,738)	(9,221,582)	(119,638,403)	(206,542,789)
Net increase (decrease)	(2,761,896)	(1,184,532)	$ (60,829,694)	$ (24,950,947)
Institutional Class
Shares sold	87,850	48,248	$ 1,898,944	$ 1,092,344
Reinvestment of distributions	864	176	18,558	3,866
Shares redeemed	(53,608)	(21,184)	(1,199,897)	(477,601)
Net increase (decrease)	35,106	27,240	$ 717,605	$ 618,609

12. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Semiannual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Management & Research
(U.K.) Inc.

FIL Investments (Japan) Limited

FIL Investment Advisors

FIL Investment Advisors (U.K.) Limited

Fidelity Management & Research
(Japan) Inc.

Fidelity Management & Research
(Hong Kong) Limited

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Service Agents

Fidelity Investments Institutional
Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

Brown Brothers Harriman & Co.

Boston, MA

AGBL-USAN-0612
1.883466.103

(Fidelity Investment logo)(registered trademark)
Corporate Headquarters
82 Devonshire St., Boston, MA 02109
www.fidelity.com

(Fidelity Investment logo)(registered trademark)
Fidelity Advisor®
Global Balanced
Fund - Institutional Class

Semiannual Report

April 30, 2012

(Fidelity Cover Art)

Institutional Class
is a class of Fidelity®
Global Balanced Fund

Contents

Shareholder Expense Example	(Click Here)	An example of shareholder expenses.
Investment Changes	(Click Here)	A summary of major shifts in the fund's investments over the past six months.
Investments	(Click Here)	A complete list of the fund's investments with their market values.
Financial Statements	(Click Here)	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	(Click Here)	Notes to the financial statements.

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, redemption fees, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (November 1, 2011 to April 30, 2012).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Semiannual Report

Shareholder Expense Example - continued

	Annualized Expense Ratio	Beginning Account Value November 1, 2011	Ending Account Value April 30, 2012	Expenses Paid During Period* November 1, 2011 to April 30, 2012
Class A	1.36%
Actual		$ 1,000.00	$ 1,058.60	$ 6.96
HypotheticalA		$ 1,000.00	$ 1,018.10	$ 6.82
Class T	1.59%
Actual		$ 1,000.00	$ 1,057.60	$ 8.13
HypotheticalA		$ 1,000.00	$ 1,016.96	$ 7.97
Class B	2.14%
Actual		$ 1,000.00	$ 1,054.50	$ 10.93
HypotheticalA		$ 1,000.00	$ 1,014.22	$ 10.72
Class C	2.14%
Actual		$ 1,000.00	$ 1,055.00	$ 10.93
HypotheticalA		$ 1,000.00	$ 1,014.22	$ 10.72
Global Balanced	1.05%
Actual		$ 1,000.00	$ 1,060.50	$ 5.38
HypotheticalA		$ 1,000.00	$ 1,019.64	$ 5.27
Institutional Class	1.06%
Actual		$ 1,000.00	$ 1,060.30	$ 5.43
HypotheticalA		$ 1,000.00	$ 1,019.59	$ 5.32

A 5% return per year before expenses

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period). The fees and expenses of the underlying Fidelity Central Funds in which the Fund invests are not included in the Fund's annualized expense ratio.

Semiannual Report

Investment Changes (Unaudited)

The information in the following tables is based on the combined investments of the Fund and its pro-rata share of its investments in each non-money market Fidelity Central Fund.
Geographic Diversification (% of fund's net assets)
As of April 30, 2012
United States of America* 41.6%
Japan 18.5%
United Kingdom 8.6%
Germany 5.0%
Canada 3.4%
Italy 3.3%
France 2.9%
Australia 1.7%
Netherlands 1.5%
Other 13.5%

* Includes short-term investments and net other assets (liabilities).
Percentages are based on country or territory of incorporation and are adjusted for the effect of futures contracts, if applicable.
As of October 31, 2011
United States of America* 39.9%
Japan 18.4%
United Kingdom 8.6%
Germany 5.3%
Canada 3.7%
France 3.4%
Italy 3.2%
Australia 1.4%
Switzerland 1.4%
Other 14.7%

* Includes short-term investments and net other assets (liabilities).
Percentages are based on country or territory of incorporation and are adjusted for the effect of futures contracts, if applicable.
Asset Allocation
	% of fund's net assets	% of fund's net assets 6 months ago
Stocks	54.0	54.1
Bonds	41.3	44.5
Other Investments	0.3	0.3
Short-Term Investments and Net Other Assets (Liabilities)	4.4	1.1
Top Five Stocks as of April 30, 2012
	% of fund's net assets	% of fund's net assets 6 months ago
Citrix Systems, Inc. (United States of America)	1.8	0.5
MasterCard, Inc. Class A (United States of America)	1.5	1.1
Wells Fargo & Co. (United States of America)	1.4	0.3
Intuit, Inc. (United States of America)	1.4	1.5
Apple, Inc. (United States of America)	1.1	1.1
	7.2
Top Five Bond Issuers as of April 30, 2012
(with maturities greater than one year)	% of fund's net assets	% of fund's net assets 6 months ago
Japan Government	11.3	10.5
German Federal Republic	3.7	3.9
Italian Republic	2.2	2.0
U.S. Treasury Obligations	1.2	5.4
Aristotle Holding, Inc.	0.4	0.0
	18.8
Market Sectors as of April 30, 2012
	% of fund's net assets	% of fund's net assets 6 months ago
Financials	18.9	19.4
Consumer Discretionary	11.7	8.7
Information Technology	9.9	7.8
Industrials	6.6	6.0
Consumer Staples	6.0	4.1
Energy	5.5	8.6
Health Care	5.1	5.8
Materials	4.0	4.1
Telecommunication Services	1.7	2.6
Utilities	1.7	1.4

A holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of any securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at fidelity.com and/or advisor.fidelity.com, as applicable.

Semiannual Report

Investments April 30, 2012 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 53.7%
	Shares	Value
Australia - 1.3%
Acrux Ltd.	27,674	$ 115,617
AMP Ltd.	95,954	426,871
Australia & New Zealand Banking Group Ltd.	13,066	325,482
BHP Billiton Ltd.	26,071	967,330
Bradken Ltd.	17,684	136,522
Commonwealth Bank of Australia	19,496	1,055,610
Computershare Ltd.	49,452	433,296
Crown Ltd.	26,541	251,631
CSL Ltd.	8,076	308,457
Fortescue Metals Group Ltd.	56,690	333,112
Iluka Resources Ltd.	15,387	272,526
JB Hi-Fi Ltd. (e)	11,521	115,950
Macquarie Group Ltd.	12,761	388,348
QBE Insurance Group Ltd.	25,437	366,781
Rio Tinto Ltd.	2,293	158,508
Spark Infrastructure Group unit	45,144	68,198
Suncorp-Metway Ltd.	46,161	391,476
Telstra Corp. Ltd.	94,445	348,327
Wesfarmers Ltd.	6,865	216,572
Wesfarmers Ltd. (price protected shares)	2,278	74,262
WorleyParsons Ltd.	9,313	274,103
TOTAL AUSTRALIA		7,028,979
Austria - 0.0%
Erste Bank AG	6,200	142,771
Bailiwick of Guernsey - 0.1%
Resolution Ltd.	75,500	274,254
Bailiwick of Jersey - 0.5%
Experian PLC	55,100	869,734
Randgold Resources Ltd. sponsored ADR	2,100	187,215
Shire PLC	22,457	732,023
Wolseley PLC	28,700	1,091,439
TOTAL BAILIWICK OF JERSEY		2,880,411
Belgium - 0.6%
Anheuser-Busch InBev SA NV (e)	39,000	2,811,155
Anheuser-Busch InBev SA NV (strip VVPR) (a)	9,280	12
KBC Groupe SA	14,340	277,346
TOTAL BELGIUM		3,088,513
Bermuda - 0.1%
Esprit Holdings Ltd.	29,100	60,010
Common Stocks - continued
	Shares	Value
Bermuda - continued
Jardine Strategic Holdings Ltd.	1,500	$ 48,270
Lazard Ltd. Class A	6,600	181,566
Li & Fung Ltd.	112,000	239,629
Pacific Basin Shipping Ltd.	193,000	101,492
TOTAL BERMUDA		630,967
British Virgin Islands - 0.0%
Mail.ru Group Ltd. GDR (Reg. S) (a)	5,800	250,850
Canada - 2.5%
Agrium, Inc.	1,800	158,579
Alamos Gold, Inc.	7,200	131,790
Alimentation Couche-Tard, Inc. Class B (sub. vtg.)	2,900	125,806
Bank of Montreal	4,600	273,229
Bank of Nova Scotia	10,200	565,892
Barrick Gold Corp.	6,800	275,098
Baytex Energy Corp.	2,900	153,287
BCE, Inc.	7,100	287,666
Boardwalk (REIT)	1,300	77,401
Brookfield Asset Management, Inc. Class A	5,200	171,622
Brookfield Properties Corp.	5,300	95,993
Calfrac Well Services Ltd.	500	13,718
Cameco Corp.	5,000	110,656
Canadian Imperial Bank of Commerce	1,800	135,818
Canadian National Railway Co.	5,100	435,262
Canadian Pacific	3,200	247,674
Celtic Exploration Ltd. (a)	700	10,262
Cenovus Energy, Inc.	11,500	417,388
CGI Group, Inc. Class A (sub. vtg.) (a)	4,500	101,002
CI Financial Corp.	3,300	79,013
Copper Mountain Mining Corp. (a)	12,400	53,856
Corus Entertainment, Inc. Class B (non-vtg.)	7,400	182,500
Crescent Point Energy Corp.	5,400	235,954
Dollarama, Inc.	2,260	125,796
Eldorado Gold Corp.	4,850	68,742
Enbridge, Inc.	9,300	389,701
Finning International, Inc.	5,400	150,888
First Quantum Minerals Ltd.	5,600	116,337
Fortis, Inc.	100	3,468
Goldcorp, Inc.	9,100	348,522
Harry Winston Diamond Corp. (a)	9,800	139,894
IGM Financial, Inc.	500	23,462
Imperial Oil Ltd.	2,300	107,089
Common Stocks - continued
	Shares	Value
Canada - continued
Inmet Mining Corp.	1,100	$ 60,515
Intact Financial Corp.	3,250	209,856
Ivanhoe Mines Ltd. (a)	10,300	120,232
Keyera Corp.	823	33,653
Magna International, Inc. Class A (sub. vtg.)	3,000	131,481
Manitoba Telecom Services, Inc.	2,100	72,923
Manulife Financial Corp.	15,000	205,163
Metro, Inc. Class A (sub. vtg.)	2,900	160,010
National Bank of Canada	2,200	171,724
Open Text Corp. (a)	2,500	140,167
Pacific Rubiales Energy Corp.	2,900	83,205
Pembina Pipeline Corp.	2,300	69,576
Penn West Petroleum Ltd. (e)	4,900	83,986
PetroBakken Energy Ltd. Class A	7,700	111,476
Potash Corp. of Saskatchewan, Inc.	7,600	323,159
Power Financial Corp.	5,400	161,822
Precision Drilling Corp. (a)	2,600	23,953
Progressive Waste Solution Ltd.	900	19,526
Quebecor, Inc. Class B (sub. vtg.)	1,200	47,174
RioCan (REIT)	8,500	233,551
Rogers Communications, Inc. Class B (non-vtg.)	4,150	154,908
Royal Bank of Canada	12,900	745,595
Rubicon Minerals Corp. (a)	17,900	54,547
Silver Wheaton Corp.	3,300	100,762
Sun Life Financial, Inc.	5,400	132,410
Suncor Energy, Inc.	15,972	527,630
SXC Health Solutions Corp. (a)	6,100	553,215
Teck Resources Ltd. Class B (sub. vtg.)	3,400	126,878
TELUS Corp.	4,000	240,182
The Toronto-Dominion Bank	10,300	870,612
Tim Hortons, Inc. (Canada)	2,800	161,636
Tourmaline Oil Corp. (a)	2,400	57,853
TransCanada Corp.	7,300	321,193
Trican Well Service Ltd.	2,300	33,275
Trinidad Drilling Ltd.	1,300	8,423
Valeant Pharmaceuticals International, Inc. (Canada) (a)	11,000	611,946
Vermilion Energy, Inc.	1,600	77,590
Westport Innovations, Inc. (a)	2,100	65,730
Yamana Gold, Inc.	12,500	183,371
TOTAL CANADA		13,304,273
Common Stocks - continued
	Shares	Value
Cayman Islands - 0.3%
Anta Sports Products Ltd.	108,000	$ 106,766
Baidu.com, Inc. sponsored ADR (a)	1,700	225,590
China Mengniu Dairy Co. Ltd.	47,000	145,386
Sands China Ltd.	60,400	237,438
Shenguan Holdings Group Ltd.	262,000	141,829
SINA Corp. (a)	1,300	76,063
SouFun Holdings Ltd. ADR (e)	11,700	211,302
Tencent Holdings Ltd.	9,700	304,803
TOTAL CAYMAN ISLANDS		1,449,177
Denmark - 0.3%
Danske Bank A/S (a)	25,964	421,591
Novo Nordisk A/S Series B	9,375	1,382,214
TOTAL DENMARK		1,803,805
France - 1.9%
Arkema SA	5,400	478,307
Atos Origin SA	6,135	395,152
BNP Paribas SA	20,536	825,082
Bureau Veritas SA	1,000	89,105
Carrefour SA	24,390	489,963
Christian Dior SA	2,400	361,715
Compagnie Generale de Geophysique SA (a)	9,900	283,932
Danone SA	10,700	752,852
Essilor International SA	4,368	384,758
Eurofins Scientific SA	1,700	200,876
JC Decaux SA	12,900	366,046
L'Oreal SA	2,000	240,640
LVMH Moet Hennessy - Louis Vuitton SA (e)	3,397	562,793
PPR SA	6,700	1,120,656
Publicis Groupe SA	9,600	495,122
Remy Cointreau SA	3,300	367,787
Sanofi SA	24,439	1,866,837
Schneider Electric SA	5,700	350,194
Vivendi	17,781	328,715
TOTAL FRANCE		9,960,532
Germany - 1.0%
adidas AG	5,900	492,056
Allianz AG	9,191	1,024,222
BASF AG (e)	9,167	754,693
Bayer AG	14,600	1,028,415
Deutsche Boerse AG	4,600	288,824
Common Stocks - continued
	Shares	Value
Germany - continued
Fresenius Medical Care AG & Co. KGaA	5,600	$ 397,696
SAP AG	17,847	1,183,587
Wirecard AG	12,300	227,958
TOTAL GERMANY		5,397,451
Hong Kong - 0.4%
AIA Group Ltd.	114,400	406,957
BOC Hong Kong (Holdings) Ltd.	96,500	299,127
Cheung Kong Holdings Ltd.	21,000	279,327
Hong Kong Exchanges and Clearing Ltd.	22,600	361,488
SJM Holdings Ltd.	73,000	160,327
Wharf Holdings Ltd.	65,000	387,890
TOTAL HONG KONG		1,895,116
Ireland - 0.7%
Accenture PLC Class A	21,000	1,363,950
Alkermes PLC (a)	26,000	449,800
CRH PLC	21,600	438,301
Elan Corp. PLC (a)	26,200	361,225
Elan Corp. PLC sponsored ADR (a)	54,000	744,660
Ingersoll-Rand PLC	8,900	378,428
James Hardie Industries NV CDI	36,751	286,785
TOTAL IRELAND		4,023,149
Israel - 0.0%
Sarin Technologies Ltd.	110,000	111,098
Italy - 0.7%
Brunello Cucinelli SpA	18,700	297,061
ENI SpA	62,600	1,391,066
Fiat Industrial SpA	41,300	468,547
Intesa Sanpaolo SpA	265,346	401,496
Prada SpA	84,400	573,280
Prysmian SpA	29,800	485,226
Salvatore Ferragamo Italia SpA	11,400	278,737
TOTAL ITALY		3,895,413
Japan - 5.0%
Aeon Mall Co. Ltd.	12,700	281,654
Anritsu Corp.	9,000	117,435
Aozora Bank Ltd.	139,000	356,527
Asahi Kasei Corp.	159,000	982,799
Canon, Inc.	4,300	194,922
Common Stocks - continued
	Shares	Value
Japan - continued
Cosmos Pharmaceutical Corp.	1,200	$ 67,281
CyberAgent, Inc.	130	400,397
Dainippon Screen Manufacturing Co. Ltd.	39,000	352,148
Daito Trust Construction Co. Ltd.	1,700	152,888
Daiwa House Industry Co. Ltd.	18,000	232,291
Digital Garage, Inc. (a)(e)	108	293,106
Don Quijote Co. Ltd.	7,100	260,444
East Japan Railway Co.	8,500	528,879
Exedy Corp.	10,500	295,120
Fanuc Corp.	1,600	269,858
GREE, Inc.	7,100	192,043
Hitachi Transport System Ltd.	9,400	172,040
Honda Motor Co. Ltd.	31,300	1,126,532
Ishikawajima-Harima Heavy Industries Co. Ltd.	89,000	215,318
Japan Tobacco, Inc.	200	1,108,007
JS Group Corp.	42,400	832,637
JTEKT Corp.	43,300	474,596
Kakaku.com, Inc.	2,900	90,185
Kao Corp.	26,800	718,160
KDDI Corp.	62	405,896
Kenedix Realty Investment Corp.	32	111,571
Kuraray Co. Ltd.	17,100	244,056
Lawson, Inc.	17,100	1,132,189
Makita Corp.	5,500	210,546
Marubeni Corp.	75,000	520,811
Mitsubishi Gas Chemical Co., Inc.	33,000	216,209
Mitsubishi UFJ Financial Group, Inc.	87,000	417,758
Mitsui & Co. Ltd.	76,100	1,188,422
Mitsui Fudosan Co. Ltd.	44,000	805,990
Namco Bandai Holdings, Inc.	29,400	420,408
NGK Insulators Ltd.	32,000	399,140
NHK Spring Co. Ltd.	78,500	819,422
Nissan Motor Co. Ltd.	108,100	1,123,990
Nitto Boseki Co. Ltd.	17,000	64,565
Nitto Denko Corp.	14,200	582,805
NOK Corp.	33,800	695,329
NTT Urban Development Co.	474	363,633
ORIX Corp.	4,240	405,415
Pioneer Corp. (a)	76,800	387,603
Rakuten, Inc.	232	258,777
Sega Sammy Holdings, Inc.	14,600	306,364
Shimadzu Corp.	54,000	480,791
Common Stocks - continued
	Shares	Value
Japan - continued
Shin-Etsu Chemical Co., Ltd.	10,000	$ 577,234
Shinsei Bank Ltd.	376,000	485,237
SMC Corp.	3,000	501,041
SOFTBANK CORP.	16,800	501,452
Sony Financial Holdings, Inc.	16,800	274,584
Stanley Electric Co. Ltd.	31,700	485,663
Sumitomo Mitsui Financial Group, Inc.	46,900	1,500,837
Sundrug Co. Ltd.	8,000	245,045
Terumo Corp.	3,300	151,215
Toray Industries, Inc.	69,000	530,527
Toyo Engineering Corp.	22,000	99,641
Universal Entertainment Corp.	3,300	75,935
Yamato Kogyo Co. Ltd.	2,900	82,525
TOTAL JAPAN		26,787,893
Luxembourg - 0.1%
Millicom International Cellular SA (depository receipt)	2,700	286,843
Netherlands - 0.6%
AEGON NV	94,400	439,143
Gemalto NV	11,574	862,456
HeidelbergCement Finance AG	10,100	555,339
LyondellBasell Industries NV Class A	18,700	781,286
NXP Semiconductors NV (a)	12,400	320,540
Randstad Holding NV	9,100	315,139
TOTAL NETHERLANDS		3,273,903
Norway - 0.1%
Schibsted ASA (B Shares)	9,800	373,860
Papua New Guinea - 0.0%
Oil Search Ltd. ADR	33,496	256,499
Puerto Rico - 0.1%
Popular, Inc. (a)	225,000	400,500
Singapore - 0.2%
DBS Group Holdings Ltd.	33,000	372,222
Ezra Holdings Ltd. (a)	106,000	86,503
Keppel Corp. Ltd.	43,100	384,806
Singapore Airlines Ltd.	6,000	51,873
Wilmar International Ltd.	30,000	118,046
TOTAL SINGAPORE		1,013,450
Spain - 0.4%
Banco Bilbao Vizcaya Argentaria SA	113,791	770,087
Common Stocks - continued
	Shares	Value
Spain - continued
Banco Bilbao Vizcaya Argentaria SA rights 4/30/12 (a)	101,473	$ 14,508
Grifols SA (a)(e)	24,900	627,114
Inditex SA	10,520	946,297
TOTAL SPAIN		2,358,006
Sweden - 0.4%
H&M Hennes & Mauritz AB (B Shares)	21,178	727,597
Swedbank AB (A Shares)	41,046	679,749
Swedish Match Co. AB	15,200	617,883
TOTAL SWEDEN		2,025,229
Switzerland - 1.0%
Adecco SA (Reg.)	5,743	279,699
Clariant AG (Reg.)	21,490	273,257
Nestle SA	44,135	2,703,880
Roche Holding AG (participation certificate)	3,915	715,230
Schindler Holding AG (participation certificate)	4,473	578,624
UBS AG	64,756	808,774
TOTAL SWITZERLAND		5,359,464
United Kingdom - 5.7%
Aegis Group PLC	397,445	1,146,330
Anglo American PLC (United Kingdom)	24,400	937,814
Antofagasta PLC	20,000	383,376
Aviva PLC	101,800	509,571
Barclays PLC	251,246	889,608
Barratt Developments PLC (a)	263,300	571,383
Bellway PLC	33,700	430,750
BG Group PLC	48,382	1,139,061
British American Tobacco PLC:
(United Kingdom)	35,100	1,800,485
sponsored ADR	15,700	1,615,844
British Land Co. PLC	64,376	511,368
Domino Printing Sciences PLC	27,500	267,365
Filtrona PLC	66,900	504,271
GlaxoSmithKline PLC	64,500	1,490,230
Hilton Food Group PLC	40,200	185,795
HSBC Holdings PLC (United Kingdom)	167,900	1,515,850
ICAP PLC	40,400	248,982
Imagination Technologies Group PLC (a)	40,200	448,584
Intertek Group PLC	7,700	314,321
ITV PLC	243,800	331,211
Kingfisher PLC	52,400	247,072
Common Stocks - continued
	Shares	Value
United Kingdom - continued
Lloyds Banking Group PLC (a)	709,400	$ 356,123
Meggitt PLC	96,600	640,493
Michael Page International PLC	84,200	567,980
Next PLC	13,800	656,060
Old Mutual PLC	186,112	446,472
Persimmon PLC	39,500	402,947
Prudential PLC	43,058	527,780
Reckitt Benckiser Group PLC	19,000	1,106,191
Rolls-Royce Group PLC	55,961	747,988
Royal Dutch Shell PLC Class A (United Kingdom)	77,894	2,778,506
SABMiller PLC	21,600	907,501
Standard Chartered PLC (United Kingdom)	47,825	1,169,029
SuperGroup PLC (a)	52,200	294,676
Taylor Wimpey PLC	746,600	608,933
Ted Baker PLC	33,600	493,689
Tesco PLC	127,600	657,256
Tullow Oil PLC	22,800	567,682
Vodafone Group PLC	364,400	1,008,769
Xstrata PLC	51,800	990,002
TOTAL UNITED KINGDOM		30,417,348
United States of America - 29.7%
3D Systems Corp. (a)	6,000	176,940
Active Network, Inc.	35,000	588,000
Advance Auto Parts, Inc.	1,000	91,800
Airgas, Inc.	4,000	366,560
Alexion Pharmaceuticals, Inc. (a)	8,000	722,560
Allergan, Inc.	4,000	384,000
Altria Group, Inc.	20,000	644,200
Amazon.com, Inc. (a)	4,000	927,600
American International Group, Inc. (a)	39,000	1,327,170
American Tower Corp.	43,000	2,819,940
Amgen, Inc.	25,000	1,777,750
Apple, Inc. (a)	9,600	5,608,704
AutoZone, Inc. (a)	3,500	1,386,560
BB&T Corp.	54,000	1,730,160
Beam, Inc.	23,100	1,311,618
Bed Bath & Beyond, Inc. (a)	3,000	211,170
Biogen Idec, Inc. (a)	25,700	3,444,057
Cabela's, Inc. Class A (a)	48,000	1,814,880
Cirrus Logic, Inc. (a)	19,400	531,172
Citrix Systems, Inc. (a)	113,400	9,708,174
Common Stocks - continued
	Shares	Value
United States of America - continued
Comcast Corp. Class A	34,000	$ 1,031,220
Concur Technologies, Inc. (a)	1,000	56,560
Continental Resources, Inc. (a)	6,000	535,500
Cray, Inc. (a)	7,000	78,050
Cummins, Inc.	2,400	277,992
Dick's Sporting Goods, Inc.	1,000	50,600
Discover Financial Services	6,000	203,400
Discovery Communications, Inc. (a)	20,000	1,088,400
Dollar General Corp. (a)	28,000	1,328,880
Drew Industries, Inc. (a)	3,000	89,340
Dunkin' Brands Group, Inc.	300	9,711
Elizabeth Arden, Inc. (a)	17,100	666,558
EOG Resources, Inc.	3,000	329,430
Equifax, Inc.	16,000	733,120
Estee Lauder Companies, Inc. Class A	84,000	5,489,400
Expedia, Inc.	7,000	298,410
Fair Isaac Corp.	23,000	986,700
Fifth Third Bancorp	372,000	5,293,560
FMC Corp.	5,000	552,250
Foot Locker, Inc.	12,000	367,080
Fusion-io, Inc.	5,000	128,250
G-III Apparel Group Ltd. (a)	69,900	1,876,815
Gilead Sciences, Inc. (a)	19,000	988,190
H.B. Fuller Co.	17,000	559,300
HollyFrontier Corp.	24,000	739,680
Hubbell, Inc. Class B	5,000	401,200
IBM Corp.	15,000	3,106,200
Intuit, Inc.	125,000	7,246,250
J.B. Hunt Transport Services, Inc.	34,000	1,881,220
JCPenney Co., Inc.	16,000	576,960
Kansas City Southern	47,000	3,619,940
Las Vegas Sands Corp.	29,000	1,609,210
Limited Brands, Inc.	6,000	298,200
Lincoln National Corp.	13,000	322,010
Lithia Motors, Inc. Class A (sub. vtg.)	17,000	456,110
Lorillard, Inc.	10,500	1,420,545
lululemon athletica, Inc. (a)	1,900	140,866
Mako Surgical Corp. (a)	7,000	289,170
Manitowoc Co., Inc.	50,300	696,655
Marathon Petroleum Corp.	43,000	1,789,230
Marten Transport Ltd.	10,400	219,128
MasterCard, Inc. Class A	18,100	8,186,087
Common Stocks - continued
	Shares	Value
United States of America - continued
Mead Johnson Nutrition Co. Class A	3,200	$ 273,792
Medivation, Inc. (a)	9,000	727,920
Merrimack Pharmaceuticals, Inc.	9,100	71,890
Michael Kors Holdings Ltd.	30,500	1,392,935
MICROS Systems, Inc. (a)	2,000	113,660
Microsoft Corp.	97,000	3,105,940
Monster Beverage Corp. (a)	4,000	259,840
Morgan Stanley	18,400	317,952
National Oilwell Varco, Inc.	4,000	303,040
NIKE, Inc. Class B	19,000	2,125,530
Noble Energy, Inc.	27,900	2,771,028
O'Reilly Automotive, Inc. (a)	10,000	1,054,600
Perrigo Co.	6,500	681,850
PetSmart, Inc.	3,000	174,780
Pioneer Natural Resources Co.	37,100	4,296,922
Prestige Brands Holdings, Inc. (a)	83,000	1,410,170
Priceline.com, Inc. (a)	1,400	1,065,148
PulteGroup, Inc. (a)	9,400	92,496
Raymond James Financial, Inc.	19,000	695,780
Robert Half International, Inc.	6,000	178,800
Saba Software, Inc. (a)	9,600	93,312
salesforce.com, Inc. (a)	25,100	3,908,823
Sempra Energy	46,000	2,978,040
Starbucks Corp.	5,000	286,900
Stratasys, Inc. (a)	1,000	51,210
SVB Financial Group (a)	14,000	897,260
The Coca-Cola Co.	3,000	228,960
TIBCO Software, Inc. (a)	21,000	690,900
Timken Co.	12,000	678,120
TJX Companies, Inc.	130,000	5,422,300
Tractor Supply Co.	2,000	196,820
U.S. Bancorp	20,000	643,400
Under Armour, Inc. Class A (sub. vtg.) (a)	5,000	489,650
Union Pacific Corp.	14,800	1,664,112
United Rentals, Inc. (a)(e)	36,000	1,680,480
UnitedHealth Group, Inc.	88,800	4,986,120
Valmont Industries, Inc.	10,000	1,239,300
Vertex Pharmaceuticals, Inc. (a)	11,000	423,280
Visa, Inc. Class A	2,800	344,344
W.R. Grace & Co. (a)	28,800	1,716,768
Weight Watchers International, Inc.	2,000	151,920
Wells Fargo & Co.	225,000	7,521,750
Common Stocks - continued
	Shares	Value
United States of America - continued
WESCO International, Inc. (a)	43,000	$ 2,854,770
Williams Companies, Inc.	78,000	2,654,340
Wyndham Worldwide Corp.	39,000	1,963,260
Yum! Brands, Inc.	32,900	2,392,817
TOTAL UNITED STATES OF AMERICA		158,863,421
TOTAL COMMON STOCKS (Cost $248,762,409)		287,553,175
Nonconvertible Preferred Stocks - 0.3%

Germany - 0.3%
Hugo Boss AG (non-vtg.)	3,200	357,151
ProSiebenSat.1 Media AG	23,800	604,294
Volkswagen AG	4,200	795,630
TOTAL GERMANY		1,757,075
United Kingdom - 0.0%
Rolls-Royce Group PLC Class C	5,931,866	9,628
TOTAL NONCONVERTIBLE PREFERRED STOCKS (Cost $1,100,706)		1,766,703
Nonconvertible Bonds - 13.9%
		Principal Amount (d)
Australia - 0.4%
Fairfax Media Group Finance Pty Ltd. 6.25% 6/15/12	EUR	250,000	330,950
Optus Finance Pty Ltd. 3.5% 9/15/20	EUR	200,000	281,396
Rio Tinto Finance Ltd. (United States) 9% 5/1/19		250,000	342,773
Westpac Banking Corp. 4.875% 11/19/19		600,000	652,314
WT Finance (Aust) Pty Ltd./Westfield Europe Finance PLC/WEA Finance 3.625% 6/27/12	EUR	400,000	530,632
TOTAL AUSTRALIA			2,138,065
Bailiwick of Jersey - 0.1%
Gatwick Funding Ltd. 5.75% 1/23/37	GBP	350,000	554,854
Belgium - 0.0%
Fortis Banque SA 4.625% (Reg. S) (g)(h)	EUR	200,000	191,819
Brazil - 0.0%
Votorantim Cimentos SA 7.25% 4/5/41 (Reg. S)		200,000	203,500
Nonconvertible Bonds - continued
		Principal Amount (d)	Value
British Virgin Islands - 0.2%
CLP Power Hong Kong Financing Ltd. 4.75% 7/12/21		$ 400,000	$ 429,607
CNOOC Finance 2011 Ltd. 4.25% 1/26/21		400,000	416,986
TOTAL BRITISH VIRGIN ISLANDS			846,593
Canada - 0.1%
The Toronto Dominion Bank 2.375% 10/19/16		250,000	257,589
Xstrata Finance Canada Ltd. 5.25% 6/13/17	EUR	150,000	220,672
TOTAL CANADA			478,261
Cayman Islands - 0.3%
Bishopgate Asset Finance Ltd. 4.808% 8/14/44	GBP	194,398	292,688
Hutchison Whampoa International 09 Ltd. 7.625% 4/9/19 (Reg. S)		400,000	493,985
IPIC GMTN Ltd.:
5.875% 3/14/21 (Reg S.)	EUR	175,000	248,461
6.875% 3/14/26	GBP	150,000	261,108
Petrobras International Finance Co. Ltd. 6.75% 1/27/41		150,000	180,147
Thames Water Utilities Cayman Finance Ltd. 6.125% 2/4/13	EUR	150,000	205,892
Yorkshire Water Services Finance Ltd. 6.375% 8/19/39	GBP	100,000	199,026
TOTAL CAYMAN ISLANDS			1,881,307
Cyprus - 0.1%
Alfa MTN Issuance Ltd. 8% 3/18/15		300,000	316,050
Denmark - 0.1%
TDC A/S 3.75% 3/2/22	EUR	550,000	753,919
France - 1.0%
Arkema SA 4% 10/25/17	EUR	250,000	347,830
AXA SA 5.25% 4/16/40 (h)	EUR	500,000	538,082
Casino Guichard Perrachon SA 3.994% 3/9/20	EUR	300,000	394,414
Compagnie de St. Gobain 5.625% 11/15/24	GBP	250,000	434,670
Credit Commercial de France 4.875% 1/15/14	EUR	250,000	350,050
Credit Logement SA 2.021% (g)(h)	EUR	250,000	190,266
EDF SA:
4.625% 9/11/24	EUR	150,000	217,179
5.5% 10/17/41	GBP	400,000	639,250
Eutelsat SA 5% 1/14/19	EUR	300,000	442,128
Iliad SA 4.875% 6/1/16	EUR	500,000	677,159
Societe Generale SCF 4% 7/7/16	EUR	450,000	644,563
Veolia Environnement SA 4.625% 3/30/27 (Reg. S)	EUR	300,000	403,572
TOTAL FRANCE			5,279,163
Nonconvertible Bonds - continued
		Principal Amount (d)	Value
Hong Kong - 0.1%
Wharf Finance Ltd. 4.625% 2/8/17		$ 400,000	$ 415,925
India - 0.0%
Export-Import Bank of India 0.6957% 6/7/12 (h)	JPY	20,000,000	250,110
Indonesia - 0.1%
PT Pertamina Persero:
4.875% 5/3/22 (Reg. S)		400,000	398,000
6% 5/3/42 (Reg. S)		400,000	393,000
TOTAL INDONESIA			791,000
Ireland - 0.1%
GE Capital UK Funding 4.375% 7/31/19	GBP	450,000	750,479
Isle of Man - 0.1%
AngloGold Ashanti Holdings PLC 5.375% 4/15/20		300,000	312,822
Italy - 0.4%
Intesa Sanpaolo SpA:
2.8916% 2/24/14 (f)(h)		400,000	389,379
3.75% 11/23/16	EUR	350,000	441,339
4.375% 8/16/16	EUR	500,000	683,780
6.375% 11/12/17 (h)	GBP	150,000	226,422
Unione di Banche Italiane SCPA 4.5% 2/22/16	EUR	200,000	272,080
TOTAL ITALY			2,013,000
Japan - 0.2%
ORIX Corp. 5% 1/12/16		450,000	473,759
Sumitomo Mitsui Banking Corp. 4.85% 3/1/22 (Reg. S)		500,000	511,071
TOTAL JAPAN			984,830
Korea (South) - 0.5%
Export-Import Bank of Korea:
5% 4/11/22		200,000	214,840
5.875% 1/14/15		500,000	544,933
Kookmin Bank 5.875% 6/11/12		200,000	200,770
Korea Electric Power Corp. 5.5% 7/21/14 (Reg. S)		190,000	202,795
Korea Resources Corp. 4.125% 5/19/15		610,000	633,588
National Agricultural Cooperative Federation:
4.25% 1/28/16 (Reg. S)		450,000	470,356
5% 9/30/14 (Reg. S)		200,000	212,036
Shinhan Bank 6% 6/29/12 (Reg. S)		300,000	301,860
TOTAL KOREA (SOUTH)			2,781,178
Nonconvertible Bonds - continued
		Principal Amount (d)	Value
Luxembourg - 0.7%
Gaz Capital SA (Luxembourg):
5.364% 10/31/14	EUR	150,000	$ 210,981
6.58% 10/31/13	GBP	100,000	170,288
Glencore Finance (Europe) SA:
4.125% 4/3/18	EUR	400,000	551,386
5.25% 3/22/17	EUR	250,000	354,944
7.125% 4/23/15	EUR	150,000	222,895
Olivetti Finance NV 7.75% 1/24/33	EUR	300,000	398,935
SB Capital SA:
4.95% 2/7/17 (Reg. S)		550,000	567,206
6.125% 2/7/22 (Reg. S)		500,000	515,750
Tyco Electronics Group SA:
1.6% 2/3/15		200,000	200,761
3.5% 2/3/22		300,000	299,915
TOTAL LUXEMBOURG			3,493,061
Mexico - 0.2%
America Movil SAB de CV:
4.125% 10/25/19	EUR	300,000	432,088
5% 3/30/20		400,000	451,643
TOTAL MEXICO			883,731
Multi-National - 0.5%
European Investment Bank 1.75% 3/15/17		1,000,000	1,009,991
European Union 3.25% 4/4/18	EUR	1,000,000	1,431,804
TOTAL MULTI-NATIONAL			2,441,795
Netherlands - 0.7%
BOATS Investments (Netherlands) BV 11% 3/31/17 pay-in-kind	EUR	447,214	376,427
HIT Finance BV 5.75% 3/9/18	EUR	400,000	556,485
ING Verzekeringen NV 2.692% 6/21/21 (h)	EUR	850,000	1,052,090
Linde Finance BV 3.875% 6/1/21	EUR	500,000	737,633
OI European Group BV 6.875% 3/31/17 (Reg. S)	EUR	200,000	272,703
Rabobank Nederland 4% 1/11/22	EUR	250,000	343,647
Volkswagen International Finance NV 2.375% 3/22/17 (f)		400,000	404,595
TOTAL NETHERLANDS			3,743,580
Norway - 0.5%
DNB Bank ASA 4.5% 5/29/14	EUR	200,000	281,493
Nonconvertible Bonds - continued
		Principal Amount (d)	Value
Norway - continued
Eksportfinans ASA 2% 9/15/15		$ 550,000	$ 495,079
Kommunalbanken A/S 1% 2/9/15 (Reg. S)		2,000,000	2,004,551
TOTAL NORWAY			2,781,123
Qatar - 0.1%
Ras Laffan Liquefied Natural Gas Co. Ltd. III 5.298% 9/30/20 (Reg. S)		545,870	588,885
Russia - 0.1%
RSHB Capital SA 7.5% 3/25/13	RUB	11,000,000	376,017
Singapore - 0.1%
CMT MTN Pte. Ltd. 3.731% 3/21/18 (Reg. S)		400,000	406,121
PSA International Pte Ltd. 4.625% 9/11/19 (Reg. S)		250,000	273,944
TOTAL SINGAPORE			680,065
Spain - 0.3%
Banco Bilbao Vizcaya Argentaria SA 4.25% 3/30/15	EUR	900,000	1,209,220
MAPFRE SA 5.921% 7/24/37 (h)	EUR	150,000	132,347
Santander Finance Preferred SA Unipersonal 7.3% 7/27/19 (h)	GBP	100,000	142,427
Telefonica Emisiones SAU 4.75% 2/7/17	EUR	100,000	134,178
TOTAL SPAIN			1,618,172
Sweden - 0.2%
Svenska Handelsbanken AB 4.375% 10/20/21	EUR	600,000	881,071
United Arab Emirates - 0.1%
National Bank of Abu Dhabi PJSC 3.25% 3/27/17 (Reg. S)		800,000	800,000
United Kingdom - 2.2%
3I Group PLC 5.625% 3/17/17	EUR	150,000	207,973
Abbey National Treasury Services PLC:
3.625% 9/8/16	EUR	400,000	558,228
5.25% 2/16/29	GBP	550,000	919,317
Barclays Bank PLC:
4.25% 1/12/22	GBP	550,000	920,817
6.75% 1/16/23 (h)	GBP	300,000	453,992
BAT International Finance PLC:
7.25% 3/12/24	GBP	100,000	209,073
8.125% 11/15/13		200,000	220,556
Centrica PLC 4.375% 3/13/29	GBP	350,000	560,839
Direct Line Insurance Group 9.25% 4/27/42 (h)	GBP	400,000	650,883
Eastern Power Networks PLC 4.75% 9/30/21 (Reg. S)	GBP	100,000	172,692
Nonconvertible Bonds - continued
		Principal Amount (d)	Value
United Kingdom - continued
EDF Energy Networks EPN PLC 6.5% 11/12/36	GBP	160,000	$ 300,790
Experian Finance PLC 4.75% 11/23/18	GBP	300,000	531,377
First Hydro Finance PLC 9% 7/31/21	GBP	320,000	618,076
Imperial Tobacco Finance:
4.5% 7/5/18	EUR	200,000	289,582
7.25% 9/15/14	EUR	150,000	224,112
Kerling PLC 10.625% 1/28/17 (Reg. S)	EUR	600,000	772,437
Legal & General Group PLC 4% 6/8/25 (h)	EUR	150,000	178,256
Lloyds TSB Bank PLC 4.875% 1/21/16		550,000	571,038
Marks & Spencer PLC:
6.125% 12/2/19	GBP	100,000	178,650
7.125% 12/1/37 (f)		200,000	211,360
Motability Operations Group PLC 3.75% 11/29/17	EUR	300,000	429,070
Old Mutual PLC 7.125% 10/19/16	GBP	200,000	362,430
Royal Bank of Scotland PLC 5.125% 1/13/24	GBP	500,000	856,499
Severn Trent Utilities Finance PLC 6.25% 6/7/29	GBP	300,000	594,089
Tesco PLC 5.875% 9/12/16	EUR	100,000	154,898
UBS AG London Branch 6.25% 9/3/13	EUR	100,000	140,588
Wales & West Utilities Finance PLC 6.75% 12/17/36 (h)	GBP	150,000	275,582
Western Power Distribution PLC 5.75% 3/23/40	GBP	150,000	264,409
TOTAL UNITED KINGDOM			11,827,613
United States of America - 4.4%
Air Products & Chemicals, Inc. 3% 11/3/21		450,000	463,037
Altria Group, Inc. 9.25% 8/6/19		600,000	818,332
American International Group, Inc. 6.765% 11/15/17 (Reg. S)	GBP	200,000	351,784
American Tower Corp. 4.7% 3/15/22		450,000	461,665
Aristotle Holding, Inc.:
2.1% 2/12/15 (f)		480,000	487,164
2.65% 2/15/17 (f)		550,000	559,762
3.9% 2/15/22 (f)		1,110,000	1,141,543
AT&T, Inc. 5.55% 8/15/41		300,000	342,036
Chrysler Group LLC/CG Co-Issuer, Inc. 8% 6/15/19		500,000	517,500
Citigroup, Inc. 4.25% 2/25/30 (h)	EUR	600,000	601,667
Comcast Corp. 6.55% 7/1/39		350,000	433,306
Credit Suisse New York Branch 5% 5/15/13		400,000	415,164
DIRECTV Holdings LLC/DIRECTV Financing, Inc. 5.15% 3/15/42 (f)		200,000	195,304
Enbridge Energy Partners LP 5.2% 3/15/20		250,000	282,240
Federated Retail Holdings, Inc. 6.375% 3/15/37		300,000	351,700
Frontier Oil Corp. 6.875% 11/15/18		250,000	261,250
Nonconvertible Bonds - continued
		Principal Amount (d)	Value
United States of America - continued
General Electric Capital Corp. 4.65% 10/17/21		$ 250,000	$ 271,649
General Electric Co. 5.25% 12/6/17		550,000	641,702
Glencore Funding LLC 6% 4/15/14 (Reg. S)		309,000	327,091
Goldman Sachs Group, Inc.:
3.625% 2/7/16		150,000	150,776
5.75% 1/24/22		550,000	573,965
JPMorgan Chase & Co.:
4.25% 10/15/20		1,020,000	1,067,692
4.35% 8/15/21		500,000	523,192
Liberty Mutual Group, Inc. 5.75% 3/15/14 (f)		250,000	265,843
Marsh & McLennan Companies, Inc. 4.8% 7/15/21		500,000	548,644
Metropolitan Life Global Funding I 4.625% 5/16/17	EUR	900,000	1,298,389
NBCUniversal Media LLC 4.375% 4/1/21		500,000	544,699
Phillips 66:
4.3% 4/1/22 (f)		250,000	260,584
5.875% 5/1/42 (f)		150,000	158,254
Plains All American Pipeline LP/PAA Finance Corp. 8.75% 5/1/19		100,000	131,921
PPL Energy Supply LLC 6.5% 5/1/18		160,000	183,740
Praxair, Inc. 2.45% 2/15/22		950,000	936,685
Procter & Gamble Co. 1.45% 8/15/16		350,000	356,349
Qwest Corp. 6.75% 12/1/21		650,000	731,826
Roche Holdings, Inc. 6% 3/1/19 (f)		150,000	186,346
SABMiller Holdings, Inc.:
2.45% 1/15/17 (f)		400,000	409,551
3.75% 1/15/22 (f)		200,000	207,867
4.95% 1/15/42 (f)		300,000	318,559
Southeast Supply Header LLC 4.85% 8/15/14 (f)		300,000	317,380
State Street Corp. 4.375% 3/7/21		500,000	562,011
Time Warner Cable, Inc.:
4% 9/1/21		450,000	466,921
4.125% 2/15/21		500,000	525,636
U.S. Bancorp 2.2% 11/15/16		600,000	617,587
US Bank NA 0% 2/28/17 (h)	EUR	850,000	1,038,025
Ventas Realty LP 4.25% 3/1/22		225,000	222,789
Verizon Communications, Inc.:
3.5% 11/1/21		400,000	418,338
4.75% 11/1/41		250,000	261,956
Wal-Mart Stores, Inc. 5.625% 4/15/41		500,000	609,383
Nonconvertible Bonds - continued
		Principal Amount (d)	Value
United States of America - continued
Wells Fargo & Co. 3.676% 6/15/16		$ 450,000	$ 482,687
Xerox Corp. 2.95% 3/15/17		150,000	153,100
TOTAL UNITED STATES OF AMERICA			23,454,591
TOTAL NONCONVERTIBLE BONDS (Cost $71,608,489)			74,512,579
Government Obligations - 21.9%

Canada - 0.7%
Canadian Government:
3.25% 6/1/21	CAD	1,950,000	2,169,885
5.25% 6/1/12	CAD	1,350,000	1,371,472
TOTAL CANADA			3,541,357
Czech Republic - 0.4%
Czech Republic 3.85% 9/29/21	CZK	38,400,000	2,112,248
Germany - 3.7%
German Federal Republic:
1.25% 10/14/16	EUR	1,600,000	2,186,494
3.25% 7/4/21	EUR	5,250,000	8,004,751
4% 1/4/18	EUR	1,200,000	1,869,330
4.75% 7/4/40	EUR	3,000,000	5,874,896
5.5% 1/4/31	EUR	200,000	386,815
5.625% 1/4/28	EUR	910,000	1,725,546
TOTAL GERMANY			20,047,832
Italy - 2.2%
Italian Republic 4.75% 9/1/21	EUR	9,250,000	11,716,159
Japan - 13.3%
Japan Government:
0.2% 7/15/12	JPY	840,000,000	10,523,385
1.1% 12/20/12	JPY	18,700,000	235,706
1.3% 3/20/15	JPY	740,000,000	9,579,735
1.3% 6/20/20	JPY	1,376,000,000	18,105,133
1.7% 12/20/16	JPY	345,000,000	4,612,106
1.7% 9/20/17	JPY	511,000,000	6,876,421
1.9% 6/20/16	JPY	469,250,000	6,285,605
Government Obligations - continued
		Principal Amount (d)	Value
Japan - continued
Japan Government: - continued
1.9% 3/20/29	JPY	966,500,000	$ 12,724,787
2% 9/20/40	JPY	181,000,000	2,327,472
TOTAL JAPAN			71,270,350
Spain - 0.3%
Spanish Kingdom 5.5% 4/30/21	EUR	1,400,000	1,821,517
United Kingdom - 0.1%
UK Treasury Indexed-Linked GILT 0.125% 3/22/29	GBP	404,072	675,377
United States of America - 1.2%
U.S. Treasury Bonds 3.125% 11/15/41		2,050,000	2,053,202
U.S. Treasury Notes:
1% 3/31/17		1,500,000	1,514,766
2% 2/15/22		2,800,000	2,819,250
TOTAL UNITED STATES OF AMERICA			6,387,218
TOTAL GOVERNMENT OBLIGATIONS (Cost $107,654,061)			117,572,058
Asset-Backed Securities - 0.1%

Clock Finance BV Series 2007-1 Class B2, 1.234% 2/25/15 (h)	EUR	100,000	125,221
Tesco Property Finance 2 PLC 6.0517% 10/13/39	GBP	242,723	428,678
TOTAL ASSET-BACKED SECURITIES (Cost $532,249)			553,899
Collateralized Mortgage Obligations - 0.4%

Private Sponsor - 0.4%
Arkle Master Issuer PLC Series 2010-2X Class 1A1, 1.8951% 5/17/60 (h)		300,000	301,116
Fosse Master Issuer PLC Series 2011-1 Class A3, 2.4896% 10/18/54 (h)	GBP	300,000	487,948
Granite Master Issuer PLC Series 2005-1 Class A5, 0.588% 12/20/54 (h)	EUR	209,320	267,205
Holmes Master Issuer PLC Series 2010-1X Class A2, 1.8667% 10/15/54 (h)		400,000	402,113
Collateralized Mortgage Obligations - continued
		Principal Amount (d)	Value
Private Sponsor - continued
Storm BV:
Series 2010-1 Class A2, 1.832% 3/22/52 (h)	EUR	500,000	$ 660,849
Series 2011-4 Class A1, 2.395% 10/22/53 (h)	EUR	189,206	249,936
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $2,379,464)			2,369,167
Commercial Mortgage Securities - 0.2%

France - 0.0%
FCC Proudreed Properties Class A, 1.271% 8/18/17 (h)	EUR	149,008	172,965
Ireland - 0.1%
German Residential Asset Note Distributor PLC Series 1 Class A, 0.981% 7/20/16 (h)	EUR	153,436	186,869
Netherlands - 0.0%
Skyline BV Series 2007-1 Class D, 1.547% 7/22/43 (h)	EUR	100,000	118,469
United Kingdom - 0.1%
Eddystone Finance PLC Series 2006-1 Class A2, 1.2231% 4/19/21 (h)	GBP	150,000	215,467
London & Regional Debt Securitisation No. 1 PLC Series 1 Class A, 1.2275% 10/15/14 (h)	GBP	100,000	150,936
REC Plantation Place Ltd. Series 5 Class A, 1.2431% 7/25/16 (Reg. S) (h)	GBP	95,612	148,980
TOTAL UNITED KINGDOM			515,383
TOTAL COMMERCIAL MORTGAGE SECURITIES (Cost $1,060,274)			993,686
Fixed-Income Funds - 5.2%
	Shares
Fidelity Emerging Markets Debt Central Fund (i)	1,519,315	16,043,962
Fidelity High Income Central Fund 1 (i)	117,882	11,735,112
TOTAL FIXED-INCOME FUNDS (Cost $26,485,110)		27,779,074
Preferred Securities - 0.1%
	Principal Amount (d)	Value
United Kingdom - 0.1%
Barclays Bank PLC 4.875% (g)(h) (Cost $368,999)	$ 350,000	$ 302,596
Money Market Funds - 4.8%
	Shares
Fidelity Cash Central Fund, 0.14% (b)	20,379,743	20,379,743
Fidelity Securities Lending Cash Central Fund, 0.14% (b)(c)	5,223,655	5,223,655
TOTAL MONEY MARKET FUNDS (Cost $25,603,398)		25,603,398
TOTAL INVESTMENT PORTFOLIO - 100.6% (Cost $485,555,159)		539,006,335
NET OTHER ASSETS (LIABILITIES) - (0.6)%		(3,391,477)
NET ASSETS - 100%		$ 535,614,858
Currency Abbreviations
CAD	-	Canadian dollar
CZK	-	Czech koruna
EUR	-	European Monetary Unit
GBP	-	British pound
JPY	-	Japanese yen
RUB	-	Russian ruble
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Principal amount is stated in United States dollars unless otherwise noted.
(e) Security or a portion of the security is on loan at period end.

(f) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $5,513,491 or 1.0% of net assets.

(g) Security is perpetual in nature with no stated maturity date.
(h) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

(i) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. A complete unaudited schedule of portfolio holdings for each Fidelity Central Fund is filed with the SEC for the first and third quarters of each fiscal year on Form N-Q and is available upon request or at the SEC's web site at www.sec.gov. An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro rata share of securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at fidelity.com and/or advisor.fidelity.com, as applicable. In addition, each Fidelity Central Fund's financial statements are available on the SEC's web site or upon request.

Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 8,875
Fidelity Emerging Markets Debt Central Fund	742,536
Fidelity High Income Central Fund 1	352,203
Fidelity Securities Lending Cash Central Fund	12,969
Total	$ 1,116,583
Additional information regarding the Fund's fiscal year to date purchases and sales, including the ownership percentage, of the non Money Market Central Funds is as follows:
Fund	Value, beginning of period	Purchases	Sales Proceeds	Value, end of period	% ownership, end of period
Fidelity Emerging Markets Debt Central Fund	$ 26,242,783	$ 843,746	$ 12,014,038	$ 16,043,962	14.1%
Fidelity Emerging Markets Equity Central Fund	12,104,910	-	11,787,976	-	0.0%
Fidelity High Income Central Fund 1	6,226,123	6,348,579	1,201,625	11,735,112	2.2%
Total	$ 44,573,816	$ 7,192,325	$ 25,003,639	$ 27,779,074
Other Information
Categorizations in the Schedule of Investments are based on country or territory of incorporation.

The following is a summary of the inputs used, as of April 30, 2012, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 52,474,636	$ 45,818,652	$ 6,655,984	$ -
Consumer Staples	30,214,920	25,143,753	5,071,167	-
Energy	23,066,390	18,612,886	4,453,504	-
Financials	49,500,205	38,294,884	11,205,321	-
Health Care	26,618,315	20,236,875	6,381,440	-
Industrials	30,542,017	25,064,523	5,477,494	-
Information Technology	53,242,571	50,338,354	2,904,217	-
Materials	16,975,437	12,353,651	4,621,786	-
Telecommunication Services	3,635,681	1,719,564	1,916,117	-
Utilities	3,049,706	3,049,706	-	-
Corporate Bonds	74,512,579	-	74,512,579	-
Government Obligations	117,572,058	-	117,572,058	-
Asset-Backed Securities	553,899	-	553,899	-
Collateralized Mortgage Obligations	2,369,167	-	2,369,167	-
Commercial Mortgage Securities	993,686	-	993,686	-
Fixed-Income Funds	27,779,074	27,779,074	-	-
Preferred Securities	302,596	-	302,596	-
Money Market Funds	25,603,398	25,603,398	-	-
Total Investments in Securities:	$ 539,006,335	$ 294,015,320	$ 244,991,015	$ -
The composition of credit quality ratings as a percentage of net assets is as follows (Unaudited):
U.S. Government and U.S. Government Agency Obligations	1.2%
AAA,AA,A	29.4%
BBB	5.8%
BB	1.7%
B	2.4%
CCC,CC,C	0.3%
Not Rated	0.8%
Equities	54.0%
Short-Term Investments and Net Other Assets	4.4%
100.0%

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

The information in the above table is based on the combined investments of the Fund and its pro-rata share of its investments in each non-money market Fidelity Central Fund.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

	April 30, 2012 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $4,904,277) - See accompanying schedule: Unaffiliated issuers (cost $433,466,651)	$ 485,623,863
Fidelity Central Funds (cost $52,088,508)	53,382,472
Total Investments (cost $485,555,159)		$ 539,006,335
Cash		14,779
Foreign currency held at value (cost $45,596)		45,644
Receivable for investments sold Regular delivery		9,217,772
Delayed delivery		164,739
Receivable for fund shares sold		903,922
Dividends receivable		780,075
Interest receivable		1,908,107
Distributions receivable from Fidelity Central Funds		11,410
Prepaid expenses		521
Other receivables		18,073
Total assets		552,071,377

Liabilities
Payable for investments purchased Regular delivery	$ 9,570,471
Delayed delivery	164,376
Payable for fund shares redeemed	961,491
Accrued management fee	312,072
Distribution and service plan fees payable	23,375
Other affiliated payables	116,477
Other payables and accrued expenses	84,602
Collateral on securities loaned, at value	5,223,655
Total liabilities		16,456,519

Net Assets		$ 535,614,858
Net Assets consist of:
Paid in capital		$ 483,492,084
Undistributed net investment income		3,189,451
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(4,446,048)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		53,379,371
Net Assets		$ 535,614,858

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Assets and Liabilities - continued

April 30, 2012 (Unaudited)

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($24,422,604 ÷ 1,059,957 shares)	$ 23.04

Maximum offering price per share (100/94.25 of $23.04)	$ 24.45
Class T: Net Asset Value and redemption price per share ($13,483,290 ÷ 587,620 shares)	$ 22.95

Maximum offering price per share (100/96.50 of $22.95)	$ 23.78
Class B: Net Asset Value and offering price per share ($2,494,864 ÷ 108,940 shares)A	$ 22.90

Class C: Net Asset Value and offering price per share ($13,250,179 ÷ 581,772 shares)A	$ 22.78

Global Balanced: Net Asset Value, offering price and redemption price per share ($479,952,795 ÷ 20,711,526 shares)	$ 23.17

Institutional Class: Net Asset Value, offering price and redemption price per share ($2,011,126 ÷ 86,943 shares)	$ 23.13

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Operations

Six months ended April 30, 2012 (Unaudited)

Investment Income
Dividends		$ 2,661,528
Interest		3,016,445
Income from Fidelity Central Funds		1,116,583
Income before foreign taxes withheld		6,794,556
Less foreign taxes withheld		(128,837)
Total income		6,665,719

Expenses
Management fee	$ 1,883,464
Transfer agent fees	571,123
Distribution and service plan fees	127,694
Accounting and security lending fees	136,239
Custodian fees and expenses	88,857
Independent trustees' compensation	990
Registration fees	84,376
Audit	44,741
Legal	1,239
Miscellaneous	2,548
Total expenses before reductions	2,941,271
Expense reductions	(31,871)	2,909,400
Net investment income (loss)		3,756,319
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	12,033,625
Fidelity Central Funds	3,602,106
Foreign currency transactions	(74,804)
Capital gain distributions from Fidelity Central Funds	101,156
Total net realized gain (loss)		15,662,083
Change in net unrealized appreciation (depreciation) on: Investment securities	10,860,831
Assets and liabilities in foreign currencies	44,121
Total change in net unrealized appreciation (depreciation)		10,904,952
Net gain (loss)		26,567,035
Net increase (decrease) in net assets resulting from operations		$ 30,323,354

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Changes in Net Assets

	Six months ended April 30, 2012 (Unaudited)	Year ended October 31, 2011
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 3,756,319	$ 7,224,068
Net realized gain (loss)	15,662,083	39,788,338
Change in net unrealized appreciation (depreciation)	10,904,952	(35,693,976)
Net increase (decrease) in net assets resulting from operations	30,323,354	11,318,430
Distributions to shareholders from net investment income	(5,592,973)	(5,506,342)
Distributions to shareholders from net realized gain	(2,173,830)	(2,817,435)
Total distributions	(7,766,803)	(8,323,777)
Share transactions - net increase (decrease)	(52,025,346)	(4,897,733)
Redemption fees	4,138	19,178
Total increase (decrease) in net assets	(29,464,657)	(1,883,902)

Net Assets
Beginning of period	565,079,515	566,963,417
End of period (including undistributed net investment income of $3,189,451 and undistributed net investment income of $5,026,105, respectively)	$ 535,614,858	$ 565,079,515

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class A

	Six months ended April 30, 2012	Years ended October 31,
	(Unaudited)	2011	2010	2009 H
Selected Per-Share Data
Net asset value, beginning of period	$ 22.05	$ 21.88	$ 19.59	$ 15.08
Income from Investment Operations
Net investment income (loss) E	.13	.22	.17	.12
Net realized and unrealized gain (loss)	1.14	.22	2.43	4.39
Total from investment operations	1.27	.44	2.60	4.51
Distributions from net investment income	(.19)	(.17)	(.23)	-
Distributions from net realized gain	(.09)	(.11)	(.08)	-
Total distributions	(.28)	(.27) K	(.31)	-
Redemption fees added to paid in capital E, J	-	-	-	-
Net asset value, end of period	$ 23.04	$ 22.05	$ 21.88	$ 19.59
Total Return B, C, D	5.86%	2.04%	13.40%	29.91%
Ratios to Average Net Assets F, I
Expenses before reductions	1.36% A	1.37%	1.43%	1.47% A
Expenses net of fee waivers, if any	1.36% A	1.37%	1.43%	1.47% A
Expenses net of all reductions	1.34% A	1.35%	1.41%	1.46% A
Net investment income (loss)	1.16% A	.98%	.83%	.88% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 24,423	$ 20,831	$ 11,096	$ 2,912
Portfolio turnover rate G	156% A	197%	178%	252%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H For the period February 19, 2009 (commencement of sale of shares) to October 31, 2009.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

J Amount represents less than $.01 per share.

K Total distributions of $.27 per share is comprised of distributions from net investment income of $.167 and distributions from net realized gain of $.107 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class T

	Six months ended April 30, 2012	Years ended October 31,
	(Unaudited)	2011	2010	2009 H
Selected Per-Share Data
Net asset value, beginning of period	$ 21.96	$ 21.81	$ 19.56	$ 15.08
Income from Investment Operations
Net investment income (loss) E	.10	.17	.13	.11
Net realized and unrealized gain (loss)	1.15	.22	2.42	4.37
Total from investment operations	1.25	.39	2.55	4.48
Distributions from net investment income	(.17)	(.13)	(.23)	-
Distributions from net realized gain	(.09)	(.11)	(.08)	-
Total distributions	(.26)	(.24)	(.30) K	-
Redemption fees added to paid in capital E, J	-	-	-	-
Net asset value, end of period	$ 22.95	$ 21.96	$ 21.81	$ 19.56
Total Return B, C, D	5.76%	1.80%	13.17%	29.71%
Ratios to Average Net Assets F, I
Expenses before reductions	1.59% A	1.59%	1.62%	1.69% A
Expenses net of fee waivers, if any	1.59% A	1.59%	1.62%	1.69% A
Expenses net of all reductions	1.58% A	1.58%	1.60%	1.68% A
Net investment income (loss)	.92% A	.75%	.64%	.88% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 13,483	$ 10,357	$ 5,345	$ 981
Portfolio turnover rate G	156% A	197%	178%	252%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H For the period February 19, 2009 (commencement of sale of shares) to October 31, 2009.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

J Amount represents less than $.01 per share.

K Total distributions of $.30 per share is comprised of distributions from net investment income of $.226 and distributions from net realized gain of $.075 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class B

	Six months ended April 30, 2012	Years ended October 31,
	(Unaudited)	2011	2010	2009 H
Selected Per-Share Data
Net asset value, beginning of period	$ 21.80	$ 21.68	$ 19.48	$ 15.08
Income from Investment Operations
Net investment income (loss) E	.04	.04	.02	.05
Net realized and unrealized gain (loss)	1.14	.23	2.41	4.35
Total from investment operations	1.18	.27	2.43	4.40
Distributions from net investment income	-	(.04)	(.16)	-
Distributions from net realized gain	(.08)	(.11)	(.08)	-
Total distributions	(.08)	(.15)	(.23) K	-
Redemption fees added to paid in capital E, J	-	-	-	-
Net asset value, end of period	$ 22.90	$ 21.80	$ 21.68	$ 19.48
Total Return B, C, D	5.45%	1.24%	12.58%	29.18%
Ratios to Average Net Assets F, I
Expenses before reductions	2.14% A	2.15%	2.18%	2.21% A
Expenses net of fee waivers, if any	2.14% A	2.15%	2.18%	2.21% A
Expenses net of all reductions	2.13% A	2.13%	2.16%	2.20% A
Net investment income (loss)	.37% A	.20%	.08%	.39% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 2,495	$ 2,392	$ 2,199	$ 526
Portfolio turnover rate G	156% A	197%	178%	252%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H For the period February 19, 2009 (commencement of sale of shares) to October 31, 2009.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

J Amount represents less than $.01 per share.

K Total distributions of $.23 per share is comprised of distributions from net investment income of $.158 and distributions from net realized gain of $.075 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class C

	Six months ended April 30, 2012	Years ended October 31,
	(Unaudited)	2011	2010	2009 H
Selected Per-Share Data
Net asset value, beginning of period	$ 21.73	$ 21.65	$ 19.49	$ 15.08
Income from Investment Operations
Net investment income (loss) E	.04	.05	.03	.05
Net realized and unrealized gain (loss)	1.15	.22	2.40	4.36
Total from investment operations	1.19	.27	2.43	4.41
Distributions from net investment income	(.05)	(.08)	(.20)	-
Distributions from net realized gain	(.09)	(.11)	(.08)	-
Total distributions	(.14)	(.19)	(.27) K	-
Redemption fees added to paid in capital E, J	-	-	-	-
Net asset value, end of period	$ 22.78	$ 21.73	$ 21.65	$ 19.49
Total Return B, C, D	5.50%	1.24%	12.58%	29.24%
Ratios to Average Net Assets F, I
Expenses before reductions	2.14% A	2.13%	2.12%	2.20% A
Expenses net of fee waivers, if any	2.14% A	2.13%	2.12%	2.20% A
Expenses net of all reductions	2.13% A	2.11%	2.10%	2.19% A
Net investment income (loss)	.37% A	.21%	.14%	.36% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 13,250	$ 9,598	$ 5,463	$ 827
Portfolio turnover rate G	156% A	197%	178%	252%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H For the period February 19, 2009 (commencement of sale of shares) to October 31, 2009.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

J Amount represents less than $.01 per share.

K Total distributions of $.27 per share is comprised of distributions from net investment income of $.196 and distributions from net realized gain of $.075 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Global Balanced

	Six months ended April 30, 2012	Years ended October 31,
	(Unaudited)	2011	2010	2009	2008	2007
Selected Per-Share Data
Net asset value, beginning of period	$ 22.18	$ 21.99	$ 19.62	$ 16.94	$ 25.40	$ 23.08
Income from Investment Operations
Net investment income (loss) D	.16	.29	.24	.28	.40	.35
Net realized and unrealized gain (loss)	1.16	.22	2.43	2.95	(6.70)	4.27
Total from investment operations	1.32	.51	2.67	3.23	(6.30)	4.62
Distributions from net investment income	(.24)	(.21)	(.23)	(.38)	(.33)	(.20)
Distributions from net realized gain	(.09)	(.11)	(.08)	(.17)	(1.83)	(2.10)
Total distributions	(.33)	(.32)	(.30) I	(.55)	(2.16)	(2.30)
Redemption fees added to paid in capital D, H	-	-	-	-	-	-
Net asset value, end of period	$ 23.17	$ 22.18	$ 21.99	$ 19.62	$ 16.94	$ 25.40
Total Return B, C	6.05%	2.34%	13.76%	19.86%	(26.96)%	21.83%
Ratios to Average Net Assets E, G
Expenses before reductions	1.05% A	1.05%	1.11%	1.24%	1.13%	1.14%
Expenses net of fee waivers, if any	1.05% A	1.05%	1.10%	1.23%	1.13%	1.14%
Expenses net of all reductions	1.04% A	1.04%	1.08%	1.21%	1.11%	1.12%
Net investment income (loss)	1.47% A	1.29%	1.16%	1.61%	1.88%	1.55%
Supplemental Data
Net assets, end of period (000 omitted)	$ 479,953	$ 520,753	$ 542,319	$ 419,747	$ 345,279	$ 371,262
Portfolio turnover rate F	156% A	197%	178%	252%	264%	169%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

H Amount represents less than $.01 per share.

I Total distributions of $.30 per share is comprised of distributions from net investment income of $.229 and distributions from net realized gain of $.075 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Institutional Class

	Six months ended April 30, 2012	Years ended October 31,
	(Unaudited)	2011	2010	2009 G
Selected Per-Share Data
Net asset value, beginning of period	$ 22.16	$ 21.99	$ 19.64	$ 15.08
Income from Investment Operations
Net investment income (loss) D	.16	.28	.23	.21
Net realized and unrealized gain (loss)	1.15	.21	2.44	4.35
Total from investment operations	1.31	.49	2.67	4.56
Distributions from net investment income	(.25)	(.21)	(.25)	-
Distributions from net realized gain	(.09)	(.11)	(.08)	-
Total distributions	(.34)	(.32)	(.32) J	-
Redemption fees added to paid in capital D, I	-	-	-	-
Net asset value, end of period	$ 23.13	$ 22.16	$ 21.99	$ 19.64
Total Return B, C	6.03%	2.25%	13.75%	30.24%
Ratios to Average Net Assets E, H
Expenses before reductions	1.06% A	1.11%	1.14%	1.12% A
Expenses net of fee waivers, if any	1.06% A	1.11%	1.14%	1.12% A
Expenses net of all reductions	1.05% A	1.10%	1.12%	1.10% A
Net investment income (loss)	1.45% A	1.23%	1.12%	1.70% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 2,011	$ 1,149	$ 541	$ 140
Portfolio turnover rate F	156% A	197%	178%	252%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G For the period February 19, 2009 (commencement of sale of shares) to October 31, 2009.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

I Amount represents less than $.01 per share.

J Total distributions of $.32 per share is comprised of distributions from net investment income of $.248 and distributions from net realized gain of $.075 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended April 30, 2012 (Unaudited)

1. Organization.

Fidelity® Global Balanced Fund (the Fund) is a fund of Fidelity Charles Street Trust (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class T, Class C, Global Balanced and Institutional Class shares, each of which, along with Class B shares, has equal rights as to assets and voting privileges. Effective after the close of business on September 1, 2010, Class B shares were closed to new accounts and additional purchases, except for exchanges and reinvestments. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase. Investment income, realized and unrealized capital gains and losses, the common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions may also differ by class.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies available only to other investment companies and accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the Fund. These strategies are consistent with the investment objectives of the Fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the Fund. The Money Market Central Funds

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Notes to Financial Statements (Unaudited) - continued

2. Investments in Fidelity Central Funds - continued

seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR. The following summarizes the Fund's investment in each non-money market Fidelity Central Fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices
Fidelity Emerging Markets Debt Central Fund	FMR Co., Inc. (FMRC)	Seeks high total return by normally investing in debt securities of issuers in emerging markets and other debt investments that are tied economically to emerging markets.	Foreign Securities Repurchase Agreements Restricted Securities
Fidelity High Income Central Fund 1	FMRC

Seeks a high level of income and may also seek capital appreciation by investing primarily in debt securities, preferred stocks, and convertible securities, with an emphasis on lower-quality debt securities.

Delayed Delivery & When Issued Securities Loans & Direct Debt Instruments Repurchase Agreements Restricted Securities

An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of any securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at fidelity.com and/or advisor.fidelity.com, as applicable. A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) web site at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including security valuation policies) of those funds are available on the SEC web site or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the

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3. Significant Accounting Policies - continued

date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Security Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include market or security specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The value used for net asset value (NAV) calculation under these procedures may differ from published prices for the same securities.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level, as of April 30, 2012, is included at the end of the Fund's Schedule of Investments. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when significant market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-traded funds (ETFs) and certain indexes as well as quoted prices for similar securities are used and are categorized as Level 2 in the hierarchy in these circumstances. Utilizing these techniques may result in transfers between Level 1 and Level 2. For restricted equity securities and private placements where

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Notes to Financial Statements (Unaudited) - continued

3. Significant Accounting Policies - continued

Security Valuation - continued

observable inputs are limited, assumptions about market activity and risk are used and these securities are categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from independent pricing services or from dealers who make markets in such securities. For corporate bonds, foreign government and government agency obligations, preferred securities and U.S. government and government agency obligations, pricing services utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices and are generally categorized as Level 2 in the hierarchy. For asset backed securities, collateralized mortgage obligations and commercial mortgage securities, pricing services utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices and, accordingly, such securities are generally categorized as Level 2 in the hierarchy. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing matrices which consider similar factors that would be used by independent pricing services. These are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

New Accounting Pronouncements. In May 2011, the Financial Accounting Standards Board issued Accounting Standard Update No. 2011-04, Fair Value Measurement (Topic 820) - Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRSs. The update is effective during interim and annual periods beginning after December 15, 2011 and will result in additional disclosure for transfers between levels as well as expanded disclosure for securities categorized as Level 3 under the fair value hierarchy.

In December 2011, the Financial Accounting Standards Board issued Accounting Standard Update No. 2011-11, Disclosures about Offsetting Assets and Liabilities. The update creates new disclosure requirements requiring entities to disclose both gross and net information for derivatives and other financial instruments that are either offset in the Statement of Assets and Liabilities or subject to an enforceable master netting arrangement or similar agreement. The disclosure requirements are effective for interim and annual reporting periods beginning on or after January 1, 2013. Management is currently evaluating the impact of the update's adoption on the Fund's financial statement disclosures.

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3. Significant Accounting Policies - continued

Foreign Currency. The Fund may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rate at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The Fund estimates the components of distributions received that may be considered return of capital distributions or capital gain distributions. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. The principal amount on inflation-indexed securities is periodically adjusted to the rate of inflation and interest is accrued based on the principal amount. The adjustments to principal due to inflation are reflected as increases or decreases to interest income even though the principal is not received until maturity. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in

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Notes to Financial Statements (Unaudited) - continued

3. Significant Accounting Policies - continued

Expenses - continued

the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. A fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, passive foreign investment companies (PFIC), market discount, equity-debt classifications, partnerships, deferred trustees compensation, capital loss carryforwards and losses deferred due to wash sales.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 60,233,633
Gross unrealized depreciation	(7,891,234)
Net unrealized appreciation (depreciation) on securities and other investments	$ 52,342,399

Tax cost	$ 486,663,936

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. Under the Regulated Investment Company Modernization Act of 2010 (the Act), the Fund is permitted to carry forward

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3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period and such capital losses are required to be used prior to any losses that expire. At October 31, 2011, capital loss carryforwards were as follows:

Fiscal year of expiration
2017	$ (12,673,474)

Short-Term Trading (Redemption) Fees. Shares held by investors in the Fund less than 30 days are subject to a redemption fee equal to 1.00% of the net asset value of shares redeemed. All redemption fees, which reduce the proceeds of the shareholder redemption, are retained by the Fund and accounted for as an addition to paid in capital.

4. Operating Policies.

Delayed Delivery Transactions and When-Issued Securities. During the period, the Fund transacted in securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. The securities purchased on a delayed delivery or when-issued basis are identified as such in the Fund's Schedule of Investments. The Fund may receive compensation for interest forgone in the purchase of a delayed delivery or when-issued security. With respect to purchase commitments, the Fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

5. Purchases and Sales of Investments.

Purchases and sales of securities (including the Equity and Fixed-Income Central Funds), other than short-term securities and U.S. government securities, aggregated $367,742,894 and $413,329,128, respectively.

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Notes to Financial Statements (Unaudited) - continued

6. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .45% of the Fund's average net assets and an annualized group fee rate that averaged .26% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annualized management fee rate was .71% of the Fund's average net assets.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of FMR, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee	Total Fees	Retained by FDC
Class A	-%	.25%	$ 27,677	$ 433
Class T	.25%	.25%	30,126	543
Class B	.75%	.25%	12,043	9,060
Class C	.75%	.25%	57,848	25,634
			$ 127,694	$ 35,670

Sales Load. FDC may receive a front-end sales charge of up to 5.75% for selling Class A shares and 3.50% for selling Class T shares, some of which is paid to financial intermediaries for selling shares of the Fund. Depending on the holding period, FDC may receive contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. The deferred sales charges range from 5.00% to 1.00% for Class B, 1.00% for Class C, 1.00% for certain purchases of Class A shares and .25% for certain purchases of Class T shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$ 19,186
Class T	4,940
Class B*	3,019
Class C*	2,497
$ 29,642

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

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6. Fees and Other Transactions with Affiliates - continued

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the Fund. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, transfer agent fees for each class were as follows:

	Amount	% of Average Net Assets*
Class A	$ 29,144.26
Class T	15,122.25
Class B	3,622.30
Class C	17,422.30
Global Balanced	503,639.21
Institutional Class	2,174.22
	$ 571,123

* Annualized

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for each month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were $7,466 for the period.

7. Committed Line of Credit.

The Fund participates with other funds managed by FMR or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $806 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, there were no borrowings on this line of credit.

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Notes to Financial Statements (Unaudited) - continued

8. Security Lending.

The Fund lends portfolio securities through a lending agent from time to time in order to earn additional income. For equity securities, a lending agent is used and may loan securities to certain qualified borrowers, including Fidelity Capital Markets (FCM), a broker-dealer affiliated with the Fund. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. At period end, there were no security loans outstanding with FCM. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Total security lending income during the period amounted to $12,969, including $1,075 from securities loaned to FCM.

9. Expense Reductions.

Many of the brokers with whom FMR places trades on behalf of the Fund provided services to the Fund in addition to trade execution. These services included payments of certain expenses on behalf of the Fund totaling $31,871 for the period.

10. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended April 30, 2012	Year ended October 31, 2011
From net investment income
Class A	$ 183,672	$ 89,410
Class T	86,455	36,393
Class B	-	4,186
Class C	22,825	23,671
Global Balanced	5,284,339	5,347,640
Institutional Class	15,682	5,042
Total	$ 5,592,973	$ 5,506,342

Semiannual Report

10. Distributions to Shareholders - continued

	Six months ended April 30, 2012	Year ended October 31, 2011
From net realized gain
Class A	$ 85,585	$ 57,286
Class T	46,353	29,060
Class B	8,719	10,926
Class C	43,221	31,269
Global Balanced	1,984,414	2,686,373
Institutional Class	5,538	2,521
Total	$ 2,173,830	$ 2,817,435

11. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended April 30, 2012	Year ended October 31, 2011	Six months ended April 30, 2012	Year ended October 31, 2011
Class A
Shares sold	237,493	589,852	$ 5,272,183	$ 13,317,896
Reinvestment of distributions	11,691	6,226	250,430	136,028
Shares redeemed	(134,086)	(158,326)	(2,960,674)	(3,520,934)
Net increase (decrease)	115,098	437,752	$ 2,561,939	$ 9,932,990
Class T
Shares sold	169,290	308,037	$ 3,688,344	$ 6,909,923
Reinvestment of distributions	5,007	2,547	106,901	55,546
Shares redeemed	(58,358)	(83,961)	(1,271,899)	(1,863,419)
Net increase (decrease)	115,939	226,623	$ 2,523,346	$ 5,102,050
Class B
Shares sold	10,784	27,998	$ 232,731	$ 631,778
Reinvestment of distributions	361	605	7,708	13,164
Shares redeemed	(11,935)	(20,319)	(261,072)	(455,688)
Net increase (decrease)	(790)	8,284	$ (20,633)	$ 189,254
Class C
Shares sold	191,601	303,365	$ 4,149,686	$ 6,744,114
Reinvestment of distributions	2,666	2,288	56,618	49,623
Shares redeemed	(54,092)	(116,357)	(1,184,213)	(2,583,426)
Net increase (decrease)	140,175	189,296	$ 3,022,091	$ 4,210,311

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

11. Share Transactions - continued

	Shares		Dollars
	Six months ended April 30, 2012	Year ended October 31, 2011	Six months ended April 30, 2012	Year ended October 31, 2011
Global Balanced
Shares sold	2,353,491	7,688,422	$ 51,914,754	$ 173,946,427
Reinvestment of distributions	320,351	348,628	6,893,955	7,645,415
Shares redeemed	(5,435,738)	(9,221,582)	(119,638,403)	(206,542,789)
Net increase (decrease)	(2,761,896)	(1,184,532)	$ (60,829,694)	$ (24,950,947)
Institutional Class
Shares sold	87,850	48,248	$ 1,898,944	$ 1,092,344
Reinvestment of distributions	864	176	18,558	3,866
Shares redeemed	(53,608)	(21,184)	(1,199,897)	(477,601)
Net increase (decrease)	35,106	27,240	$ 717,605	$ 618,609

12. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Semiannual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Management & Research
(U.K.) Inc.

FIL Investments (Japan) Limited

FIL Investment Advisors

FIL Investment Advisors (U.K.) Limited

Fidelity Management & Research
(Japan) Inc.

Fidelity Management & Research
(Hong Kong) Limited

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Service Agents

Fidelity Investments Institutional
Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

Brown Brothers Harriman & Co.

Boston, MA

AGBLI-USAN-0612
1.883458.103

(Fidelity Investment logo)(registered trademark)
Corporate Headquarters
82 Devonshire St., Boston, MA 02109
www.fidelity.com

Item 2. Code of Ethics

Not applicable.

Item 3. Audit Committee Financial Expert

Not applicable.

Item 4. Principal Accountant Fees and Services

Not applicable.

Item 5. Audit Committee of Listed Registrants

Not applicable.

Item 6. Investments

(a) Not applicable.

(b) Not applicable

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9. Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders

There were no material changes to the procedures by which shareholders may recommend nominees to the Fidelity Charles Street Trust's Board of Trustees.

Item 11. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Charles Street Trust's (the "Trust") disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the Trust's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Trust's internal control over financial reporting.

Item 12. Exhibits

(a)	(1)	Not applicable.
(a)	(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.
(a)	(3)	Not applicable.
(b)		Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Charles Street Trust

By:	/s/John R. Hebble
John R. Hebble
President and Treasurer

Date:	June 22, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/John R. Hebble
John R. Hebble
President and Treasurer

Date:	June 22, 2012
By:	/s/Christine Reynolds
Christine Reynolds
Chief Financial Officer

Date:	June 22, 2012